UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2018 – JUNE 30, 2018
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX    |    Class I: TSQIX    |    Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX    |    Class I: TQMIX    |    Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX    |    Class I: TQTIX    |    Class Z: TCMIX

AMG TimesSquare Emerging Markets Small Cap Fund

Class N: TQENX    |    Class I: TQEIX    |    Class Z: TQEZX

AMG TimesSquare Global Small Cap Fund

Class N: TSYNX    |    Class I: TSYIX    |    Class Z: TSYZX

amgfunds.com	063018	SAR014

AMG Funds

Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG TimesSquare Small Cap Growth Fund	6

AMG TimesSquare Mid Cap Growth Fund	10

AMG TimesSquare International Small Cap Fund	14

AMG TimesSquare Emerging Markets Small Cap Fund	19

AMG TimesSquare Global Small Cap Fund	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	28
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	30
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	31
Detail of changes in assets for the past two fiscal periods

Financial Highlights	34
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	49
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	57

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period
AMG TimesSquare Small Cap Growth Fund*
Based on Actual Fund Return
Class N	1.07%	$1,000	$1,109	$5.61
Class I	0.98%	$1,000	$1,109	$5.11
Class Z	0.97%	$1,000	$1,109	$5.08

Based on Hypothetical 5% Annual Return
Class N	1.07%	$1,000	$1,019	$5.37
Class I	0.98%	$1,000	$1,020	$4.89
Class Z	0.97%	$1,000	$1,020	$4.87
AMG TimesSquare Mid Cap Growth Fund*
Based on Actual Fund Return
Class N	1.17%	$1,000	$1,056	$5.98
Class I	1.07%	$1,000	$1,057	$5.48
Class Z	0.97%	$1,000	$1,057	$4.97

Based on Hypothetical 5% Annual Return
Class N	1.17%	$1,000	$1,019	$5.88
Class I	1.07%	$1,000	$1,019	$5.38
Class Z	0.97%	$1,000	$1,020	$4.88

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period
AMG TimesSquare International Small Cap Fund*
Based on Actual Fund Return
Class N	1.19%	$1,000	$998	$5.89
Class I	1.02%	$1,000	$999	$5.05
Class Z	0.94%	$1,000	$999	$4.66

Based on Hypothetical 5% Annual Return
Class N	1.19%	$1,000	$1,019	$5.95
Class I	1.02%	$1,000	$1,020	$5.10
Class Z	0.94%	$1,000	$1,020	$4.70
AMG TimesSquare Emerging Markets Small Cap Fund*
Based on Actual Fund Return
Class N	1.68%	$1,000	$929	$8.03
Class I	1.29%	$1,000	$930	$6.17
Class Z	1.29%	$1,000	$930	$6.17

Based on Hypothetical 5% Annual Return
Class N	1.68%	$1,000	$1,016	$8.40
Class I	1.29%	$1,000	$1,018	$6.46
Class Z	1.29%	$1,000	$1,018	$6.46

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period
AMG TimesSquare Global Small Cap Fund**
Based on Actual Fund Return
Class N	1.25%	$1,000	$988	$1.06
Class I	1.00%	$1,000	$989	$0.84
Class Z	1.00%	$1,000	$989	$0.84

Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$1.07
Class I	1.00%	$1,000	$1,020	$0.86
Class Z	1.00%	$1,000	$1,020	$0.86

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

**

Commencement of operations was May 31, 2018. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (31), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG TimesSquare Small Cap Growth Fund[3,4]
Class N	10.89%	23.23%	12.00%	12.15%	9.29%	01/21/00
Class I	10.91%	23.40%	—	—	20.68%	02/24/17
Class Z	10.91%	23.37%	12.22%	12.32%	9.45%	01/21/00

Russell 2000® Growth Index[5]	9.70%	21.86%	13.65%	11.24%	5.26%	01/21/00	†
AMG TimesSquare Mid Cap Growth Fund[2,4,6]
Class N	5.60%	16.74%	11.67%	10.17%	9.93%	03/04/05
Class I	5.67%	16.86%	—	—	15.78%	02/24/17
Class Z	5.67%	16.91%	11.90%	10.40%	10.13%	03/04/05

Russell Midcap® Growth Index[7]	5.40%	18.52%	13.37%	10.45%	9.72%	03/04/05	†
AMG TimesSquare International Small Cap Fund[2,3,4,8,9,10,11,12]
Class N	(0.18%)	11.99%	13.07%	—	13.13%	01/02/13
Class I	(0.12%)	12.19%	—	—	21.93%	02/24/17
Class Z	(0.06%)	12.19%	13.31%	—	13.34%	01/02/13

MSCI EAFE Small Cap Index13, [16]	(1.33%)	12.45%	11.32%	6.81%	11.05%	01/02/13	†
AMG TimesSquare Emerging Markets Small Cap Fund[2,3,4,8,9,10,11,12,14]
Class N	(7.14%)	7.62%	—	—	9.54%	02/24/17
Class I	(6.96%)	8.02%	—	—	15.10%	12/14/16
Class Z	(6.96%)	8.02%	—	—	15.10%	12/14/16

MSCI Emerging Markets Small Cap Index15, 16 (8.45%) 5.64% 4.32% 4.44%					13.67%	12/14/16	†
AMG TimesSquare Global Small Cap Fund[2,3,4,9,10,11,12,14,17]
Class N	—	—	—	—	(1.20%)	05/30/18
Class I	—	—	—	—	(1.10%)	05/30/18
Class Z	—	—	—	—	(1.10%)	05/30/18

MSCI World Small Cap Index16, [18]	2.70%	14.81%	11.57%	9.01%	(0.56%)	05/30/18	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[6]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[8]	A short-term redemption fee of 2% will be charged on shares held for less than 60 days.

[9]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[10]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

Fund Performance

Periods ended June 30, 2018 (continued)

[11]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[12]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[13]

The MSCI EAFE Small Cap Index covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices of developed markets, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[14]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[15]

MSCI Emerging Markets Small Cap Index includes small cap representation across 24 Emerging Markets countries. The small cap segment tends to capture more local economic and sector characteristics relative to larger Emerging Markets capitalization segments. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[16]

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.

Copying or redistributing the MSCI data is strictly prohibited.

[17]

The Fund has been in existence for less than one year. Short-term performance may not represent meaningful portrayal of a fund’s performance history; results for longer periods may differ, in some cases, substantially.

[18]

The MSCI World Small Cap Index captures small cap representation across 23 Developed Markets countries. With over 4,000 constituents, the Index covers approximately 14% of the free float-adjusted market capitalization in each country. Unlike the Fund, the MSCI World Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG TimesSquare Small Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	29.0
Industrials	20.1
Consumer Discretionary	18.6
Health Care	12.9
Financials	8.1
Real Estate	3.3
Consumer Staples	2.4
Energy	2.3
Telecommunication Services	1.9
Materials	1.6
Short-Term Investments[1]	12.3
Other Assets Less Liabilities[2]	(12.5)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
ASGN, Inc.	2.7
Bright Horizons Family Solutions, Inc.	2.3
RealPage, Inc.	2.1
Beacon Roofing Supply, Inc.	2.0
Q2 Holdings, Inc.	1.8
WageWorks, Inc.	1.8
j2 Global, Inc.	1.8
TriNet Group, Inc.	1.7
Cable One, Inc.	1.7
Albany International Corp., Class A	1.7

Top Ten as a Group	19.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 18.1%
ASGN, Inc.*	425,035	$33,233,487
Bright Horizons Family Solutions, Inc.*	270,000	27,680,400
BrightView Holdings, Inc.*	34,400	755,080
Cable One, Inc.[1]	28,522	20,914,897
Chegg, Inc.*,1	640,000	17,785,600
Floor & Decor Holdings, Inc., Class A*,1	270,000	13,319,100
Hudson, Ltd., Class A (United Kingdom)*	700,080	12,244,399
IMAX Corp. (Canada)*	400,099	8,862,193
Lithia Motors, Inc., Class A1	92,000	8,700,440
Monro, Inc.[1]	341,000	19,812,100
National Vision Holdings, Inc.*	530,000	19,382,100
Ollie’s Bargain Outlet Holdings, Inc.*	93,000	6,742,500
Papa John’s International, Inc.	137,000	6,948,640
Strayer Education, Inc.	175,000	19,776,750
William Lyon Homes, Class A*	140,000	3,248,000
Total Consumer Discretionary		219,405,686
Consumer Staples - 2.4%
BJ’s Wholesale Club Holdings, Inc.*	482,700	11,415,855
MGP Ingredients, Inc.	135,000	11,989,350
SunOpta, Inc. (Canada)*	730,000	6,132,000
Total Consumer Staples		29,537,205
Energy - 2.3%
Cactus, Inc., Class A*	220,000	7,433,800
Matador Resources Co.*	360,000	10,818,000
Solaris Oilfield Infrastructure, Inc., Class A*,1	655,000	9,359,950
Total Energy		27,611,750
Financials - 8.1%
AMERISAFE, Inc.	163,384	9,435,426
Argo Group International Holdings, Ltd. (Bermuda)	200,030	11,631,745
Cadence BanCorp	510,000	14,723,700
Hamilton Lane, Inc., Class A	255,000	12,232,350
Health Insurance Innovations, Inc., Class A*	227,000	7,343,450
M I Acquisitions, Inc.*	668,400	6,991,464
Meta Financial Group, Inc.	140,020	13,637,948
ProAssurance Corp.	250,065	8,864,804
WisdomTree Investments, Inc.	1,421,400	12,906,312
Total Financials		97,767,199
Health Care - 12.9%
Acceleron Pharma, Inc.*	109,950	5,334,774
Achaogen, Inc.*,1	215,600	1,867,096

	Shares	Value
Amedisys, Inc.*	101,020	$8,633,169
American Renal Associates Holdings, Inc.*,1	230,004	3,627,163
Argenx SE, ADR (Netherlands)*	43,500	3,604,410
Blueprint Medicines Corp.*	164,000	10,410,720
Evolent Health, Inc., Class A*,1	429,612	9,043,332
HealthEquity, Inc.*	131,500	9,875,650
Inogen, Inc.*	60,000	11,179,800
Inspire Medical Systems, Inc.*	195,000	6,953,700
iRhythm Technologies, Inc.*	140,000	11,358,200
K2M Group Holdings, Inc.*	412,230	9,275,175
Loxo Oncology, Inc.*	27,500	4,770,700
MyoKardia, Inc.*	120,000	5,958,000
Novocure, Ltd. (Jersey)*	253,300	7,928,290
PRA Health Sciences, Inc.*	104,000	9,709,440
Radius Health, Inc.*,1	383,000	11,287,010
Repligen Corp.*	320,000	15,052,800
Rhythm Pharmaceuticals, Inc.*	175,285	5,479,409
Sarepta Therapeutics, Inc.*,1	37,970	5,018,875
Total Health Care		156,367,713
Industrials - 20.1%
Albany International Corp., Class A	340,000	20,451,000
Allegiant Travel Co.[1]	80,064	11,124,893
Atento, S.A. (Spain)	600,000	4,110,000
Beacon Roofing Supply, Inc.*	562,600	23,978,012
CIRCOR International, Inc.[1]	270,000	9,979,200
Clean Harbors, Inc.*	305,000	16,942,750
EMCOR Group, Inc.	212,000	16,150,160
Exponent, Inc.	300,000	14,490,000
Healthcare Services Group, Inc.[1]	325,073	14,039,903
ICF International, Inc.	125,000	8,881,250
Milacron Holdings Corp.*	555,000	10,506,150
nLight, Inc.*	100,000	3,306,000
RBC Bearings, Inc.*	100,096	12,893,366
Rexnord Corp.*	370,000	10,752,200
TriNet Group, Inc.*	375,000	20,977,500
UniFirst Corp.	70,000	12,383,000
Viad Corp.	185,050	10,038,962
WageWorks, Inc.*	436,874	21,843,700
Total Industrials		242,848,046
Information Technology - 29.0%
2U, Inc.*	244,000	20,388,640
ACI Worldwide, Inc.*	330,008	8,141,297
Blackline, Inc.*	300,075	13,032,257

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 29.0% (continued)
Bottomline Technologies, Inc.*	200,920	$10,011,844
Cision, Ltd.*,1	985,080	14,726,946
Evo Payments, Inc., Class A*	700,000	14,406,000
Exela Technologies, Inc.*,1	1,205,000	5,723,750
ExlService Holdings, Inc.*	290,018	16,417,919
Fair Isaac Corp.*	100,000	19,332,000
ForeScout Technologies, Inc.*	185,000	6,338,100
Instructure, Inc.*	450,000	19,147,500
j2 Global, Inc.	250,000	21,652,500
Littelfuse, Inc.	60,000	13,690,800
MINDBODY, Inc., Class A*	235,000	9,071,000
MKS Instruments, Inc.	163,075	15,606,277
New Relic, Inc.*	70,000	7,041,300
Paycom Software, Inc.*,1	116,070	11,471,198
Paylocity Holding Corp.*	220,000	12,949,200
Pegasystems, Inc.	180,000	9,864,000
Pluralsight, Inc., Class A*,1	440,055	10,759,345
Q2 Holdings, Inc.*	390,007	22,249,899
RealPage, Inc.*	450,058	24,798,196
Rosetta Stone, Inc.*	450,000	7,213,500
Science Applications International Corp.	80,033	6,477,071
SendGrid, Inc.*	280,000	7,425,600
Talend, S.A., ADR *	210,000	13,078,800
USA Technologies, Inc.*	526,900	7,376,600
Varonis Systems, Inc.*	33,200	2,473,400
Total Information Technology		350,864,939
Materials - 1.6%
PolyOne Corp.	190,000	8,211,800
Summit Materials, Inc., Class A*	415,028	10,894,485
Total Materials		19,106,285
Real Estate - 3.3%
HFF, Inc., Class A	170,000	5,839,500
Kennedy-Wilson Holdings, Inc.	964,058	20,389,827
National Storage Affiliates Trust, REIT	210,000	6,472,200
Willscot Corp.*,1	515,000	7,622,000
Total Real Estate		40,323,527
Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc.	170,082	9,082,379
Shenandoah Telecommunications Co.	420,000	13,734,000
Total Telecommunication Services		22,816,379
Total Common Stocks (Cost $839,832,082)		1,206,648,729

	Shares	Value
Preferred Stock - 0.5%
Consumer Discretionary - 0.5%
Wheels Up *,2 (Cost $6,999,997)	2,243,589	$6,304,485

	Principal Amount
Short-Term Investments - 12.3%
Joint Repurchase Agreements - 5.2%[3]
Bank of Nova Scotia, dated 06/29/18, due 07/02/18, 2.120% total to be received $14,947,725 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.430%, 02/01/21 - 06/01/48, totaling $15,246,680)	$14,945,085	14,945,085
MUFG Securities America, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $43,511 (collateralized by various U.S. Government Agency Obligations, 2.430% - 6.000%, 02/01/21 - 10/15/58, totaling $44,373)	43,503	43,503
National Bank Financial, dated 06/29/18, due 07/02/18, 2.010% total to be received $14,947,588 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 09/06/18 - 09/09/49, totaling $15,243,990)	14,945,085	14,945,085
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $14,947,725 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 - 05/20/68, totaling $15,243,987)	14,945,085	14,945,085
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $3,099,823 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 11/01/36 - 06/01/48, totaling $3,161,263)	3,099,278	3,099,278
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $14,947,949 (collateralized by various
U.S. Treasuries, 0.125% - 3.875%, 07/15/19 -02/15/48, totaling $15,244,098)	14,945,085	14,945,085
Total Joint Repurchase Agreements		62,923,121
	Shares
Other Investment Companies - 7.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4]	85,731,557	85,731,557
Total Short-Term Investments (Cost $148,654,678)		148,654,678
Total Investments - 112.5% (Cost $995,486,757)		1,361,607,892
Other Assets, less Liabilities - (12.5)%		$(151,348,298)
Net Assets - 0.0%		$1,210,259,594

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $61,031,161 or 5.0% of net assets, were out on loan to various brokers.
[2]	Security’s value was determined by using significant unobservable inputs.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,206,648,729	—	—	$1,206,648,729
Preferred Stock††	—	—	$6,304,485	6,304,485
Short-Term Investments
Joint Repurchase Agreements	—	$62,923,121	—	62,923,121
Other Investment Companies	85,731,557	—	—	85,731,557

Total Investments in Securities	$1,292,380,286	$62,923,121	$6,304,485	$1,361,607,892

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All preferred stock held in the Fund are Level 3 securities. For a detailed breakout of preferred stock by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2018:

Preferred Stock
Balance as of December 31, 2017	$6,999,997
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(695,512)
Purchases	—
Sales	—
Balance as of June 30, 2018	$6,304,485
Net change in unrealized appreciation/depreciation on investments still held at June 30, 2018	$(695,512)

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Mid Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	30.5
Industrials	20.8
Consumer Discretionary	12.8
Health Care	12.2
Financials	9.8
Real Estate	4.8
Materials	3.1
Consumer Staples	2.1
Energy	1.4
Telecommunication Services	1.1
Short-Term Investments[1]	2.9
Other Assets Less Liabilities[2]	(1.5)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
The Progressive Corp.	3.4
SBA Communications Corp.	3.1
Global Payments, Inc.	2.9
Gartner, Inc.	2.4
Booz Allen Hamilton Holding Corp.	2.1
FleetCor Technologies, Inc.	2.0
Verisk Analytics, Inc.	2.0
TransUnion	1.9
DaVita, Inc.	1.8
Martin Marietta Materials, Inc.	1.7

Top Ten as a Group	23.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 12.8%
Altice USA, Inc., Class A	960,500	$16,386,130
Brunswick Corp.	383,000	24,695,840
Dollar Tree, Inc.*	227,700	19,354,500
Domino’s Pizza, Inc.	67,600	19,074,692
International Game Technology PLC[1]	715,800	16,635,192
Leggett & Platt, Inc.	540,200	24,114,528
Mohawk Industries, Inc.*	82,500	17,677,275
O’Reilly Automotive, Inc.*	124,200	33,977,394
Pool Corp.	146,200	22,149,300
Ross Stores, Inc.	312,700	26,501,325
ServiceMaster Global Holdings, Inc.*	427,700	25,435,319
Ulta Beauty, Inc.*	96,700	22,575,582
Total Consumer Discretionary		268,577,077
Consumer Staples - 2.1%
McCormick & Co., Inc.	216,700	25,156,703
US Foods Holding Corp.*	509,300	19,261,726
Total Consumer Staples		44,418,429
Energy - 1.4%
Concho Resources, Inc.*	205,000	28,361,750
Financials - 9.8%
Apollo Global Management LLC, Class A, MLP [1]	906,300	28,883,781
Assured Guaranty, Ltd. (Bermuda)	429,700	15,353,181
Comerica, Inc.	47,325	4,302,789
The Progressive Corp.	1,195,000	70,684,250
RenaissanceRe Holdings, Ltd. (Bermuda)	162,100	19,503,872
Signature Bank*	131,100	16,765,068
TD Ameritrade Holding Corp.	557,500	30,534,275
Willis Towers Watson PLC (United Kingdom)	139,100	21,087,560
Total Financials		207,114,776
Health Care - 12.2%
Agilent Technologies, Inc.	317,200	19,615,648
Bio-Rad Laboratories, Inc., Class A*	107,600	31,046,904
Bio-Techne Corp.	87,300	12,916,035
Centene Corp.*	224,700	27,685,287
Charles River Laboratories International, Inc.*	177,200	19,892,472
DaVita, Inc.*	543,300	37,726,752
Henry Schein, Inc.*	186,200	13,525,568
Neurocrine Biosciences, Inc.*	295,900	29,069,216
Sarepta Therapeutics, Inc.*,1	109,900	14,526,582
Vertex Pharmaceuticals, Inc.*	204,700	34,790,812

	Shares	Value
WellCare Health Plans, Inc.*	65,700	$16,177,968
Total Health Care		256,973,244
Industrials - 20.8%
AerCap Holdings, N.V. (Ireland)*	456,100	24,697,815
AMETEK, Inc.	317,300	22,896,368
BWX Technologies, Inc.	576,000	35,896,320
Carlisle Cos., Inc.	244,700	26,503,457
Cintas Corp.	86,200	15,953,034
Copart, Inc.*	351,850	19,900,636
Hexcel Corp.	291,000	19,316,580
J.B. Hunt Transport Services, Inc.	137,950	16,767,822
L3 Technologies, Inc.	171,000	32,886,720
Nielsen Holdings PLC	450,100	13,921,593
Nordson Corp.	198,300	25,463,703
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	218,900	25,004,947
TransDigm Group, Inc.	65,500	22,606,670
TransUnion	561,400	40,218,696
Verisk Analytics, Inc.*	385,100	41,452,164
WABCO Holdings, Inc.*	165,800	19,401,916
Waste Connections, Inc.	457,100	34,410,488
Total Industrials		437,298,929
Information Technology - 30.5%
Alliance Data Systems Corp.	114,400	26,678,080
Amdocs, Ltd.	463,500	30,679,065
Amphenol Corp., Class A	337,000	29,369,550
Atlassian Corp. PLC, Class A (Australia)*	291,200	18,205,824
Booz Allen Hamilton Holding Corp.	988,400	43,222,732
CoStar Group, Inc.*	74,600	30,782,198
Dolby Laboratories, Inc., Class A	547,500	33,775,275
Electronic Arts, Inc.*	193,100	27,230,962
Entegris, Inc.	638,900	21,658,710
Fidelity National Information Services, Inc.	202,700	21,492,281
FleetCor Technologies, Inc.*	202,100	42,572,365
Gartner, Inc.*	387,100	51,445,590
Global Payments, Inc.	544,300	60,684,007
GreenSky, Inc., Class A*	738,500	15,619,275
GrubHub, Inc.*,1	179,025	18,781,513
Marvell Technology Group, Ltd.	1,563,200	33,515,008
Microchip Technology, Inc.[1]	168,600	15,334,170
Monolithic Power Systems, Inc.	133,700	17,871,679
Open Text Corp. (Canada)	448,400	15,779,196
Red Hat, Inc.*	203,400	27,330,858
Tyler Technologies, Inc.*	130,600	29,006,260

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 30.5% (continued)
Worldpay, Inc., Class A*	369,000	$30,176,820
Total Information Technology		641,211,418
Materials - 3.1%
Ecolab, Inc.	202,900	28,472,957
Martin Marietta Materials, Inc.	162,400	36,268,792
Total Materials		64,741,749
Real Estate - 4.8%
CBRE Group, Inc., Class A*	734,900	35,084,126
SBA Communications Corp., REIT *	397,600	65,651,712
Total Real Estate		100,735,838
Telecommunication Services - 1.1%
Zayo Group Holdings, Inc.*	655,000	23,894,400
Total Common Stocks (Cost $1,326,622,722)		2,073,327,610

	Principal Amount
Short-Term Investments - 2.9%
Joint Repurchase Agreements - 1.4%[2]
Bank of Nova Scotia, dated 06/29/18, due 07/02/18, 2.120% total to be received $7,015,901 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.430%, 02/01/21 - 06/01/48, totaling $7,156,219)	$7,014,662	7,014,662
National Bank Financial, dated 06/29/18, due 07/02/18, 2.010% total to be received $7,015,837 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 09/06/18 - 09/09/49, totaling $7,154,957)	7,014,662	7,014,662

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $28,912,272 or 1.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Principal Amount	Value
NatWest Markets PLC, dated 06/29/18, due 07/02/18, 2.090% total to be received $1,475,446 (collateralized by various U.S. Treasuries, 2.500% - 6.625%, 05/15/20 - 05/15/46, totaling $1,504,707)	$1,475,189	$1,475,189
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $7,015,895 (collateralized by various U.S. Government Agency Obligations, 3.000% -7.000%, 11/01/36 - 06/01/48, totaling $7,154,955)	7,014,662	7,014,662
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $7,016,006 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 -02/15/48, totaling $7,155,008)	7,014,662	7,014,662
Total Joint Repurchase Agreements		29,533,837

	Shares
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[3]	32,114,225	32,114,225
Total Short-Term Investments (Cost $61,648,062)		61,648,062
Total Investments - 101.5% (Cost $1,388,270,784)		2,134,975,672
Other Assets, less Liabilities - (1.5)%		(31,268,313)
Net Assets - 100.0%		$2,103,707,359

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$2,073,327,610	—	—	$2,073,327,610
Short-Term Investments
Joint Repurchase Agreements	—	$29,533,837	—	29,533,837
Other Investment Companies	32,114,225	—	—	32,114,225

Total Investments in Securities	$2,105,441,835	$29,533,837	—	$2,134,975,672

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare International Small Cap Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	22.9
Information Technology	21.2
Financials	18.2
Consumer Discretionary	17.1
Health Care	8.0
Consumer Staples	4.0
Materials	3.4
Real Estate	2.0
Telecommunication Services	0.2
Short-Term Investments[1]	7.3
Other Assets Less Liabilities[2]	(4.3)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Horiba, Ltd. (Japan)	3.4
Altran Technologies, S.A. (France)	2.9
Sugi Holdings Co., Ltd. (Japan)	2.8
Amplifon S.P.A. (Italy)	2.6
Modern Times Group MTG AB, Class B (Sweden)	2.6
en-japan, Inc. (Japan)	2.5
Izumi Co., Ltd. (Japan)	2.4
Electrocomponents PLC (United Kingdom)	2.4
Prosegur Cia de Seguridad, S.A. (Spain)	2.2
RPC Group PLC (United Kingdom)	2.2

Top Ten as a Group	26.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 17.1%
ABC-Mart, Inc. (Japan)	517,400	$28,279,807
CIE Automotive, S.A. (Spain)	936,200	27,548,407
CTS Eventim AG & Co. KGaA (Germany)[1]	343,012	16,841,126
Dalata Hotel Group PLC (Ireland)*	3,468,680	28,274,091
Don Quijote Holdings Co., Ltd. (Japan)	179,000	8,591,771
IDOM, Inc. (Japan)[1]	2,741,900	15,139,139
Izumi Co., Ltd. (Japan)	505,000	31,164,207
Modern Times Group MTG AB, Class B (Sweden)[1]	811,328	33,856,025
SAF-Holland, S.A. (Germany)[1]	825,200	12,403,481
Samsonite International, S.A. (United States)[2]	4,223,050	14,886,727
Ser Educacional, S.A. (Brazil)[2]	924,200	3,786,698
Total Consumer Discretionary		220,771,479
Consumer Staples - 4.0%
Sugi Holdings Co., Ltd. (Japan)	628,830	36,380,857
Viscofan, S.A. (Spain)	217,418	14,790,467
Total Consumer Staples		51,171,324
Financials - 18.2%
Aruhi Corp. (Japan)	657,000	13,717,656
Bolsas y Mercados Espanoles SHMSF, S.A. (Spain)	220,800	7,280,866
Challenger, Ltd. (Australia)	1,825,878	15,978,721
Dewan Housing Finance Corp., Ltd. (India)	2,740,100	25,483,143
Edelweiss Financial Services, Ltd. (India)	4,302,988	18,491,810
FinecoBank Banca Fineco S.P.A. (Italy)	2,310,200	26,006,090
GRENKE AG (Germany)[1]	64,825	7,390,246
The Hiroshima Bank, Ltd. (Japan)	809,800	5,370,848
Hoist Finance AB (Sweden)[1,2]	590,700	4,317,295
Indiabulls Housing Finance, Ltd. (India)	691,200	11,556,909
Jupiter Fund Management PLC (United Kingdom)	2,200,900	12,903,675
Regional SAB de CV (Mexico)	1,348,700	7,261,565
Steadfast Group, Ltd. (Australia)	11,200,500	23,277,248
Tamburi Investment Partners S.P.A. (Italy)[1]	1,529,675	10,493,494
Topdanmark A/S (Denmark)	496,750	21,693,674
Zenkoku Hosho Co., Ltd. (Japan)	537,800	24,350,233
Total Financials		235,573,473
Health Care - 8.0%
Amplifon S.P.A. (Italy)	1,645,000	34,013,755
DiaSorin S.P.A. (Italy)	69,725	7,923,888
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	488,000	4,917,605
Japan Lifeline Co., Ltd. (Japan)[1]	1,069,900	26,229,823

	Shares	Value
Orpea (France)	69,580	$9,267,936
UDG Healthcare PLC (Ireland)	2,000,200	21,736,817
Total Health Care		104,089,824
Industrials - 22.9%
AirAsia Group Bhd (Malaysia)	16,019,500	11,873,219
Alimak Group AB (Sweden)[1,2]	368,098	5,638,546
Benefit One, Inc. (Japan)	851,500	24,006,405
Clarkson PLC (United Kingdom)[1]	148,100	4,495,460
Daetwyler Holding AG (Switzerland)	96,084	18,434,964
Diploma PLC (United Kingdom)	756,325	13,085,864
en-japan, Inc. (Japan)	646,100	32,513,401
Interpump Group S.P.A. (Italy)	885,050	27,436,618
IPH, Ltd. (Australia)	3,861,900	12,698,385
Irish Continental Group PLC (Ireland)	1,309,810	7,754,067
LISI (France)	207,790	7,851,090
Melrose Industries PLC (United Kingdom)	8,743,582	24,465,090
Nabtesco Corp. (Japan)	416,900	12,809,210
Nihon M&A Center, Inc. (Japan)	165,500	4,794,940
Palfinger AG (Austria)	130,740	4,954,412
Polypipe Group PLC (United Kingdom)	1,891,115	9,582,401
Prosegur Cia de Seguridad, S.A. (Spain)[1]	4,456,410	29,030,193
Rotork PLC (United Kingdom)	1,379,500	6,075,524
Stabilus, S.A. (Luxembourg)	220,200	19,781,274
Troax Group AB (Sweden)	159,500	5,137,550
VAT Group AG (Switzerland)[2]	102,600	13,661,513
Total Industrials		296,080,126
Information Technology - 21.2%
Altran Technologies, S.A. (France)	2,574,181	37,204,300
Ascom Holding AG (Switzerland)	709,100	12,829,694
Auto Trader Group PLC (United Kingdom)[2]	3,243,249	18,176,431
Chroma ATE, Inc. (Taiwan)	2,190,000	11,758,267
Datalogic S.P.A. (Italy)[1]	414,600	15,284,532
Disco Corp. (Japan)	124,300	21,161,209
Electrocomponents PLC (United Kingdom)	3,121,100	31,115,038
Global Dominion Access, S.A. (Spain)*,2	589,147	3,195,790
Horiba, Ltd. (Japan)	622,995	43,548,063
Iriso Electronics Co., Ltd. (Japan)	304,000	18,339,104
Link Administration Holdings, Ltd. (Australia)	2,796,300	15,156,498
Nemetschek SE (Germany)	108,900	13,052,403
RIB Software SE (Germany)[1]	680,900	15,776,859
SimCorp A/S (Denmark)	228,200	18,430,807
Total Information Technology		275,028,995

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.4%
Frutarom Industries, Ltd. (Israel)	155,120	$15,256,070
RPC Group PLC (United Kingdom)	2,884,384	28,398,731
Total Materials		43,654,801
Real Estate - 2.0%
Open House Co., Ltd. (Japan)	449,700	26,572,779
Telecommunication Services - 0.2%
Tower Bersama Infrastructure Tbk PT (Indonesia)	6,459,400	2,248,480
Total Common Stocks (Cost $1,216,732,562)		1,255,191,281

	Principal Amount
Short-Term Investments - 7.3%
Joint Repurchase Agreements - 1.8%[3]
Jefferies LLC, dated 06/29/18, due 07/02/18, 2.100% total to be received $5,330,912 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 06/01/46 - 05/15/58, totaling $5,436,579)	$5,329,979	5,329,979
National Bank Financial, dated 06/29/18, due 07/02/18, 2.010% total to be received $5,674,542 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 09/06/18 - 09/09/49, totaling $5,787,065)	5,673,592	5,673,592
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $5,674,594 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 - 05/20/68, totaling $5,787,064)	5,673,592	5,673,592

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $23,384,933 or 1.8% of net assets, were out on loan to various brokers.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $63,663,000 or 4.9% of net assets.

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $1,537,007 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 11/01/36 - 06/01/48, totaling $1,567,472)	$1,536,737	$1,536,737
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $5,674,679 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 -02/15/48, totaling $5,787,106)	5,673,592	5,673,592
Total Joint Repurchase Agreements		23,887,492

	Shares
Other Investment Companies - 5.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4]	71,205,645	71,205,645
Total Short-Term Investments (Cost $95,093,137)		95,093,137
Total Investments - 104.3% (Cost $1,311,825,699)		1,350,284,418
Other Assets, less Liabilities - (4.3)%		(55,736,209)
Net Assets - 100.0%		$1,294,548,209

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$33,311,832	$262,768,294	—	$296,080,126
Information Technology	3,195,790	271,833,205	—	275,028,995
Financials	7,261,565	228,311,908	—	235,573,473
Consumer Discretionary	32,060,789	188,710,690	—	220,771,479
Health Care	—	104,089,824	—	104,089,824
Consumer Staples	—	51,171,324	—	51,171,324
Materials	—	43,654,801	—	43,654,801
Real Estate	—	26,572,779	—	26,572,779
Telecommunication Services	—	2,248,480	—	2,248,480
Short-Term Investments
Joint Repurchase Agreements	—	23,887,492	—	23,887,492
Other Investment Companies	71,205,645	—	—	71,205,645

Total Investment in Securities	$147,035,621	$1,203,248,797	—	$1,350,284,418

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$5,379,095	$(73,262,821)	$73,262,821	$(5,379,095)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	5.4
Austria	0.4
Brazil	0.3
Denmark	3.2
France	4.3
Germany	5.2
India	4.4
Indonesia	0.2
Ireland	4.6
Israel	1.2
Italy	9.7
Japan	29.7
Luxembourg	1.6
Malaysia	0.9
Mexico	0.6
New Zealand	0.4
Spain	6.5
Sweden	3.9
Switzerland	3.6
Taiwan	0.9
United Kingdom	11.8
United States	1.2

100.0

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Emerging Markets Small Cap Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	22.6
Consumer Discretionary	17.7
Industrials	17.5
Information Technology	12.7
Health Care	9.6
Consumer Staples	5.8
Materials	5.7
Real Estate	5.6
Energy	1.3
Short-Term Investments	1.5
Other Assets Less Liabilities	0.0	[1]

[1]	Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets
Banco Davivienda, S.A., Preference (Colombia)	2.3
Ennoconn Corp. (Taiwan)	2.1
Innocean Worldwide, Inc. (South Korea)	2.0
Fourlis Holdings, S.A. (Greece)	2.0
Juhayna Food Industries (Egypt)	1.9
Mytilineos Holdings, S.A. (Greece)	1.9
A-Living Services Co., Ltd., Class H (China)	1.9
BR Properties, S.A. (Brazil)	1.9
China Conch Venture Holdings, Ltd. (China)	1.8
China Resources Phoenix Healthcare Holdings Co., Ltd. (China)	1.8

Top Ten as a Group	19.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare Emerging Markets Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 92.2%
Consumer Discretionary - 16.7%
China Maple Leaf Educational Systems, Ltd. (China)	40,000	$71,829
Fourlis Holdings, S.A. (Greece)	18,000	126,122
Ghabbour Auto (Egypt)*	180,000	56,143
Innocean Worldwide, Inc. (South Korea)	2,400	127,917
Lung Yen Life Service Corp. (Taiwan)	35,000	69,967
OPAP, S.A. (Greece)	9,000	101,474
Plan B Media PCL (Thailand)	73,000	13,425
Plan B Media PCL, Class F (Thailand)	377,000	69,333
PVR, Ltd. (India)	4,500	90,287
Ramayana Lestari Sentosa Tbk PT (Indonesia)	800,000	83,107
Ser Educacional, S.A. (Brazil)[1]	25,468	104,347
T4F Entretenimento, S.A. (Brazil)	36,000	74,308
Xinyi Glass Holdings, Ltd. (Hong Kong)	60,000	72,777
Total Consumer Discretionary		1,061,036
Consumer Staples - 4.3%
Alicorp SAA (Peru)	25,000	84,120
Juhayna Food Industries (Egypt)	180,000	121,587
Puregold Price Club, Inc. (Philippines)	76,000	66,350
Total Consumer Staples		272,057
Energy - 1.3%
OMV Petrom, S.A. (Romania)	1,000,000	80,252
Financials - 18.8%
Bank Tabungan Negara Persero Tbk PT (Indonesia)	400,000	68,267
City Union Bank, Ltd. (India)	40,000	108,068
Dewan Housing Finance Corp., Ltd. (India)	9,000	83,701
Edelweiss Financial Services, Ltd. (India)	22,000	94,544
Egypt Kuwait Holding Co., S.A.E. (Egypt)	80,000	92,000
Egyptian Financial Group-Hermes Holding Co. (Egypt)*	55,000	70,771
Hatton National Bank PLC (Sri Lanka)	45,335	64,437
Intercorp Financial Services, Inc. (Peru)	2,300	91,885
Inversiones La Construccion, S.A. (Chile)	3,500	55,334
KIWOOM Securities Co., Ltd. (South Korea)	700	68,092
MCB Bank, Ltd. (Pakistan)	40,000	65,136
Regional SAB de CV (Mexico)	17,000	91,530
TMB Bank PCL (Thailand)	200,000	13,898
TMB Bank PCL, Class F (Thailand)	1,400,000	97,286
Transaction Capital, Ltd. (South Africa)	60,000	74,795
Value Partners Group, Ltd. (Hong Kong)	70,000	55,040
Total Financials		1,194,784

	Shares	Value
Health Care - 9.6%
China Resources Phoenix Healthcare Holdings Co., Ltd. (China)	95,000	$115,955
Hugel, Inc. (South Korea)*	180	77,843
i-SENS, Inc. (South Korea)	4,500	90,825
Life Healthcare Group Holdings, Ltd. (South Africa)	61,000	110,639
Medy-Tox, Inc. (South Korea)	130	89,375
Qualicorp SA (Brazil)	15,000	71,212
Sihuan Pharmaceutical Holdings Group, Ltd. (China)	250,000	55,520
Total Health Care		611,369
Industrials - 17.5%
AirAsia Group Bhd (Malaysia)	90,000	66,706
A-Living Services Co., Ltd., Class H (China)*,1	65,000	118,795
AviChina Industry & Technology Co., Ltd., Class H (China)	130,000	77,176
Bizlink Holding, Inc. (United States)	10,186	71,635
Blue Label Telecoms, Ltd. (South Africa)	80,000	60,594
China Conch Venture Holdings, Ltd. (China)	32,000	116,792
Corp America Airports, S.A. (Argentina)*	9,000	75,960
DMCI Holdings, Inc. (Philippines)	450,000	88,530
John Keells Holdings PLC (Sri Lanka)	70,000	65,224
KAP Industrial Holdings, Ltd. (South Africa)	150,000	81,613
King Slide Works Co., Ltd. (Taiwan)	4,000	56,456
Mytilineos Holdings, S.A. (Greece)	12,000	120,116
Sinopec Engineering Group Co., Ltd., Class H (China)	110,000	114,718
Total Industrials		1,114,315
Information Technology - 12.7%
Chroma ATE, Inc. (Taiwan)	20,000	107,381
Elite Material Co., Ltd. (Taiwan)	38,000	99,320
Ennoconn Corp. (Taiwan)	9,000	130,378
Kingsoft Corp., Ltd. (China)	27,000	81,489
Koh Young Technology, Inc. (South Korea)	850	77,707
Linx, S.A. (Brazil)	16,000	74,226
Sinbon Electronics Co., Ltd. (Taiwan)	37,000	100,976
SONDA, S.A. (Chile)	37,000	54,928
WONIK IPS Co., Ltd. (South Korea)	3,100	78,078
Total Information Technology		804,483
Materials - 5.7%
CEMEX Latam Holdings, S.A. (Colombia)*	33,000	93,448
Duratex, S.A. (Brazil)	45,000	100,896
Ezz Steel (Egypt)*	50,000	82,037

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Emerging Markets Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.7% (continued)
PI Industries, Ltd. (India)	8,000	$88,049
Total Materials		364,430
Real Estate - 5.6%
BR Properties, S.A. (Brazil)	50,000	117,913
Grivalia Properties REIC AE, REIT (Greece)	6,300	63,178
Palm Hills Developments, S.A.E. (Egypt)*	390,000	98,158
The Phoenix Mills, Ltd. (India)	8,000	77,711
Total Real Estate		356,960
Total Common Stocks (Cost $5,741,462)		5,859,686
Preferred Stock - 2.3%
Financials - 2.3%
Banco Davivienda, S.A., Preference (Colombia)	12,000	149,435
Total Preferred Stock (Cost $123,852)		149,435
Participation Notes - 4.0%
Consumer Discretionary - 1.0%
Saudi Co. For Hardware CJSC LLC, 05/20/20 (JP Morgan) (Saudi Arabia)	2,000	61,434

*	Non-income producing security.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $223,142 or 3.5% of net assets.

	Shares	Value
Consumer Staples - 1.5%
United International Transportation Co., 12/31/20 (JP Morgan) (Saudi Arabia)	10,000	$95,095
Financials - 1.5%
Bupa Arabia For Cooperative Insurance Co., 07/21/20 (JP Morgan) (Saudi Arabia)	4,000	95,884
Total Participation Notes (Cost $254,746)		252,413
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[2]	94,371	94,371
Total Short-Term Investments (Cost $94,371)		94,371
Total Investments - 100.0% (Cost $6,214,431)		6,355,905
Other Assets, less Liabilities - 0.0%#		1,847
Net Assets - 100.0%		$6,357,752

[2]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Emerging Markets Small Cap Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$605,888	$588,896	—	$1,194,784
Industrials	201,778	912,537	—	1,114,315
Consumer Discretionary	360,920	700,116	—	1,061,036
Information Technology	129,154	675,329	—	804,483
Health Care	181,851	429,518	—	611,369
Materials	194,344	170,086	—	364,430
Real Estate	117,913	239,047	—	356,960
Consumer Staples	84,120	187,937	—	272,057
Energy	80,252	—	—	80,252
Preferred Stock
Financials	149,435	—	—	149,435
Participation Notes
Financials	—	95,884	—	95,884
Consumer Staples	—	95,095	—	95,095
Consumer Discretionary	—	61,434	—	61,434
Short-Term Investments
Other Investment Companies	94,371	—	—	94,371

Total Investments in Securities	$2,200,026	$4,155,879	—	$6,355,905

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$276,470	$(1,660,367)	$1,660,367	$(276,470)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Emerging Markets Small Cap Fund

Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Argentina	1.2
Brazil	8.7
Chile	1.8
China	12.0
Colombia	3.9
Egypt	8.3
Greece	6.6
Hong Kong	2.0
India	8.7
Indonesia	2.4
Malaysia	1.1
Mexico	1.5
Pakistan	1.0
Peru	2.8
Philippines	2.5
Romania	1.3
Saudi Arabia	4.0
South Africa	5.2
South Korea	9.7
Sri Lanka	2.1
Taiwan	9.0
Thailand	3.1
United States	1.1

100.0

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Global Small Cap Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN	TOP TEN HOLDINGS

% of
Sector	Net Assets
Information Technology	26.0
Industrials	21.0
Consumer Discretionary	18.3
Financials	12.9
Health Care	11.8
Materials	3.3
Consumer Staples	3.0
Real Estate	1.0
Exchange Traded Funds	0.4
Short-Term Investments	4.2
Other Assets Less Liabilities	(1.9)

% of
Security Name	Net Assets
TransUnion	2.7
WEX, Inc.	2.6
CoStar Group, Inc.	2.2
Gartner, Inc.	2.1
The Ultimate Software Group, Inc.	2.1
Koito Manufacturing Co., Ltd. (Japan)	2.0
Teleperformance (France)	1.9
St James’s Place PLC (United Kingdom)	1.9
Start Today Co., Ltd. (Japan)	1.8
PacWest Bancorp	1.7

Top Ten as a Group	21.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG TimesSquare Global Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 97.3%
Consumer Discretionary - 18.3%
ABC-Mart, Inc. (Japan)	250	$13,664
Brunswick Corp. (United States)	300	19,344
Cable One, Inc. (United States)	30	21,999
CIE Automotive, S.A. (Spain)	600	17,655
CTS Eventim AG & Co. KGaA (Germany)	150	7,365
Dalata Hotel Group PLC (Ireland)*	2,200	17,933
Don Quijote Holdings Co., Ltd. (Japan)	300	14,400
Floor & Decor Holdings, Inc., Class A (United States)*	400	19,732
Hilton Grand Vacations, Inc. (United States)*	300	10,410
IDOM, Inc. (Japan)	1,600	8,834
IMAX Corp. (Canada)*	700	15,505
Izumi Co., Ltd. (Japan)	300	18,513
Koito Manufacturing Co., Ltd. (Japan)	550	36,329
Leggett & Platt, Inc. (United States)	300	13,392
Modern Times Group MTG AB, Class B (Sweden)	500	20,865
Planet Fitness, Inc., Class A (United States)*	600	26,364
SAF-Holland, S.A. (Germany)	400	6,012
ServiceMaster Global Holdings, Inc. (United States)*	300	17,841
Start Today Co., Ltd. (Japan)	900	32,563
Total Consumer Discretionary		338,720
Consumer Staples - 3.0%
Performance Food Group Co. (United States)*	450	16,515
Sugi Holdings Co., Ltd. (Japan)	550	31,820
Viscofan, S.A. (Spain)	100	6,803
Total Consumer Staples		55,138
Financials - 12.9%
Apollo Global Management LLC, Class A, MLP (United States)	750	23,903
Challenger, Ltd. (Australia)	1,900	16,627
FinecoBank Banca Fineco S.P.A. (Italy)	1,600	18,011
The Hiroshima Bank, Ltd. (Japan)	800	5,306
Jupiter Fund Management PLC (United Kingdom)	1,200	7,035
PacWest Bancorp (United States)	650	32,123
RenaissanceRe Holdings, Ltd. (Bermuda)	200	24,064
St James’s Place PLC (United Kingdom)	2,300	34,703
Steadfast Group, Ltd. (Australia)	5,300	11,015
Topdanmark A/S (Denmark)	400	17,468
WisdomTree Investments, Inc. (United States)	2,800	25,424
Zenkoku Hosho Co., Ltd. (Japan)	500	22,639
Total Financials		238,318

	Shares	Value
Health Care - 11.8%
Amplifon S.P.A. (Italy)	700	$14,474
Bio-Rad Laboratories, Inc., Class A (United States)*	60	17,312
Charles River Laboratories International, Inc. (United States)*	250	28,065
DiaSorin S.P.A. (Italy)	100	11,364
Encompass Health Corp. (United States)	250	16,930
Eurofins Scientific SE (Luxembourg)	50	27,731
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	400	4,031
Japan Lifeline Co., Ltd. (Japan)	800	19,613
Neurocrine Biosciences, Inc. (United States)*	250	24,560
Orpea (France)	100	13,320
Repligen Corp. (United States)*	600	28,224
UDG Healthcare PLC (Ireland)	1,200	13,041
Total Health Care		218,665
Industrials - 21.0%
AerCap Holdings, N.V. (Ireland)*	300	16,245
AirAsia Group Bhd (Malaysia)	14,100	10,451
Allegiant Travel Co. (United States)	100	13,895
Beacon Roofing Supply, Inc. (United States)*	500	21,310
Benefit One, Inc. (Japan)	600	16,916
Daetwyler Holding AG (Switzerland)	50	9,593
Diploma PLC (United Kingdom)	400	6,921
en-japan, Inc. (Japan)	300	15,097
Genesee & Wyoming, Inc., Class A (United States)*	200	16,264
Interpump Group S.P.A. (Italy)	500	15,500
IPH, Ltd. (Australia)	2,100	6,905
ITT, Inc. (United States)	500	26,135
KION Group AG (Germany)	250	17,945
LISI (France)	100	3,778
Melrose Industries PLC (United Kingdom)	5,000	13,990
Nabtesco Corp. (Japan)	300	9,217
Nihon M&A Center, Inc. (Japan)	200	5,794
Nordson Corp. (United States)	100	12,841
Polypipe Group PLC (United Kingdom)	1,300	6,587
Prosegur Cia de Seguridad, S.A. (Spain)	1,800	11,726
Stabilus, S.A. (Luxembourg)	200	17,967
Teleperformance (France)	200	35,299
TransUnion (United States)	700	50,148
VAT Group AG (Switzerland)[1]	100	13,315

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Global Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 21.0% (continued)
Woodward, Inc. (United States)	200	$15,372
Total Industrials		389,211
Information Technology - 26.0%
Altran Technologies, S.A. (France)	1,800	26,015
Ascom Holding AG (Switzerland)	300	5,428
Auto Trader Group PLC (United Kingdom)[1]	1,700	9,527
Booz Allen Hamilton Holding Corp. (United States)	400	17,492
CoStar Group, Inc. (United States)*	100	41,263
Datalogic S.P.A. (Italy)	200	7,373
Disco Corp. (Japan)	100	17,024
Electrocomponents PLC (United Kingdom)	2,300	22,929
Gartner, Inc. (United States)*	300	39,870
Global Dominion Access, S.A. (Spain)*,1	328	1,782
GreenSky, Inc., Class A (United States)*	700	14,805
Horiba, Ltd. (Japan)	400	27,960
Iriso Electronics Co., Ltd. (Japan)	200	12,065
j2 Global, Inc. (United States)	350	30,314
Jack Henry & Associates, Inc. (United States)	200	26,072
Link Administration Holdings, Ltd. (Australia)	1,000	5,420
MKS Instruments, Inc. (United States)	150	14,355
Nemetschek SE (Germany)	100	11,986
Nice, Ltd., Sponsored ADR (Israel)*	150	15,566
RIB Software SE (Germany)	400	9,268
SimCorp A/S (Denmark)	100	8,077
Tyler Technologies, Inc. (United States)*	100	22,210
The Ultimate Software Group, Inc. (United States)*	150	38,597

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $24,624 or 1.3% of net assets.

[2]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Universal Display Corp. (United States)	100	$8,600
WEX, Inc. (United States)*	250	47,620
Total Information Technology		481,618
Materials - 3.3%
Frutarom Industries, Ltd. (Israel)	200	19,670
RPC Group PLC (United Kingdom)	1,900	18,707
RPM International, Inc. (United States)	400	23,328
Total Materials		61,705
Real Estate - 1.0%
Open House Co., Ltd. (Japan)	300	17,727
Total Common Stocks (Cost $1,826,161)		1,801,102
Exchange Traded Funds - 0.4%
iShares MSCI India ETF	100	3,329
VanEck Vectors India Small-Cap Index ETF	100	4,867
Total Exchange Traded Funds (Cost $8,777)		8,196
Short-Term Investments - 4.2%
Other Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[2]	77,508	77,508
Total Short-Term Investments (Cost $77,508)		77,508
Total Investments - 101.9% (Cost $1,912,446)		1,886,806
Other Assets, less Liabilities - (1.9)%		(36,049)
Net Assets - 100.0%		$1,850,757

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Global Small Cap Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$318,546	$163,072	—	$481,618
Industrials	179,131	210,080	—	389,211
Consumer Discretionary	162,520	176,200	—	338,720
Financials	105,514	132,804	—	238,318
Health Care	115,091	103,574	—	218,665
Materials	23,328	38,377	—	61,705
Consumer Staples	16,515	38,623	—	55,138
Real Estate	—	17,727	—	17,727
Exchange Traded Funds	8,196	—	—	8,196
Short-Term Investments
Other Investment Companies	77,508	—	—	77,508

Total Investment in Securities	$1,006,349	$880,457	—	$1,886,806

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

% of Long-Term
Country	Investments
Australia	2.2
Bermuda	1.3
Canada	0.9
Denmark	1.4
France	4.3
Germany	2.9
Ireland	2.6
Israel	1.9
Italy	3.7
Japan	18.0

% of Long-Term
Country	Investments
Luxembourg	2.5
Malaysia	0.6
New Zealand	0.2
Spain	2.1
Sweden	1.2
Switzerland	1.6
United Kingdom	6.7
United States	45.9

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2018

				AMG
	AMG	AMG	AMG	TimesSquare	AMG
	TimesSquare	TimesSquare	TimesSquare	Emerging	TimesSquare
	Small Cap	Mid Cap	International Small	Markets Small	Global Small
	Growth Fund	Growth Fund	Cap Fund	Cap Fund	Cap Fund[1]
Assets:
Investments at Value* (including securities on loan valued at $61,031,161, $28,912,272, $23,384,933, $0, and $0, respectively)	$1,361,607,892	$2,134,975,672	$1,350,284,418	$6,355,905	$1,886,806
Cash	—	44,582	—	3,800	—
Foreign currency**	—	—	7,896,099	5	364
Receivable for investments sold	24,735,646	6,680,908	2,595,801	—	—
Dividend, interest and other receivables	593,382	776,259	2,530,517	10,432	1,983
Receivable for Fund shares sold	1,000,250	997,181	5,201,110	—	—
Receivable from affiliate	—	—	10,389	10,074	11,105
Deferred offering costs	—	—	—	—	50,869
Prepaid expenses and other assets	37,498	52,933	95,329	17,304	524
Total assets	1,387,974,668	2,143,527,535	1,368,613,663	6,397,520	1,951,651
Liabilities:
Payable upon return of securities loaned	62,923,121	29,533,837	23,887,492	—	—
Payable for investments purchased	10,733,860	7,071,503	47,469,118	—	37,138
Payable for Fund shares repurchased	102,848,585	1,154,314	1,038,071	—	—
Payable for foreign capital gains tax	—	—	479,821	3,290	—
Payable to Affiliate	—	—	—	—	55,439
Due to custodian	—	—	89,393	—	—
Accrued expenses:
Investment advisory and management fees	866,074	1,385,786	779,160	5,136	1,085
Administrative fees	164,445	263,124	155,832	811	232
Distribution fees	—	—	—	7	6
Shareholder service fees	26,839	119,070	105,145	4	—
Professional fees	63,888	96,730	40,814	9,959	4,706
Trustee fees and expenses	11,978	20,833	9,221	58	13
Other	76,284	174,979	11,387	20,503	2,275
Total liabilities	177,715,074	39,820,176	74,065,454	39,768	100,894
Net Assets	$1,210,259,594	$2,103,707,359	$1,294,548,209	$6,357,752	$1,850,757
* Investments at cost	$995,486,757	$1,388,270,784	$1,311,825,699	$6,214,431	$1,912,446
** Foreign currency at cost	—	—	$7,877,371	$5	$360

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

				AMG
	AMG	AMG	AMG	TimesSquare	AMG
	TimesSquare	TimesSquare	TimesSquare	Emerging	TimesSquare
	Small Cap	Mid Cap	International Small	Markets Small	Global Small
	Growth Fund	Growth Fund	Cap Fund	Cap Fund	Cap Fund[1]
Net Assets Represent:
Paid-in capital	$717,387,385	$1,236,040,156	$1,242,166,642	$5,692,055	$1,872,338
Undistributed (distribution in excess of) net investment income	(3,345,123)	(2,537,463)	10,090,653	17,073	2,412
Accumulated net realized gain from investments	130,096,197	123,499,778	4,409,355	510,535	1,643
Net unrealized appreciation/depreciation of investments	366,121,135	746,704,888	37,881,559	138,089	(25,636)
Net Assets	$1,210,259,594	$2,103,707,359	$1,294,548,209	$6,357,752	$1,850,757
Class N:
Net Assets	$123,892,681	$507,009,010	$199,179,063	$33,586	$29,649
Shares outstanding	6,610,166	26,096,225	11,744,846	2,934	3,000
Net asset value, offering and redemption price per share	$18.74	$19.43	$16.96	$11.45	$9.88
Class I:
Net Assets	$216,868,819	$412,139,772	$776,095,746	$21,474	$29,654
Shares outstanding	11,286,687	20,684,532	45,490,848	1,869	3,000
Net asset value, offering and redemption price per share	$19.21	$19.93	$17.06	$11.49	$9.88
Class Z:
Net Assets	$869,498,094	$1,184,558,577	$319,273,400	$6,302,692	$1,791,454
Shares outstanding	45,228,931	59,392,087	18,700,118	548,595	181,240
Net asset value, offering and redemption price per share	$19.22	$19.94	$17.07	$11.49	$9.88

[1]	Commencement of operations was May 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the period ended June 30, 2018

				AMG
	AMG	AMG	AMG	TimesSquare	AMG
	TimesSquare	TimesSquare	TimesSquare	Emerging	TimesSquare
	Small Cap	Mid Cap	International Small	Markets Small	Global Small
	Growth Fund	Growth Fund	Cap Fund	Cap Fund	Cap Fund[1]
Investment Income:
Dividend income	$2,489,437	$9,742,950 [2]	$17,345,051	$93,760	$4,121
Interest income	334	—	722	—	—
Securities lending income	226,628	355,999	280,204	25	—
Foreign withholding tax	—	(41,939)	(1,440,311)	(7,608)	(101)
Total investment income	2,716,399	10,057,010	16,185,666	86,177	4,020
Expenses:
Investment advisory and management fees	4,854,671	8,266,267	3,775,389	32,705	1,121
Administrative fees	921,773	1,569,544	755,078	5,164	240
Distribution fees - Class N	—	—	—	47	6
Shareholder servicing fees - Class N	161,292	509,859	371,874	28	—
Shareholder servicing fees - Class I	180	203,047	166,822	—	—
Professional fees	48,590	73,192	39,988	13,975	4,706
Custodian fees	39,484	65,595	60,166	16,921	2,102
Trustee fees and expenses	36,982	65,794	22,400	179	13
Registration fees	32,099	38,921	58,757	18,111	—
Transfer agent fees	14,787	27,582	12,964	411	29
Reports to shareholders	11,995	66,012	9,098	6,849	9
Amortization of offering costs	—	—	—	—	4,721
Organization costs	—	—	—	—	8,149
Miscellaneous	13,196	22,564	41,112	2,936	136
Total expenses before offsets	6,135,049	10,908,377	5,313,648	97,326	21,232
Expense reimbursements	—	—	—	(52,892)	(19,624)
Expense reductions	(73,527)	(48,434)	—	—	—
Fee waivers	—	(1,555)	(50,339)	—	—
Net expenses	6,061,522	10,858,388	5,263,309	44,434	1,608
Net investment income (loss)	(3,345,123)	(801,378)	10,922,357	41,743	2,412
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	106,602,681	95,509,835	7,691,151	509,761 [3]	1,899
Net realized loss on foreign currency transactions	—	—	(408,260)	(12,671)	(256)
Net change in unrealized appreciation/depreciation on investments	23,916,987	21,431,141	(43,772,919)	(1,042,764)	(25,640)
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	(229,717)	26,723	4
Net realized and unrealized gain (loss)	130,519,668	116,940,976	(36,719,745)	(518,951)	(23,993)
Net increase (decrease) in net assets resulting from operations	$127,174,545	$116,139,598	$(25,797,388)	$(477,208)	$(21,581)

[1]	Commencement of operations was May 31, 2018.
[2]	Includes non-recurring dividends of $1,923,075.
[3]	Net of foreign capital gains tax withholding of $17,933.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG		AMG
	TimesSquare		TimesSquare
	Small Cap		Mid Cap
	Growth Fund		Growth Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Increase in Net Assets Resulting From Operations:
Net investment loss	$(3,345,123)	$(3,745,543)	$(801,378)	$(10,660,891)
Net realized gain on investments	106,602,681	135,696,788	95,509,835	271,824,047
Net change in unrealized appreciation/depreciation on investments	23,916,987	84,309,852	21,431,141	142,451,089
Net increase in net assets resulting from operations	127,174,545	216,261,097	116,139,598	403,614,245
Distributions to Shareholders:
From net realized gain on investments:
Class N	—	(31,523,286)	—	(67,489,978)
Class I	—	(200,825)	—	(50,207,180)
Class Z	—	(84,833,271)	—	(150,362,115)
Total distributions to shareholders	—	(116,557,382)	—	(268,059,273)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(103,895,991)	7,384,215	(100,297,306)	110,638,897
Total increase in net assets	23,278,554	107,087,930	15,842,292	246,193,869
Net Assets:
Beginning of period	1,186,981,040	1,079,893,110	2,087,865,067	1,841,671,198
End of period	$1,210,259,594	$1,186,981,040	$2,103,707,359	$2,087,865,067
End of period distribution in excess of net investment income	$(3,345,123)	—	$(2,537,463)	$(1,736,085)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG		AMG
	TimesSquare		TimesSquare
	International Small		Emerging
	Cap Fund		Markets Small Cap Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$10,922,357	$2,092,122	$41,743	$29,961
Net realized gain on investments	7,282,891	884,373	497,090	450,992
Net change in unrealized appreciation/depreciation on investments	(44,002,636)	81,662,320	(1,016,041)	1,119,062
Net increase (decrease) in net assets resulting from operations	(25,797,388)	84,638,815	(477,208)	1,600,015
Distributions to Shareholders:
From net investment income:
Class N	—	(815,277)	—	(469)
Class I	—	(802,467)	—	(161)
Class Z	—	(1,184,908)	—	(82,986)
From net realized gain on investments:
Class N	—	(960,276)	—	(2,663)
Class I	—	(716,707)	—	(829)
Class Z	—	(1,025,654)	—	(426,772)
Total distributions to shareholders	—	(5,505,289)	—	(513,880)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	645,931,368	466,883,510	(71,437)	1,572,957
Total increase (decrease) in net assets	620,133,980	546,017,036	(548,645)	2,659,092
Net Assets:
Beginning of period	674,414,229	128,397,193	6,906,397	4,247,305
End of period	$1,294,548,209	$674,414,229	$6,357,752	$6,906,397
End of period undistributed (distribution in excess of) net investment income	$10,090,653	$(831,704)	$17,073	$(24,670)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the period ended June 30, 2018 (unaudited)

AMG
TimesSquare
Global Small
Cap Fund
June 30, 2018[1]
Decrease in Net Assets Resulting From Operations:
Net investment income	$2,412
Net realized gain on investments	1,643
Net change in unrealized appreciation/depreciation on investments	(25,636)
Net decrease in net assets resulting from operations	(21,581)
Capital Share Transactions:[2]
Net increase from capital share transactions	1,872,338
Total increase in net assets	1,850,757
Net Assets:
Beginning of period	—
End of period	$1,850,757
End of period undistributed net investment income	$2,412

[1]	Commencement of operations was May 31, 2018.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$16.90	$15.52	$14.84	$16.44	$17.80	$12.82
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.05)	(0.08)[5]	(0.06)[6]	(0.10)[7]	(0.08)[8]	(0.10)[9]
Net realized and unrealized gain (loss) on investments	1.89	3.32	1.28	0.27	(0.40)	6.18
Total income (loss) from investment operations	1.84	3.24	1.22	0.17	(0.48)	6.08
Less Distributions to Shareholders from:
Net investment income	—	—	(0.03)	—	—	—
Net realized gain on investments	—	(1.86)	(0.51)	(1.77)	(0.88)	(1.10)
Total distributions to shareholders	—	(1.86)	(0.54)	(1.77)	(0.88)	(1.10)
Net Asset Value, End of Period	$18.74	$16.90	$15.52	$14.84	$16.44	$17.80
Total Return[4,10]	10.89%[11]	20.87%	8.20%	0.90%	(2.78)%	47.44%
Ratio of net expenses to average net assets	1.06%[12,13]	1.23%[13]	1.23%[13]	1.22%[13]	1.19%[13]	1.19%[13,14]
Ratio of gross expenses to average net assets[15]	1.07%[12]	1.24%	1.24%	1.23%	1.22%	1.20%[14]
Ratio of net investment loss to average net assets[4]	(0.62)%[12]	(0.48)%	(0.38)%	(0.60)%	(0.47)%	(0.63)%[14]
Portfolio turnover	35%[11]	58%	62%	71%	48%	61%
Net assets end of period (000’s) omitted	$123,893	$318,627	$313,713	$272,609	$320,512	$351,132

AMG TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class I	(unaudited)	2017[16]
Net Asset Value, Beginning of Period	$17.32	$16.52
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.05)	(0.05)[5]
Net realized and unrealized gain on investments	1.94	2.71
Total income from investment operations	1.89	2.66
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.86)
Total distributions to shareholders	—	(1.86)
Net Asset Value, End of Period	$19.21	$17.32
Total Return[4,10]	10.91%[11]	16.11%[11]
Ratio of net expenses to average net assets	0.97%[12,17]	1.10%[12,17]
Ratio of gross expenses to average net assets[15]	0.98%[12]	1.11%[12]
Ratio of net investment loss to average net assets[4]	(0.53)%[12]	(0.35)%[12]
Portfolio turnover	35%[11]	58%
Net assets end of period (000’s) omitted	$216,869	$2,065

AMG TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal year ended December 31,
Class Z	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$17.33	$15.84	$15.14	$16.75	$18.08	$13.00
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.05)	(0.05)[5]	(0.03)[6]	(0.07)[7]	(0.05)[8]	(0.08)[9]
Net realized and unrealized gain (loss) on investments	1.94	3.40	1.31	0.26	(0.39)	6.28
Total income (loss) from investment operations	1.89	3.35	1.28	0.19	(0.44)	6.20
Less Distributions to Shareholders from:
Net investment income	—	—	(0.06)	—	—	—
Net realized gain on investments	—	(1.86)	(0.52)	(1.80)	(0.89)	(1.12)
Total distributions to shareholders	—	(1.86)	(0.58)	(1.80)	(0.89)	(1.12)
Net Asset Value, End of Period	$19.22	$17.33	$15.84	$15.14	$16.75	$18.08
Total Return[4,10]	10.91%[11]	21.14%	8.45%	1.03%	(2.48)%	47.69%
Ratio of net expenses to average net assets	0.96%[12,13]	1.03%[13]	1.03%[13]	1.02%[13]	1.01%[13]	1.06%[13,14]
Ratio of gross expenses to average net assets[15]	0.97%[12]	1.04%	1.04%	1.03%	1.04%	1.07%[14]
Ratio of net investment loss to average net assets[4]	(0.52)%[12]	(0.28)%	(0.20)%	(0.40)%	(0.29)%	(0.53)%[14]
Portfolio turnover	35%[11]	58%	62%	71%	48%	61%
Net assets end of period (000’s) omitted	$869,498	$866,289	$766,180	$806,745	$768,312	$896,706

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.09), and $(0.09) for Class N, Class I and Class Z shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.05) for Class N and Class Z shares, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12) and $(0.09) for Class N and Class Z shares, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12) and $(0.10) for Class N and Class Z shares, respectively.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class Z shares, respectively.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]	Not annualized.
[12]	Annualized.
[13]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2018, and 0.01%, 0.01%, 0.01%, 0.03% and 0.01% for the fiscal years ended 2017, 2016, 2015, 2014 and 2013, respectively.

[14]	Includes non-routine extraordinary expenses amounting to 0.017% and 0.018% of average net assets for the Class N and Class Z, respectively.
[15]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[16]	Commencement of operations was on February 27, 2017.
[17]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2018 and 0.01% for the fiscal period ended 2017.

AMG TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$18.40	$17.26	$17.02	$18.24	$18.23	$14.87
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.02)[5]	(0.12)[6]	(0.06)[7]	(0.07)[8]	(0.06)[8]	(0.07)[9]
Net realized and unrealized gain on investments	1.05	3.98	1.31	0.17	1.00	5.47
Total income from investment operations	1.03	3.86	1.25	0.10	0.94	5.40
Less Distributions to Shareholders from:
Net realized gain on investments	—	(2.72)	(1.01)	(1.32)	(0.93)	(2.04)
Total distributions to shareholders	—	(2.72)	(1.01)	(1.32)	(0.93)	(2.04)
Net Asset Value, End of Period	$19.43	$18.40	$17.26	$17.02	$18.24	$18.23
Total Return[4,10]	5.60%[11]	22.40%	7.26%	0.49%	5.12%	36.43%
Ratio of net expenses to average net assets	1.17%[12,13]	1.23%[13]	1.23%[13]	1.22%[13]	1.22%[13]	1.24%[13,14]
Ratio of gross expenses to average net assets[15]	1.17%[12]	1.24%	1.24%	1.23%	1.24%	1.25%[14]
Ratio of net investment loss to average net assets[4]	(0.21)%[12]	(0.66)%	(0.36)%	(0.37)%	(0.34)%	(0.38)%[14]
Portfolio turnover	26%[11]	54%	47%	47%	43%	54%
Net assets end of period (000’s) omitted	$507,009	$519,337	$815,473	$867,245	$916,541	$1,214,525

AMG TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class I	(unaudited)	2017[16]
Net Asset Value, Beginning of Period	$18.86	$18.73
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.01)[5]	(0.09)[6]
Net realized and unrealized gain on investments	1.08	2.94
Total income from investment operations	1.07	2.85
Less Distributions to Shareholders from:
Net realized gain on investments	—	(2.72)
Total distributions to shareholders	—	(2.72)
Net Asset Value, End of Period	$19.93	$18.86
Total Return[4,10]	5.67%[11]	15.24%[11]
Ratio of net expenses to average net assets	1.07%[12,17]	1.08%[12,17]
Ratio of gross expenses to average net assets[15]	1.07%[12]	1.09%[12]
Ratio of net investment loss to average net assets[4]	(0.11)%[12]	(0.52)%[12]
Portfolio turnover	26%[11]	54%
Net assets end of period (000’s) omitted	$412,140	$397,061

AMG TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal year ended December 31,
Class Z	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$18.87	$17.61	$17.33	$18.54	$18.49	$15.05
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.00)[5,18]	(0.09)[6]	(0.03)[7]	(0.03)[8]	(0.02)[8]	(0.03)[9]
Net realized and unrealized gain on investments	1.07	4.07	1.35	0.16	1.02	5.54
Total income from investment operations	1.07	3.98	1.32	0.13	1.00	5.51
Less Distributions to Shareholders from:
Net investment income	—	—	(0.01)	—	—	—
Net realized gain on investments	—	(2.72)	(1.03)	(1.34)	(0.95)	(2.07)
Total distributions to shareholders	—	(2.72)	(1.04)	(1.34)	(0.95)	(2.07)
Net Asset Value, End of Period	$19.94	$18.87	$17.61	$17.33	$18.54	$18.49
Total Return[4,10]	5.67%[11]	22.63%	7.53%	0.67%	5.34%	36.72%
Ratio of net expenses to average net assets	0.97%[12,13]	1.03%[13]	1.03%[13]	1.02%[13]	1.03%[13]	1.04%[13,14]
Ratio of gross expenses to average net assets[15]	0.97%[12]	1.04%	1.04%	1.03%	1.04%	1.05%[14]
Ratio of net investment loss to average net assets[4]	(0.01)%[12]	(0.46)%	(0.16)%	(0.17)%	(0.12)%	(0.17)%[14]
Portfolio turnover	26%[11]	54%	47%	47%	43%	54%
Net assets end of period (000’s) omitted	$1,184,559	$1,171,466	$1,026,198	$1,283,161	$1,542,214	$1,319,016

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), $(0.03), and $(0.02) for Class N, Class I and Class Z shares, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.14), $(0.11) and $(0.11) for Class N, Class I and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07) and $(0.04) for Class N and Class Z, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.04) for Class N and Class Z, respectively.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.10) and $(0.06) for Class N and Class Z, respectively.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]	Not annualized.
[12]	Annualized.
[13]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2018, and 0.01% for each fiscal year ended 2017, 2016, 2015, 2014 and 2013, respectively.
[14]	Includes non-routine extraordinary expenses amounting to 0.019% and 0.019% of average net assets for the Class N and Class Z, respectively.
[15]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[16]	Commencement of operations was on February 27, 2017.
[17]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2018 and 0.01% for the fiscal period ended 2017.
[18]	Less than $0.005 or $(0.005) per share.

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013[3]
Net Asset Value, Beginning of Period	$16.99	$12.35	$12.65	$11.79	$11.98	$10.00
Income (loss) from Investment Operations:
Net investment income[4,5]	0.18	0.08 [6]	0.04	0.05	0.11	0.11 [7]
Net realized and unrealized gain (loss) on investments	(0.21)	4.69	(0.11)	1.43	0.11	2.35
Total income (loss) from investment operations	(0.03)	4.77	(0.07)	1.48	0.22	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.07)	(0.17)	(0.14)	(0.21)
Net realized gain on investments	—	(0.07)	(0.16)	(0.45)	(0.27)	(0.09)
Paid in capital	—	—	—	—	—	(0.18)
Total distributions to shareholders	—	(0.13)	(0.23)	(0.62)	(0.41)	(0.48)
Net Asset Value, End of Period	$16.96	$16.99	$12.35	$12.65	$11.79	$11.98
Total Return[5]	(0.18)%[8,9]	38.63%[9]	(0.55)%[9]	12.51%[9]	1.89%	24.77%[8]
Ratio of net expenses to average net assets	1.19%[10]	1.29%	1.30%	1.30%	1.30%	1.08%[10,11]
Ratio of gross expenses to average net assets[12]	1.20%[10]	1.30%	1.39%	1.59%	4.47%	8.50%[10,11]
Ratio of net investment income to average net assets[5]	2.03%[10]	0.53%	0.32%	0.37%	0.90%	0.97%[10,11]
Portfolio turnover	19%[8]	48%	58%	95%	61%	58%[8]
Net assets end of period (000’s) omitted	$199,179	$238,935	$28,864	$337	$33	$19

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal
	months ended	period ended
	June 30, 2018	December 31,
Class I	(unaudited)	2017[13]
Net Asset Value, Beginning of Period	$17.08	$13.18
Income (loss) from Investment Operations:
Net investment income[4,5]	0.19	0.11 [6]
Net realized and unrealized gain (loss) on investments	(0.21)	3.94
Total income (loss) from investment operations	(0.02)	4.05
Less Distributions to Shareholders from:
Net investment income	—	(0.08)
Net realized gain on investments	—	(0.07)
Total distributions to shareholders	—	(0.15)
Net Asset Value, End of Period	$17.06	$17.08
Total Return[5]	(0.12)%[8,9]	30.72%[8,9]
Ratio of net expenses to average net assets	1.02%[10]	1.09%[10]
Ratio of gross expenses to average net assets[12]	1.03%[10]	1.10%[10]
Ratio of net investment income to average net assets[5]	2.20%[10]	0.77%[10]
Portfolio turnover	19%[8]	48%
Net assets end of period (000’s) omitted	$776,096	$182,528

AMG TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended
	June 30, 2018	For the fiscal year ended December 31,
Class Z	(unaudited)	2017[1]	2016[2]	2015	2014	2013[3]
Net Asset Value, Beginning of Period	$17.08	$12.41	$12.69	$11.82	$11.98	$10.00
Income (loss) from Investment Operations:
Net investment income[4,5]	0.20	0.11 [6]	0.28	0.13	0.14	0.10 [7]
Net realized and unrealized gain (loss) on investments	(0.21)	4.71	(0.32)	1.38	0.12	2.36
Total income (loss) from investment operations	(0.01)	4.82	(0.04)	1.51	0.26	2.46
Less Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.08)	(0.19)	(0.14)	(0.21)
Net realized gain on investments	—	(0.07)	(0.16)	(0.45)	(0.28)	(0.09)
Paid in capital	—	—	—	—	—	(0.18)
Total distributions to shareholders	—	(0.15)	(0.24)	(0.64)	(0.42)	(0.48)
Net Asset Value, End of Period	$17.07	$17.08	$12.41	$12.69	$11.82	$11.98
Total Return[5]	(0.06)%[8,9]	38.86%[9]	(0.29)%[9]	12.78%[9]	2.15%	24.77%[8]
Ratio of net expenses to average net assets	0.94%[10]	1.04%	1.05%	1.05%	1.05%	1.07%[10,11]
Ratio of gross expenses to average net assets[12]	0.95%[10]	1.05%	1.19%	1.30%	4.17%	8.05%[10,11]
Ratio of net investment income to average net assets[5]	2.28%[10]	0.70%	2.23%	1.04%	1.13%	0.88%[10,11]
Portfolio turnover	19%[8]	48%	58%	95%	61%	58%[8]
Net assets end of period (000’s) omitted	$319,273	$252,951	$99,533	$30,119	$3,045	$2,768

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.
[2]	Effective October 1, 2016, the Institutional Class and Premier Class were renamed Class I and Class S, respectively.
[3]	Commencement of operations was on January 2, 2013.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for Class N, Class I and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10 and $0.09 for Class N and Class Z, respectively.
[8]	Not annualized.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Annualized.
[11]	Includes non-routine extraordinary expenses amounting to 0.028% and 0.020% of average net assets for the Class N and Class Z, respectively.
[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Commencement of operations was on February 27, 2017.

AMG TimesSquare Emerging Markets Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal
	months ended	period ended
	June 30, 2018	December 31,
Class N	(unaudited)	2017[1]
Net Asset Value, Beginning of Period	$12.32	$10.94
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.92)	2.33
Total income (loss) from investment operations	(0.87)	2.36
Less Distributions to Shareholders from:
Net investment income	—	(0.15)
Net realized gain on investments	—	(0.83)
Total distributions to shareholders	—	(0.98)
Net Asset Value, End of Period	$11.45	$12.32
Total Return[3,4]	(7.14)%[5]	21.72%[5]
Ratio of net expenses to average net assets	1.68%[6]	1.65%[6]
Ratio of gross expenses to average net assets[7]	3.22%[6]	`5.02%[6]
Ratio of net investment income to average net assets[3]	0.82%[6]	0.28%[6]
Portfolio turnover	43%[5]	81%
Net assets end of period (000’s) omitted	$34	$43

AMG TimesSquare Emerging Markets Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six		For the fiscal
	months ended		period ended
	June 30, 2018	For the fiscal year ended December 31,	December 31,
Class I	(unaudited)	2017	2016[8]
Net Asset Value, Beginning of Period	$12.35	$10.05	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.93)	3.23	0.04
Total income (loss) from investment operations	(0.86)	3.29	0.05
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	—
Net realized gain on investments	—	(0.83)	—
Total distributions to shareholders	—	(0.99)	—
Net Asset Value, End of Period	$11.49	$12.35	$10.05
Total Return[3,4]	(6.96)%[5]	32.85%	0.50%[5]
Ratio of net expenses to average net assets	1.29%[6]	1.25%	1.34%[6]
Ratio of gross expenses to average net assets[7]	2.83%[6]	4.59%	7.09%[6,9]
Ratio of net investment income to average net assets[3]	1.22%[6]	0.53%	1.27%[6]
Portfolio turnover	43%[5]	81%	0%[5]
Net assets end of period (000’s) omitted	$21	$13	$10

AMG TimesSquare Emerging Markets Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six		For the fiscal
	months ended		period ended
	June 30, 2018	For the fiscal year ended December 31,	December 31,
Class Z	(unaudited)	2017	2016[8]
Net Asset Value, Beginning of Period	$12.35	$10.05	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.94)	3.23	0.04
Total income (loss) from investment operations	(0.86)	3.29	0.05
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	—
Net realized gain on investments	—	(0.83)	—
Total distributions to shareholders	—	(0.99)	—
Net Asset Value, End of Period	$11.49	$12.35	$10.05
Total Return[3,4]	(6.96)%[5]	32.85%	0.50%[5]
Ratio of net expenses to average net assets	1.29%[6]	1.25%	1.34%[6]
Ratio of gross expenses to average net assets[7]	2.83%[6]	4.59%	7.09%[6,9]
Ratio of net investment income to average net assets[3]	1.21%[6]	0.53%	1.27%[6]
Portfolio turnover	43%[5]	81%	0%[5]
Net assets end of period (000’s) omitted	$6,303	$6,850	$4,237

[1]	Commencement of operations was on February 27, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on December 15, 2016.
[9]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.

AMG TimesSquare Global Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

For the fiscal
period ended
June 30,
2018[1]
Class N	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01
Net realized and unrealized loss on investments	(0.13)
Total loss from investment operations	(0.12)
Net Asset Value, End of Period	$9.88
Total Return[3,4]	(1.20)%[5]
Ratio of net expenses to average net assets	1.25%[6]
Ratio of gross expenses to average net assets[7]	13.51%[6]
Ratio of net investment income to average net assets[3]	1.26%[6]
Portfolio turnover	5%[5]
Net assets end of period (000’s) omitted	$30

AMG TimesSquare Global Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

For the fiscal
period ended
June 30,
2018[1]
Class I	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01
Net realized and unrealized loss on investments	(0.13)
Total loss from investment operations	(0.12)
Net Asset Value, End of Period	$9.88
Total Return[3,4]	(1.10)%[5]
Ratio of net expenses to average net assets	1.00%[6]
Ratio of gross expenses to average net assets[7]	13.26%[6]
Ratio of net investment income to average net assets[3]	1.51%[6]
Portfolio turnover	5%[5]
Net assets end of period (000’s) omitted	$30

AMG TimesSquare Global Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

For the fiscal
period ended
June 30,
2018[1]
Class Z	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01
Net realized and unrealized loss on investments	(0.13)
Total loss from investment operations	(0.12)
Net Asset Value, End of Period	$9.88
Total Return[3,4]	(1.10)%[5]
Ratio of net expenses to average net assets	1.00%[6]
Ratio of gross expenses to average net assets[7]	13.26%[6]
Ratio of net investment income to average net assets[3]	1.51%[6]
Portfolio turnover	5%[5]
Net assets end of period (000’s) omitted	$1,791

[1]	Commencement of operations was on May 31, 2018.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)

June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”), AMG TimesSquare International Small Cap Fund (“International Small Cap”), AMG TimesSquare Emerging Markets Small Cap Fund (“Emerging Markets Small Cap”) and AMG TimesSquare Global Small Cap Fund (“Global Small Cap”), each a “Fund” and collectively, the “Funds.” Global Small Cap’s commencement of operations was on May 31, 2018.

Each Fund offers different classes of shares. Small Cap, Mid Cap and International Small Cap previously offered Class I and Class S shares, which, effective February 27, 2017, were renamed to Class Z and Class N, respectively, and added Class I shares on February 27, 2017. Emerging Markets Small Cap offers Class N, which commenced operations on February 27, 2017, Class I and Class Z. Global Small Cap established Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Small Cap is closed to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2018, the reduction in the expense ratios, if any, were as follows: Small Cap - $73,527 or 0.01% and Mid Cap - $48,434 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to a net operating loss offset by short term capital gains, tax adjustments on passive foreign investment companies sold and foreign currency. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, mark-to-market on passive foreign investment companies, partnerships, and wash sales.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Small Cap	$995,486,757	$396,275,370	$(30,154,235)	$366,121,135
Mid Cap	1,388,270,784	756,312,968	(9,608,080)	746,704,888
International Small Cap	1,311,825,699	88,835,574	(50,376,855)	38,458,719
Emerging Markets Small Cap	6,214,431	721,266	(579,792)	141,474
Global Small Cap	1,912,446	41,431	(67,071)	(25,640)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of June 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. International Small Cap and Emerging Markets Small Cap will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2018 and fiscal year ended December 31, 2017, International Small Cap had redemption fees amounting to $15,045 and $31,001, respectively. This amount is netted against the cost of shares repurchased in the Statements of Changes in Net Assets. For the six months ended June 30, 2018 and fiscal year ended December 31, 2017, Emerging Markets Small Cap received no redemption fees.

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Mid Cap
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,314,392	$23,456,915	2,100,733	$35,399,570	1,517,731	$29,022,968	4,524,948	$85,060,323
Reinvestment of distributions	—	—	1,860,927	31,505,486	—	—	3,664,641	67,392,743
Cost of shares repurchased	(13,553,017)	(253,746,027)	(5,329,379)	(89,150,480)	(3,642,036)	(69,540,441)	(27,228,871)	(525,934,480)

Net decrease	(12,238,625)	$(230,289,112)	(1,367,719)	$(22,245,424)	(2,124,305)	$(40,517,473)	(19,039,282)	$(373,481,414)

Class I:
Proceeds from sale of shares	11,179,437	$216,621,778	141,478	$2,358,523	1,450,176	$28,435,976	19,656,182	$391,313,696
Reinvestment of distributions	—	—	11,582	200,824	—	—	2,655,722	50,060,362
Cost of shares repurchased	(11,986)	(225,195)	(33,824)	(568,937)	(1,814,309)	(35,623,939)	(1,263,239)	(25,729,820)

Net increase (decrease)	11,167,451	$216,396,583	119,236	$1,990,410	(364,133)	$(7,187,963)	21,048,665	$415,644,238

Class Z:
Proceeds from sale of shares	4,016,983	$74,748,101	4,491,656	$78,174,796	4,014,244	$78,777,088	10,842,602	$208,108,076
Reinvestment of distributions	—	—	4,770,251	82,811,556	—	—	7,557,327	142,531,187
Cost of shares repurchased	(8,769,715)	(164,751,563)	(7,651,186)	(133,347,123)	(6,692,083)	(131,368,958)	(14,614,684)	(282,163,190)

Net increase (decrease)	(4,752,732)	$(90,003,462)	1,610,721	$27,639,229	(2,677,839)	$(52,591,870)	3,785,245	$68,476,073

Notes to Financial Statements (continued)

		International Small Cap				Emerging Markets Small Cap
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	11,430,907	$201,812,056	14,670,035	$228,428,706	454	$6,000	3,212	$37,517
Reinvestment of distributions	—	—	104,871	1,775,464	—	—	257	3,131
Cost of shares repurchased	(13,752,795)	(240,383,826)	(3,044,725)	(48,697,102)	(989)	(12,760)	—	—

Net increase (decrease)	(2,321,888)	$(38,571,770)	11,730,181	$181,507,068	(535)	$(6,760)	3,469	$40,648

Class I:
Proceeds from sale of shares	36,841,381	$650,837,702	14,921,923	$239,684,216	2,110	$26,600	—	—
Reinvestment of distributions	—	—	82,263	1,400,122	—	—	81	$991
Cost of shares repurchased	(2,039,810)	(36,116,877)	(4,314,909)	(72,313,277)	(1,322)	(16,785)	—	—

Net increase	34,801,571	$614,720,825	10,689,277	$168,771,061	788	$9,815	81	$991

Class Z:
Proceeds from sale of shares	4,023,575	$72,079,078	8,896,377	$144,554,627	2,785	$34,955	93,198	$1,043,026
Reinvestment of distributions	—	—	129,591	2,205,735	—	—	39,991	488,292
Cost of shares repurchased	(130,904)	(2,296,765)	(2,239,940)	(30,154,981)	(8,984)	(109,447)	—	—

Net increase (decrease)	3,892,671	$69,782,313	6,786,028	$116,605,381	(6,199)	$(74,492)	133,189	$1,531,318

	Global Small Cap
	June 30, 2018
	Shares	Amount
Class N:
Proceeds from sale of shares	3,000	$30,000
Class I:
Proceeds from sale of shares	3,000	$30,000
Class Z:
Proceeds from sale of shares	181,250	$1,812,439
Cost of shares repurchased	(10)	(101)

Net increase	181,240	$1,812,338

At June 30, 2018, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Emerging Markets Small Cap - four own 81% and Global Small Cap - four own 84%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap and International Small Cap were $62,923,121, $29,533,837 and $23,887,492, respectively.

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

k. ORGANIZATIONAL AND OFFERING COSTS

The Investment Manager incurred and directly paid organizational and offering costs on behalf of Global Small Cap in the amount of $63,739, which will be repaid by the Fund for the full amount thereof. Organization and offering costs in the amount of $8,149 and 4,721, respectively, were expensed during the period ended June 30, 2018. Offering costs of $55,591 were deferred and are being amortized on the straight-line method over a period of one year from the commencement of operations. The amount of organizational and offering costs owed by Global Small Cap to the Investment Manager is reflected as Payable to Affiliate on the Statement of Assets and Liabilities.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”)

who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. Effective January 1, 2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.79%
Mid Cap	0.79%
International Small Cap	0.75%
Emerging Markets Small Cap	0.95%
Global Small Cap	0.70%

Prior to January 1, 2018, the annual rate for the investment management fees was 0.85% and 0.85% of Small Cap and Mid Cap’s average daily net assets, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2019 for Small Cap, Mid Cap, International Small Cap and Emerging Markets Small Cap and through at least May 1, 2020 for Global Small Cap, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 0.99%, 1.13%, 1.05%, 1.25% and 1.00% of Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap’s average daily net assets, respectively, subject to later reimbursement by the Funds in certain circumstances. Prior to January 1, 2018, the class specific contractual expense limitation was 1.05%, 1.20% and 1.25% of the average daily net assets of Small Cap attributable to the Class Z, Class I and Class N shares, respectively, and 1.19%, 1.34% and 1.39% of the average daily net assets of Mid Cap attributable to Class Z, Class I and Class N shares, respectively.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

Notes to Financial Statements (continued)

At June 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Emerging Markets Small Cap	Global Small Cap
Within 2 years	$110,480	—
Within 3 years	164,172	$19,624

Total Amount Subject to Recoupment	$274,652	$19,624

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments Mid Cap has made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares and JPMorgan U.S. Government Money Market Fund. For the six months ended June 30, 2018, the investment management fee for Mid Cap was reduced by $1,555 or less than 0.01%.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

Effective July 1, 2017, the Investment Manager contractually agreed, through June 30, 2018, to waive 0.01% of International Small Cap’s administration fee. For the six months ended June 30, 2018, the administration fee for International Small Cap was reduced by $50,339 or 0.01%. This waiver was discontinued on June 30, 2018.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of Emerging Markets Small Cap and Global Small Cap, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Funds may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Funds’ Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Funds’ average daily net assets attributable to the Class N.

For Class N shares and effective February 27, 2017 for Class I shares of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred.

Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred
Small Cap
Class N	0.20%	0.10%
Class I	0.10%	0.01%
Mid Cap
Class N	0.20%	0.20%
Class I	0.10%	0.10%
International Small Cap
Class N	0.25%	0.25%
Class I	0.10%	0.08%
Emerging Markets Small Cap
Class N	0.15%	0.15%
Class I	0.15%	—
Global Small Cap
Class N	0.15%	—
Class I	0.15%	—

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, Small Cap lent a maximum of $2,599,484 for two days earning interest of $334 and International Small Cap lent a maximum of $5,032,190 for two days earning interest of $722. The interest income amount is included in the Statement of Operations as interest income. At June 30, 2018, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Small Cap	$415,059,479	$478,905,345
Mid Cap	533,899,025	637,029,079
International Small Cap	826,886,827	181,117,163
Emerging Markets Small Cap	2,932,127	3,030,100
Global Small Cap	1,889,684	56,644

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2018.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018, were as follows:

		Cash
	Securities	Collateral
Fund	Loaned	Received
Small Cap	$61,031,161	$62,923,121
Mid Cap	28,912,272	29,533,837
International Small Cap	23,384,933	23,887,492

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement	Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Small Cap
Bank of Nova Scotia	$14,945,085	$14,945,085	—	—
MUFG Securities America, Inc.	43,503	43,503	—	—
National Bank Financial	14,945,085	14,945,085	—	—
Nomura Securities International, Inc.	14,945,085	14,945,085	—	—
RBC Dominion Securities, Inc.	3,099,278	3,099,278	—	—
State of Wisconsin Investment Board	14,945,085	14,945,085	—	—

Totals	$62,923,121	$62,923,121	—	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement	Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Mid Cap
Bank of Nova Scotia	$7,014,662	$7,014,662	—	—
National Bank Financial	7,014,662	7,014,662	—	—
NatWest Markets PLC	1,475,189	1,475,189	—	—
RBC Dominion Securities, Inc.	7,014,662	7,014,662	—	—
State of Wisconsin Investment Board	7,014,662	7,014,662	—	—

Totals	$29,533,837	$29,533,837	—	—

International Small Cap
Jefferies LLC	$5,329,979	$5,329,979	—	—
National Bank Financial	5,673,592	5,673,592	—	—
Nomura Securities International, Inc.	5,673,592	5,673,592	—	—
RBC Dominion Securities, Inc.	1,536,737	1,536,737	—	—
State of Wisconsin Investment Board	5,673,592	5,673,592	—	—

Totals	$23,887,492	$23,887,492	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG TIMESSQUARE GLOBAL SMALL CAP FUND

At an in-person meeting held on February 22-23, 2018, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Investment Management Agreement (the “Investment Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG TimesSquare Global Small Cap Fund, a new series of the Trust (the “New Fund”), and an amendment to the Subadvisory Agreement between the Investment Manager and TimesSquare Capital Management, LLC (“TimesSquare”) relating to the New Fund (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “New Fund Agreements”). The Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager and TimesSquare, including fee and expense information for an appropriate peer group of similar mutual funds for the New Fund (the “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by the Investment Manager and TimesSquare under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of other funds in the AMG Funds Family of Funds (the “AMG Fund Complex”) sub-advised by TimesSquare for various time periods. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, which, as of February 22-23, 2018, consisted of 63 funds, the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of TimesSquare; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising TimesSquare, the Investment Manager will: perform periodic detailed analyses and reviews of the performance by TimesSquare of its obligations to the New Fund, including without limitation analysis and review of portfolio and other compliance matters and review of TimesSquare’s investment performance with respect to the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of TimesSquare and other information regarding TimesSquare, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of TimesSquare responsible for performing TimesSquare’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of TimesSquare and make appropriate reports to the Trustees; perform periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of TimesSquare; assist the Trustees and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepare recommendations with respect to the continued retention of TimesSquare or the replacement of TimesSquare, including at the request of the Board; identify potential successors to or replacements of TimesSquare or potential additional subadvisers; perform appropriate due diligence, and develop and present to the Trustees a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board;

designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of TimesSquare with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of December 31, 2017, the Investment Manager had approximately $36.8 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by TimesSquare under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by TimesSquare to the New Fund; (b) the qualifications and experience of TimesSquare personnel; and (c) the TimesSquare compliance program. The Trustees also took into account the financial condition of TimesSquare with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of December 31, 2017, TimesSquare managed approximately $17.93 billion in assets. The Trustees also considered TimesSquare’s risk management processes. The Trustees also noted that TimesSquare sub-advised four other funds in the AMG Fund Complex, and that the Trustees had overseen funds sub-advised by TimesSquare since 2005.

The Trustees also considered information regarding the nature, extent and quality of services provided by the Investment Manager and TimesSquare, as applicable, to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing the New Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff and information regarding TimesSquare’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individuals at TimesSquare that are expected to have portfolio management responsibility for the New

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the proposed lead portfolio manager has 22 years of experience and serves as Head of International Equities and Portfolio Manager on TimesSquare’s Global Small Cap Investment Team. The Trustees also noted that one of the other proposed portfolio managers has 29 years of experience and serves as a Senior Founding Partner and Managing Director and Portfolio Manager on TimesSquare’s Global Small Cap Investment Team, and that the other proposed portfolio manager has 28 years of experience and serves as a Senior Founding Partner and Managing Director and Portfolio Manager on TimesSquare’s Global Small Cap Investment Team. In addition, the Trustees observed that TimesSquare’s Global Small Cap investment process is a bottom-up, research driven process with a three-step discipline that focuses on fundamental research, financial analysis and construction/risk management.

PERFORMANCE

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of the other funds in the AMG Fund Complex sub-advised by TimesSquare.

ADVISORY FEES, EXPENSES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the New Fund, the Trustees noted that the Investment Manager, and not the New Fund, is responsible for paying the fees charged by TimesSquare, and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also noted that the Investment Manager would indirectly benefit from the portion of the advisory fees paid to TimesSquare by the Investment Manager because the Investment Manager and TimesSquare are affiliated. The Trustees noted that the New Fund’s proposed combined advisory and administration fees and anticipated total gross expenses for its first fiscal year were both lower than the average for the New Fund’s Peer Group, measured as of November 30, 2017. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2020, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the New Fund to the annual rate of 1.00% of the New Fund’s average daily net assets, noting that the anticipated net expenses of the New Fund were lower than the average for the New Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and TimesSquare and the considerations noted above with respect to the Investment Manager and TimesSquare, the New Fund’s advisory fees and subadvisory fees are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the New Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by Investment Manager and its affiliates attributable to managing all the mutual funds in the AMG Fund Complex, the cost of providing such services, the enterprise and entrepreneurial risks undertaken as Investment Manager and sponsor of the New Fund and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the New Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s assets increase over time, the New Fund may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the anticipated profitability of TimesSquare with respect to the provision of subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding TimesSquare’s organization, management and financial stability. The Trustees noted that, because TimesSquare is an affiliate of the Investment Manager, a portion of TimesSquare’s revenues or anticipated profitability might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are to be paid by the Investment Manager out of its advisory fee. The Trustees also took into account management’s discussion of the proposed subadvisory fee structure, and the services TimesSquare is expected to provide in performing its functions under the Subadvisory Agreement. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. The Trustees also were provided, at their June 28-29, 2017 meeting, with the profitability of TimesSquare with respect to the other funds it manages in the AMG Fund Complex. Based on the foregoing, the Trustees concluded that the profitability to TimesSquare is expected to be reasonable and that, since the New Fund does not currently have any assets, TimesSquare is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, the New Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) the Investment Manager and TimesSquare have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) TimesSquare’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c) TimesSquare is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and TimesSquare maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, on February 22-23, 2018, the Trustees,

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

AMG TIMESSQUARE MID CAP GROWTH FUND, AMG TIMESSQUARE SMALL CAP GROWTH FUND, AMG TIMESSQUARE INTERNATIONAL SMALL CAP FUND AND AMG TIMESSQUARE EMERGING MARKETS SMALL CAP FUND

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June

27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management

Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was at, above, below and above, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to its Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above, above, below and above, respectively, the median performance for the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent improved performance relative to its Peer Group and Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year and 5-year periods ended March 31, 2018 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2018 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees noted that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year and 5-year periods and ranked in the top quintile relative to its Peer Group for the period from inception through March 31, 2018. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2018 and for the period from the Fund’s inception on December 14, 2016 through March 31, 2018 was below the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI Emerging Markets Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance and the Fund’s relatively short performance history. The Trustees concluded that the Fund’s performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the various changes in management, administrative and shareholder servicing fee rates that were implemented during the past year for the applicable Funds, noting that the Investment Manager provides administrative and shareholder services to the Funds pursuant to an Administration Agreement with the Funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective January 1, 2018, the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also noted that, effective January 1, 2018, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective January 1, 2018, the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees also noted that, effective January 1, 2018, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25%. The Trustees took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	65

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small

    Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security

    Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO

    Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap

    Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global

    Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap

    Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate

    Government

AMG Managers Amundi Short Duration

    Government

Amundi Pioneer Institutional Asset Management,

    Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063018	SAR014

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG Managers Skyline Special Equities Fund

Class N: SKSEX    |    Class I: SKSIX    |    Class Z: SKSZX

amgfunds.com |	063018 SAR018

AMG Funds

Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods

Financial Highlights	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Managers Skyline Special Equities Fund
Based on Actual Fund Return
Class N	1.17%	$1,000	$1,021	$5.86
Class I	1.00%	$1,000	$1,021	$5.02
Class Z	0.92%	$1,000	$1,022	$4.61
Based on Hypothetical 5% Annual Return
Class N	1.17%	$1,000	$1,019	$5.86
Class I	1.00%	$1,000	$1,020	$5.02
Class Z	0.92%	$1,000	$1,020	$4.61

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Skyline Special Equities Fund2, [3,4,5,6]
Class N	2.05%	8.92%	10.62%	11.88%	11.99%	04/23/87
Class I	2.13%	9.08%	—	—	7.36%	02/24/17
Class Z	2.18%	9.20%	—	—	7.43%	02/24/17

Russell 2000® Value Index[7]	5.44%	13.10%	11.18%	9.88%	—	—
Russell 2000® Index[8]	7.66%	17.57%	12.46%	10.60%	9.31%	04/23/87	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	A short–term fee of 2% will be charged on redemptions of Fund shares within 30 days of purchase.
[4]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[5]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[6]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[7]

The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Skyline Special Equities Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN
Sector	% of Net Assets
Industrials	24.6
Financials	24.6
Information Technology	17.4
Consumer Discretionary	11.2
Materials	9.5
Health Care	7.2
Real Estate	1.4
Short-Term Investments[1]	5.3
Other Assets Less Liabilities[2]	(1.2)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS
Security Name	% of Net Assets
The Children’s Place, Inc.	2.5
Brunswick Corp.	2.2
Orion Engineered Carbons, S.A. (Luxembourg)	2.1
First Busey Corp.	2.1
BancorpSouth Bank	2.1
Aaron’s, Inc.	2.1
Rexnord Corp.	2.0
TriMas Corp.	2.0
BMC Stock Holdings, Inc.	2.0
Ferro Corp.	2.0

Top Ten as a Group	21.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 11.2%
Aaron’s, Inc.	595,000	$25,852,750
Brunswick Corp.	437,300	28,197,104
Chico’s FAS, Inc.	1,359,700	11,067,958
The Children’s Place, Inc.	256,300	30,961,040
Gildan Activewear, Inc. (Canada)	436,600	12,294,656
LCI Industries	217,350	19,594,102
Winnebago Industries, Inc.	297,900	12,094,740
Total Consumer Discretionary		140,062,350
Financials - 24.6%
Banc of California, Inc.	834,500	16,314,475
BancorpSouth Bank	794,500	26,178,775
Essent Group, Ltd.*	630,750	22,593,465
First Busey Corp.	829,943	26,325,792
First Midwest Bancorp, Inc.	944,104	24,046,329
Hope Bancorp, Inc.	815,100	14,533,233
Infinity Property & Casualty Corp.	157,200	22,377,420
Investment Technology Group, Inc.	914,262	19,126,361
Janus Henderson Group PLC (United Kingdom)	461,388	14,178,453
OceanFirst Financial Corp.	788,600	23,626,456
Reinsurance Group of America, Inc.	143,947	19,214,046
Sterling Bancorp	799,920	18,798,120
UMB Financial Corp.	266,600	20,322,918
Umpqua Holdings Corp.	910,214	20,561,734
WSFS Financial Corp.	367,900	19,609,070
Total Financials		307,806,647
Health Care - 7.2%
Acadia Healthcare Co., Inc.*	478,800	19,587,708
AMN Healthcare Services, Inc.*	324,700	19,027,420
Cross Country Healthcare, Inc.*	1,018,689	11,460,251
The Ensign Group, Inc.	568,827	20,375,383
Prestige Brands Holdings, Inc.*	499,500	19,170,810
Total Health Care		89,621,572
Industrials - 24.6%
American Woodmark Corp.*	168,200	15,398,710
Beacon Roofing Supply, Inc.*	370,400	15,786,448
BMC Stock Holdings, Inc.*	1,183,820	24,682,647
CBIZ, Inc.*	807,550	18,573,650
Columbus McKinnon Corp.	542,250	23,511,960
Deluxe Corp.	229,200	15,175,332
EnPro Industries, Inc.	255,100	17,844,245
Gibraltar Industries, Inc.*	495,700	18,588,750

	Shares	Value
Hillenbrand, Inc.	295,600	$13,937,540
JELD-WEN Holding, Inc.*	727,600	20,802,084
Knoll, Inc.	890,300	18,527,143
Korn/Ferry International	250,400	15,507,272
ManpowerGroup, Inc.	169,100	14,552,746
NN, Inc.	473,600	8,951,040
NOW, Inc.*,1	1,178,600	15,710,738
Rexnord Corp.*	876,726	25,477,658
TriMas Corp.*	862,900	25,369,260
Total Industrials		308,397,223
Information Technology - 17.4%
Anixter International, Inc.*	285,900	18,097,470
Belden, Inc.	137,300	8,391,776
Benchmark Electronics, Inc.	567,889	16,553,964
Electronics For Imaging, Inc.*	481,600	15,680,896
Knowles Corp.*	1,156,600	17,695,980
NCR Corp.*	486,400	14,582,272
NetScout Systems, Inc.*	324,900	9,649,530
Perficient, Inc.*	724,300	19,099,791
Sanmina Corp.*	592,810	17,369,333
Versum Materials, Inc.	458,577	17,036,136
Virtusa Corp.*	367,000	17,865,560
WNS Holdings, Ltd., ADR (India)*	429,700	22,421,746
Zebra Technologies Corp., Class A*	159,400	22,834,050
Total Information Technology		217,278,504
Materials - 9.5%
Berry Global Group, Inc.*	231,100	10,616,734
Compass Minerals International, Inc.[1]	283,500	18,640,125
Ferro Corp.*	1,176,600	24,532,110
Minerals Technologies, Inc.	277,300	20,894,555
Orion Engineered Carbons, S.A. (Luxembourg)[1]	863,200	26,629,720
PH Glatfelter Co.	900,901	17,648,651
Total Materials		118,961,895
Real Estate - 1.4%
Realogy Holdings Corp.[1]	757,100	17,261,880
Total Common Stocks (Cost $898,182,690)		1,199,390,071

The accompanying notes are an integral part of these financial statements.

5

AMG Managers Skyline Special Equities Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.3%
Joint Repurchase Agreements - 1.1%[2]
Jefferies LLC, dated 06/29/18, due 07/02/18, 2.100% total to be received $3,329,302 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 06/01/46 - 05/15/58, totaling $3,395,293)	$3,328,719	$3,328,719
MUFG Securities America, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $3,329,307 (collateralized by various U.S. Government Agency Obligations, 2.430% -6.000%, 02/01/21 - 10/15/58, totaling $3,395,293)	3,328,719	3,328,719
National Bank Financial, dated 06/29/18, due 07/02/18, 2.010% total to be received $3,329,277 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 09/06/18 -09/09/49, totaling $3,395,294)	3,328,719	3,328,719
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $700,055 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 -05/20/68, totaling $713,930)	699,931	699,931

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $13,661,172 or 1.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $3,329,357 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 -02/15/48, totaling $3,395,318)	$3,328,719	$3,328,719
Total Joint Repurchase Agreements		14,014,807

	Shares
Other Investment Companies - 4.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[3]	52,488,595	52,488,595
Total Short-Term Investments (Cost $66,503,402)		66,503,402
Total Investments - 101.2% (Cost $964,686,092)		1,265,893,473
Other Assets, less Liabilities - (1.2)%		(15,397,751)
Net Assets - 100.0%		$1,250,495,722

[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR     American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,199,390,071	—	—	$1,199,390,071
Short-Term Investments
Joint Repurchase Agreements	—	$14,014,807	—	14,014,807
Other Investment Companies	52,488,595	—	—	52,488,595

Total Investments in Securities	$1,251,878,666	$14,014,807	—	$1,265,893,473

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2018

AMG Managers Skyline Special Equities Fund
Assets:
Investments at Value* (including securities on loan valued at $13,661,172)	$1,265,893,473
Cash	146,744
Interfund loan receivable	1,485,667
Dividend, interest and other receivables	979,697
Receivable for Fund shares sold	669,712
Receivable from affiliate	2,084
Prepaid expenses and other assets	78,742
Total assets	1,269,256,119
Liabilities:
Payable upon return of securities loaned	14,014,807
Payable for Fund shares repurchased	3,381,172
Accrued expenses:
Investment advisory and management fees	770,835
Administrative fees	158,391
Shareholder service fees	205,746
Professional fees	69,534
Trustee fees and expenses	14,152
Other	145,760
Total liabilities	18,760,397
Net Assets	$1,250,495,722
* Investments at cost	$964,686,092

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (continued)

AMG Managers Skyline Special Equities Fund
Net Assets Represent:
Paid-in capital	$890,456,763
Undistributed net investment income	78,557
Accumulated net realized gain from investments	58,753,021
Net unrealized appreciation/depreciation of investments	301,207,381
Net Assets	$1,250,495,722
Class N:
Net Assets	$838,585,329
Shares outstanding	18,684,327
Net asset value, offering and redemption price per share	$44.88
Class I:
Net Assets	$391,307,810
Shares outstanding	8,695,523
Net asset value, offering and redemption price per share	$45.00
Class Z:
Net Assets	$20,602,583
Shares outstanding	457,476
Net asset value, offering and redemption price per share	$45.04

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited)

For the six months ended June 30, 2018

AMG Managers Skyline Special Equities Fund
Investment Income:
Dividend income	$7,167,363
Interest income	3,013
Securities lending income	46,771
Foreign withholding tax	(90,400)
Total investment income	7,126,747
Expenses:
Investment advisory and management fees	4,605,147
Administrative fees	946,263
Shareholder servicing fees - Class N	1,091,400
Shareholder servicing fees - Class I	153,043
Reports to shareholders	83,965
Registration fees	79,141
Professional fees	50,675
Trustee fees and expenses	39,170
Custodian fees	37,707
Transfer agent fees	29,693
Miscellaneous	15,291
Total expenses before offsets	7,131,495
Expense reimbursements	(83,305)
Net expenses	7,048,190
Net investment income	78,557
Net Realized and Unrealized Gain:
Net realized gain on investments	44,828,974
Net change in unrealized appreciation/depreciation on investments	(18,427,499)
Net realized and unrealized gain	26,401,475
Net increase in net assets resulting from operations	$26,480,032

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG Managers Skyline Special Equities Fund
	June 30, 2018	December 31, 2017[1]
Increase in Net Assets Resulting From Operations:
Net investment income (loss)	$78,557	$(1,930,883)
Net realized gain on investments	44,828,974	103,529,105
Net change in unrealized appreciation/depreciation on investments	(18,427,499)	(13,741,245)
Net increase in net assets resulting from operations	26,480,032	87,856,977
Distributions to Shareholders:
From net realized gain on investments:
Class N	—	(59,015,038)
Class I	—	(23,021,595)
Class Z	—	(624,726)
Total distributions to shareholders	—	(82,661,359)
Capital Share Transactions:[2]
Net decrease from capital share transactions	(71,775,648)	(211,990,807)
Total decrease in net assets	(45,295,616)	(206,795,189)
Net Assets:
Beginning of period	1,295,791,338	1,502,586,527
End of period	$1,250,495,722	$1,295,791,338
End of period undistributed net investment income	$78,557	—

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Skyline Special Equities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal years ended December 31,
Class N		2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$43.98	$43.30	$35.71	$39.88	$39.75	$26.23
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	(0.01)	(0.08)	(0.01)	(0.03)[5]	0.00 [6,7]	(0.06)[8]
Net realized and unrealized gain (loss) on investments	0.91	3.73	7.61	(2.36)	1.61	13.59
Total income (loss) from investment operations	0.90	3.65	7.60	(2.39)	1.61	13.53
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.00)[7]	—	(0.01)
Net realized gain on investments	—	(2.97)	(0.01)	(1.78)	(1.48)	(0.00)[7]
Total distributions to shareholders	—	(2.97)	(0.01)	(1.78)	(1.48)	(0.01)
Net Asset Value, End of Period	$44.88	$43.98	$43.30	$35.71	$39.88	$39.75
Total Return[4]	2.05%[9,10]	8.39%[10]	21.31%[10]	(6.02)%	4.02%[10]	51.59%[10]
Ratio of net expenses to average net assets	1.17%[11]	1.25%[11]	1.32%	1.32%	1.32%	1.33%[12]
Ratio of gross expenses to average net assets[13]	1.18%[11]	1.27%[11]	1.42%	1.45%	1.45%	1.47%[12]
Ratio of net investment income (loss) to average net assets[4]	(0.04)%[11]	(0.18)%[11]	(0.03)%	(0.08)%	0.01%	(0.18)%[12]
Portfolio turnover	14%[9]	33%	34%	31%	37%	39%
Net assets end of period (000’s) omitted	$838,585	$923,139	$1,502,587	$1,317,946	$1,383,184	$969,238

11

AMG Managers Skyline Special Equities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal period ended December 31,
Class I		2017[14]
Net Asset Value, Beginning of Period	$44.06	$43.64
Income from Investment Operations:
Net investment income[3,4]	0.03	0.02
Net realized and unrealized gain on investments	0.91	3.37
Total income from investment operations	0.94	3.39
Less Distributions to Shareholders from:
Net realized gain on investments	—	(2.97)
Total distributions to shareholders	—	(2.97)
Net Asset Value, End of Period	$45.00	$44.06
Total Return[4]	2.13%[9,10]	7.73%[9,10]
Ratio of net expenses to average net assets	1.00%[11]	1.13%[11]
Ratio of gross expenses to average net assets[13]	1.01%[11]	1.15%[11]
Ratio of net investment income to average net assets[4]	0.13%[11]	0.06%[11]
Portfolio turnover	14%[9]	33%
Net assets end of period (000’s) omitted	$391,308	$362,723

12

AMG Managers Skyline Special Equities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal period ended December 31,
Class Z		2017[14]
Net Asset Value, Beginning of Period	$44.06	$43.64
Income from Investment Operations:
Net investment income[3,4]	0.05	0.08
Net realized and unrealized gain on investments	0.93	3.33
Total income from investment operations	0.98	3.41
Less Distributions to Shareholders from:
Net realized gain on investments	—	(2.97)
Total distributions to shareholders	—	(2.97)
Net Asset Value, End of Period	$45.04	$44.06
Total Return[4]	2.18%[9,10]	7.78%[9,10]
Ratio of net expenses to average net assets	0.92%[11]	0.98%[11]
Ratio of gross expenses to average net assets[13]	0.93%[11]	1.00%[11]
Ratio of net investment income to average net assets[4]	0.21%[11]	0.21%[11]
Portfolio turnover	14%[9]	33%
Net assets end of period (000’s) omitted	$20,603	$9,929

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08).
[7]	Less than $0.005 or $(0.005) per share.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.13).
[9]	Not annualized.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]	Annualized.
[12]	Includes non-routine extraordinary expenses amounting to 0.012% of average net assets.
[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Commencement of operations was on February 27, 2017.

13

Notes to Financial Statements (unaudited)

June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers Skyline Special Equities Fund (the “Fund”).

Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S. Effective February 27, 2017, the Fund’s Class S shares were renamed to Class N shares, and the Fund commenced offering Class I shares and Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective May 3, 2017, the Fund was re-opened to new investors. Please refer to a current prospectus for additional information.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

14

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to a net operating loss offset by short term capital gains. Temporary differences are due to differences between book and tax treatments of losses for excise tax purposes and wash sales.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Cost	Appreciation	Depreciation	Net
$964,686,092	$329,327,877	$(28,120,496)	$301,207,381

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares. For the six months ended June 30, 2018 and fiscal year ended December 31, 2017, the Fund received redemption fees amounting to $7,021 and $13,499, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

15

Notes to Financial Statements (continued)

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Fund were as follows:

	June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Class N:[1]
Proceeds from sale of shares	1,214,920	$54,323,812	3,153,901	$138,238,751
Reinvestment of distributions	—	—	1,321,581	58,400,660
Cost of shares repurchased	(3,519,318)	(156,942,900)	(18,187,787)	(788,291,441)

Net decrease	(2,304,398)	$(102,619,088)	(13,712,305)	$(591,652,030)

Class I:[2]
Proceeds from sale of shares	1,172,401	$52,439,004	8,332,205	$374,453,289
Reinvestment of distributions	—	—	513,950	22,752,572
Cost of shares repurchased	(708,866)	(31,582,102)	(614,167)	(27,362,881)

Net increase	463,535	$20,856,902	8,231,988	$369,842,980

Class Z:[2]
Proceeds from sale of shares	242,767	$10,457,484	226,389	$9,864,970
Reinvestment of distributions	—	—	14,105	624,726
Cost of shares repurchased	(10,542)	(470,946)	(15,243)	(671,453)

Net increase	232,225	$9,986,538	225,251	$9,818,243

[1]	Effective February 27, 2017, Class S shares were renamed to Class N shares.
[2]	Commencement of operations was on February 27, 2017.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding was $14,014,807.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Skyline Asset Management, L.P. who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2018, the Fund paid an investment management fee at the annual rate of 0.73% of the average daily net assets of the Fund. Prior to July 1, 2017, the annual rate for the management fee was 0.90% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.92%, of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. Prior to July 1, 2017, the contractual expense limitation was 1.07%. Prior to February 27, 2017 the expense cap was 1.32% of the Fund’s average daily net assets.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager

16

Notes to Financial Statements (continued)

and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Effective July 1, 2017, in general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2018, the Fund’s expiration of recoupment is as follows:

Expiration
Period
Within 3 years	$132,357

Total Amount Subject to Recoupment	$132,357

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I Shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Class N	0.25%	0.25%
Class I	0.15%	0.08%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the

Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, the Fund lent a maximum of $22,138,971 for three days earning interest of $3,013. The interest income amount is included in the Statement of Operations as interest income. At June 30, 2018, the Fund had an interfund loan of $1,485,667 outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were $167,026,433 and $176,155,062, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2018.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018 was $13,661,172 and $14,014,807, respectively.

17

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement	Instruments	Cash Collateral
	of Assets and Liabilities	Collateral	Received	Net Amount
Jefferies LLC	$3,328,719	$3,328,719	—	—
MUFG Securities America, Inc.	3,328,719	3,328,719	—	—
National Bank Financial	3,328,719	3,328,719	—	—
Nomura Securities International, Inc.	699,931	699,931	—	—
State of Wisconsin Investment Board	3,328,719	3,328,719	—	—

Totals	$14,014,807	$14,014,807	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Managers Skyline Special Equities Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement with the Subadviser for the Fund, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant information. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

periods ended March 31, 2018 was above, below, above and above, respectively, the median performance of the Peer Group and above, below, above and above, respectively, the performance of the Fund Benchmark, the Russell 2000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadviser is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with the Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Fund, which bears the Subadviser’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadviser to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.92%. The Trustees noted that the Investment Manager replaced the Fund’s expense limitation in 2017 with a lower expense limitation, subject to later reimbursement by the Fund in certain circumstances. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparatively sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations

20

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadviser’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for the Fund.

21

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US)

    Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	25

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset

Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063018 SAR018

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG GW&K Enhanced Core Bond Fund

Class N: MFDAX | Class I: MFDSX | Class C: MFDCX | Class Z: MFDYX

AMG GW&K Municipal Bond Fund

Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

AMG GW&K Small Cap Core Fund

Class N: GWETX | Class I: GWEIX | Class Z: GWEZX

AMG GW&K Small/Mid Cap Fund

Class N: GWGVX | Class I: GWGIX | Class Z: GWGZX

amgfunds.com |	063018 SAR019

AMG Funds

Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Enhanced Core Bond Fund	6

AMG GW&K Municipal Bond Fund	10

AMG GW&K Municipal Enhanced Yield Fund	16

AMG GW&K Small Cap Core Fund	20

AMG GW&K Small/Mid Cap Fund	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	28
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	30
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	31
Detail of changes in assets for the past two fiscal periods

Financial Highlights	33
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	48
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	56

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG GW&K Enhanced Core Bond Fund
Based on Actual Fund Return
Class N	0.73%	$1,000	$977	$3.58
Class I	0.53%	$1,000	$977	$2.59
Class C	1.48%	$1,000	$973	$7.24
Class Z	0.48%	$1,000	$978	$2.35

Based on Hypothetical 5% Annual Return
Class N	0.73%	$1,000	$1,021	$3.66
Class I	0.53%	$1,000	$1,022	$2.65
Class C	1.48%	$1,000	$1,017	$7.40
Class Z	0.48%	$1,000	$1,022	$2.41
AMG GW&K Municipal Bond Fund
Based on Actual Fund Return
Class N	0.70%	$1,000	$987	$3.46
Class I	0.38%	$1,000	$989	$1.87

Based on Hypothetical 5% Annual Return
Class N	0.70%	$1,000	$1,021	$3.52
Class I	0.38%	$1,000	$1,023	$1.91

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG GW&K Municipal Enhanced Yield Fund
Based on Actual Fund Return
Class N	0.99%	$1,000	$995	$4.90
Class I	0.64%	$1,000	$998	$3.16
Class Z	0.59%	$1,000	$998	$2.92

Based on Hypothetical 5% Annual Return
Class N	0.99%	$1,000	$1,020	$4.96
Class I	0.64%	$1,000	$1,022	$3.19
Class Z	0.59%	$1,000	$1,022	$2.96
AMG GW&K Small Cap Core Fund
Based on Actual Fund Return
Class N	1.28%	$1,000	$1,050	$6.51
Class I	0.95%	$1,000	$1,051	$4.83
Class Z	0.90%	$1,000	$1,052	$4.58

Based on Hypothetical 5% Annual Return
Class N	1.28%	$1,000	$1,018	$6.41
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51

2

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG GW&K Small/Mid Cap Fund
Based on Actual Fund Return
Class N	1.10%	$1,000	$1,051	$5.59
Class I	0.95%	$1,000	$1,052	$4.83
Class Z	0.85%	$1,000	$1,053	$4.33

Based on Hypothetical 5% Annual Return
Class N	1.10%	$1,000	$1,019	$5.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

3

Fund Performance (unaudited)

Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Enhanced Core Bond Fund2, [3,4,5,6]
Class N	(2.34%)	(1.14%)	1.75%	4.04%	5.17%	01/02/97
Class I	(2.33%)	(1.05%)	1.91%	—	1.41%	11/30/12
Class C	(2.71%)	(1.89%)	1.00%	3.26%	4.33%	03/05/98
Class Z	(2.21%)	(0.88%)	2.01%	4.30%	5.55%	01/02/97

Bloomberg Barclays U.S. Aggregate Bond Index[17]	(1.62%)	(0.40%)	2.27%	3.72%	5.02%	01/02/97	†
AMG GW&K Municipal Bond Fund2, [3,7,8]
Class N	(1.27%)	(0.60%)	2.66%	—	3.98%	06/30/09
Class I	(1.10%)	(0.26%)	3.07%	—	4.46%	06/30/09

Bloomberg Barclays 10-Year Municipal Bond Index[18]	(0.72%)	0.86%	3.56%	4.74%	4.65%	06/30/09	†
AMG GW&K Municipal Enhanced Yield Fund2, 3, 5, 7, 8, 9, [10]
Class N	(0.47%)	3.64%	5.40%	—	6.68%	07/27/09
Class I	(0.19%)	4.12%	5.89%	5.87%	4.74%	12/30/05
Class Z	(0.17%)	4.16%	—	—	5.93%	02/24/17

Bloomberg Barclays U.S. Municipal Bond BAA Index[19]	0.40%	4.65%	4.49%	4.57%	3.86%	12/30/05	†
AMG GW&K Small Cap Core Fund2, [11,12]
Class N	4.99%	15.26%	12.04%	11.33%	8.64%	12/10/96
Class I	5.14%	15.67%	12.49%	—	15.72%	07/27/09
Class Z	5.21%	15.76%	—	—	15.12%	02/24/17

Russell 2000® Index[20]	7.66%	17.57%	12.46%	10.60%	8.71%	12/10/96	†
AMG GW&K Small/Mid Cap Fund2, [12,13,14,15,16]
Class N	5.11%	12.05%	—	—	10.77%	02/24/17
Class I	5.20%	12.17%	—	—	5.99%	06/30/15
Class Z	5.29%	12.30%	—	—	11.04%	02/24/17
Russell 2500® Index[21]	5.46%	16.24%	12.29%	10.74%	10.30%	06/30/15	†

Russell 2000® Growth Index[22]	9.70%	21.86%	13.65%	11.24%	10.60%	06/30/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[6]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[7]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

4

Fund Performance

Periods ended June 30, 2018 (continued)

[10]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[11]

The Fund inception dates and returns for all periods beginning prior to November 7, 2008 reflects performance of the predecessor Fund, The BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc.

[12]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[13]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[14]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth Stocks may underperform value stocks during given periods.

[15]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[16]

Effective February 27, 2017, The Fund’s Principal Investment Strategies changed from a small cap growth investment strategy to one that primarily invests in common stock and preferred stock of U.S. small- and mid- capitalization companies with either growth- or value- oriented characteristics

[17]

The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[18]

The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

[19]

The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Bloomberg Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg Barclays U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.
[20]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[21]

The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[22]

The Russell 2000® Growth Index measures the performance of the Russell 2,000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG GW&K Enhanced Core Bond Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	51.0
U.S. Government and Agency Obligations	40.4
Municipal Bonds	6.3
Short-Term Investments[1]	2.2
Other Assets Less Liabilities[2]	0.1

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	41.3
Aaa	1.0
Aa	10.6
A	14.9
Baa	17.7
Ba	13.5
B	1.0

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 4.000%, 10/01/43	7.2
FNMA, 4.500%, 04/01/41	5.0
FHLMC Gold Pool, 5.000%, 10/01/36	3.2
United States Treasury Bonds, 4.500%, 02/15/36	3.0
United States Treasury Notes, 2.000%, 11/30/22	3.0
FNMA, 4.000%, 09/01/25	2.6
Wells Fargo & Co., 3.286%, 02/11/22	2.5
FNMA, 3.500%, 11/01/42	2.5
Apple, Inc., 2.869%, 02/09/22	2.5
FNMA, 4.500%, 05/01/39	2.5

Top Ten as a Group	34.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 51.0%
Financials - 14.6%
Aircastle, Ltd. 5.000%, 04/01/23	$215,000	$216,344
American Tower Corp. 4.400%, 02/15/26	407,000	404,733
Bank of America Corp., MTN 3.875%, 08/01/25	611,000	608,501
CIT Group, Inc. 5.000%, 08/15/22	400,000	405,500
Crown Castle International Corp. 5.250%, 01/15/23	380,000	398,579
The Goldman Sachs Group, Inc. 6.125%, 02/15/33	703,000	805,078
Host Hotels & Resorts LP, Series C 4.750%, 03/01/23	386,000	395,915
JPMorgan Chase & Co. 2.950%, 10/01/26	420,000	390,557
Morgan Stanley, GMTN 5.500%, 07/28/21	399,000	422,514
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	435,000	422,774
Wells Fargo & Co. (3 month LIBOR + 0.930%) 3.286%, 02/11/22[1]	1,033,000	1,043,965
Weyerhaeuser Co. 8.500%, 01/15/25	500,000	617,164
Total Financials		6,131,624
Industrials - 36.4%
The ADT Corp. 6.250%, 10/15/21	207,000	215,280
AES Corp. 4.875%, 05/15/23	423,000	424,057
Apple, Inc. (3 month LIBOR + 0.500%) 2.869%, 02/09/22[1]	1,021,000	1,033,897
Aramark Services, Inc. 5.125%, 01/15/24	206,000	206,515
ArcelorMittal (Luxembourg)
5.500%, 03/01/21	185,000	193,233
6.250%, 02/25/22	16,000	17,100
AT&T, Inc. 4.250%, 03/01/27	395,000	387,285
Automatic Data Processing, Inc. 3.375%, 09/15/25	614,000	608,224
Ball Corp. 4.000%, 11/15/23	33,000	32,187

	Principal Amount	Value
Ball Corp. 5.250%, 07/01/25	$385,000	$394,144
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	491,000	606,101
CDW LLC / CDW Finance Corp. 5.500%, 12/01/24	391,000	400,775
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 07/23/25	422,000	426,783
Comcast Corp. 7.050%, 03/15/33	308,000	383,295
Crown Americas LLC / Crown Americas Capital Corp V 4.250%, 09/30/26	62,000	56,885
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	374,000	367,455
CSX Corp. 2.600%, 11/01/26	454,000	410,528
CVS Health Corp. 5.125%, 07/20/45	385,000	391,531
Diamondback Energy, Inc. 4.750%, 11/01/24	314,000	307,327
General Motors Financial Co., Inc. 4.250%, 05/15/23	418,000	418,040
The George Washington University, Series 2018 4.126%, 09/15/48	625,000	633,718
Georgia-Pacific LLC 8.000%, 01/15/24	326,000	393,891
Greif, Inc. 7.750%, 08/01/19	186,000	193,440
HCA, Inc. 5.000%, 03/15/24	413,000	414,032
Huntsman International LLC 5.125%, 11/15/22	213,000	219,760
International Paper Co. 3.000%, 02/15/27	461,000	418,078
Kaiser Foundation Hospitals 3.150%, 05/01/27	447,000	428,574
Leidos Holdings, Inc. 4.450%, 12/01/20	215,000	217,687
Lennar Corp. 4.750%, 11/15/22	404,000	405,515
McDonald’s Corp., MTN 3.700%, 01/30/26	430,000	427,624
Microsoft Corp. 3.750%, 02/12/45	407,000	399,886
Murphy Oil USA, Inc. 6.000%, 08/15/23	217,000	222,967

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 36.4% (continued)
Northrop Grumman Corp. 3.200%, 02/01/27	$431,000	$406,920
NuStar Logistics LP 6.750%, 02/01/21	212,000	222,600
Oracle Corp. 3.800%, 11/15/37	443,000	419,883
Owens Corning 4.200%, 12/15/22	389,000	390,323
Penske Automotive Group, Inc. 3.750%, 08/15/20	421,000	417,842
PulteGroup, Inc. 5.500%, 03/01/26	210,000	208,688
Teleflex, Inc. 4.875%, 06/01/26	216,000	212,760
Teva Pharmaceutical Finance Netherlands III BV (Netherlands) 2.200%, 07/21/21	235,000	218,129
T-Mobile USA, Inc. 6.500%, 01/15/26	182,000	188,143
Toll Brothers Finance Corp. 4.375%, 04/15/23[2]	220,000	216,425
Vulcan Materials Co. 4.500%, 04/01/25	296,000	297,877
WESCO Distribution, Inc. 5.375%, 06/15/24	200,000	197,250
WPX Energy, Inc. 5.250%, 09/15/24	211,000	208,626
Total Industrials		15,261,280
Total Corporate Bonds and Notes (Cost $22,116,872)		21,392,904
Municipal Bonds - 6.3%
California State General Obligation, School Improvements 7.550%, 04/01/39	550,000	813,048
JobsOhio Beverage System, Series B 3.985%, 01/01/29	405,000	417,029
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	500,000	607,465
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	300,000	400,866
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29[3]	318,000	387,664
Total Municipal Bonds (Cost $2,655,748)		2,626,072

	Principal Amount	Value
U.S. Government and Agency Obligations - 40.4%
Fannie Mae - 26.2%
FNMA,
3.500%, 11/01/42 to 03/01/46	$2,043,775	$2,046,207
4.000%, 09/01/25 to 10/01/43	4,833,796	4,967,945
4.500%, 05/01/39 to 04/01/41	3,746,202	3,942,652
Total Fannie Mae		10,956,804
Freddie Mac - 4.5%
FHLMC Gold Pool,
3.500%, 02/01/30	534,890	542,423
5.000%, 10/01/36	1,269,770	1,355,318
Total Freddie Mac		1,897,741
U.S. Treasury Obligations - 9.7%
United States Treasury Notes,
(U.S. Treasury 3 month Bill Money Market Yield + 0.000%), 1.950%, 01/31/20[1]	418,000	417,965
2.000%, 11/30/22	1,296,000	1,257,981
United States Treasury Bonds,
3.500%, 02/15/39	385,000	419,575
4.500%, 02/15/36	1,034,000	1,264,671
6.250%, 08/15/23	609,000	710,900
Total U.S. Treasury Obligations		4,071,092
Total U.S. Government and Agency Obligations (Cost $17,434,358)		16,925,637
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.4%[4]
Cantor Fitzgerald Securities, Inc., dated 06/29/18, due 07/02/18, 2.080% total to be received $167,236 (collateralized by various U.S. Government Agency Obligations, 1.691% - 8.500%, 07/25/18 - 06/15/53, totaling $170,551)	167,207	167,207

	Shares
Other Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[5]	729,299	729,299
Total Short-Term Investments (Cost $896,506)		896,506
Total Investments - 99.9% (Cost $43,103,484)		41,841,119
Other Assets, less Liabilities - 0.1%		52,893
Net Assets - 100.0%		$41,894,012

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

[1]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2018.
[2]	Some or all of these securities, amounting to $161,700 or 0.4% of net assets, were out on loan to various brokers.
[3]	Security is backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2018, the value amounted to $387,664 or 0.9% of net assets.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$21,392,904	—	$21,392,904
Municipal Bonds	—	2,626,072	—	2,626,072
U.S. Government and Agency Obligations†	—	16,925,637	—	16,925,637
Short-Term Investments
Joint Repurchase Agreements	—	167,207	—	167,207
Other Investment Companies	$729,299	—	—	729,299

Total Investments in Securities	$729,299	$41,111,820	—	$41,841,119

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Municipal Bond Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Utilities	26.8
General Obligation	24.4
Transportation	20.1
Public Services	9.4
Healthcare	7.1
Education	6.4
Industrial Development	3.8
State and Non-State Appropriated Tobacco	0.7
Short-Term Investments	1.1
Other Assets Less Liabilities	0.2

Rating	% of Market Value[1]
Aaa	38.0
Aa	47.6
A	13.2
Baa	1.2

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
State of Maryland, Series B, General Obligation, 5.000%, 08/01/25	2.4
Wisconsin State Revenue, Department of Transportation, Series 2, Revenue, 5.000%, 07/01/29	2.3
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, Revenue, 5.000%, 10/01/26	1.9
North Carolina State Limited Obligation, Series B, Revenue, 5.000%, 05/01/28	1.7
Iowa Finance Authority, Green Bond, Revenue, 5.000%, 08/01/30	1.7
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A, Revenue, 5.000%, 06/15/24	1.5
State of Michigan, Revenue, 5.000%, 03/15/27	1.4
State of Maryland, Department of Transportation, Revenue, 5.000%, 09/01/29	1.3
Texas Transportation Commission Fund, Series A, General Obligation, 5.000%, 04/01/27	1.3
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, Revenue, 5.000%, 11/01/26	1.3

Top Ten as a Group	16.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal Amount	Value
Municipal Bonds - 98.7%
Arizona - 3.7%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,020,000	$5,924,303
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	16,890,000	19,591,894
Salt River Project Agricultural Improvement & Power District, Salt River Project Electrical 5.000%, 01/01/29	6,040,000	7,286,535
Salt River Project Agricultural Improvement & Power District, Series A 5.000%, 12/01/24	5,575,000	6,129,545
Total Arizona		38,932,277
California - 3.9%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/27	950,000	1,109,163
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/30	1,620,000	1,866,046
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	1,032,291
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/32	1,855,000	2,115,646
State of California 5.000%, 09/01/25	10,000,000	11,867,300
State of California 5.000%, 08/01/29	7,000,000	8,283,940
State of California 5.000%, 09/01/29	5,010,000	5,937,451
State of California, Series C 5.000%, 09/01/26	7,700,000	9,109,793
Total California		41,321,630
Colorado - 2.3%
City & County of Denver Co. Airport System Revenue, Series A 5.000%, 11/15/23	5,000,000	5,726,700
City of Colorado Springs Co. Utilities System Revenue, Series A-1 5.000%, 11/15/24 [1]	10,000,000	11,643,500
Regional Transportation District County COPS, Series A 5.000%, 06/01/24	6,000,000	6,742,200
Total Colorado		24,112,400

	Principal Amount	Value
Connecticut - 1.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure 5.000%, 08/01/24	$5,340,000	$6,020,904
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,110,000	11,572,108
Total Connecticut		17,593,012
District of Columbia - 2.3%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	5,475,000	6,149,520
District of Columbia, Series A 5.000%, 06/01/24	5,000,000	5,780,950
District of Columbia, Series A 5.000%, 06/01/30	5,160,000	6,012,174
Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,375,000	6,380,179
Total District of Columbia		24,322,823
Florida - 4.8%
Florida State Board of Education, Series D 5.000%, 06/01/24	6,565,000	7,134,711
Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,304,706
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,515,000	5,117,120
State of Florida, Capital Outlay, Series B 5.000%, 06/01/25	6,065,000	6,722,021
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,398,132
State of Florida, Capital Outlay, Series C 5.000%, 06/01/27	5,555,000	6,594,341
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	6,292,108
Total Florida		50,563,139
Georgia - 3.5%
Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	5,951,292
Georgia State University & College Improvements, Series A 5.000%, 07/01/24	4,650,000	5,196,282
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	5,450,000	6,048,137

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 3.5% (continued)
Georgia State University & College Improvements, Series A - Tranche 2 5.000%, 02/01/26	$5,435,000	$6,329,547
State of Georgia, Series C 5.000%, 09/01/23	5,000,000	5,619,350
State of Georgia, Series F 5.000%, 01/01/26	7,015,000	8,322,666
Total Georgia		37,467,274
Idaho - 0.6%
Idaho Housing & Finance Association 5.000%, 07/15/23	5,770,000	6,512,253
Illinois - 3.9%
Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,580,000	11,913,292
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	12,795,310
Illinois State Finance Authority Revenue, University of Chicago, Series A 5.000%, 10/01/23	5,005,000	5,719,414
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,335,000	10,674,012
Total Illinois		41,102,028
Indiana - 1.8%
Indiana Finance Authority, Indiana University Health Revenue, Series A 5.000%, 12/01/23	5,115,000	5,852,992
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,750,000	5,791,485
Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	6,070,000	7,349,617
Total Indiana		18,994,094
Iowa - 2.1%
Iowa Finance Authority, Green Bond 5.000%, 08/01/30	15,000,000	17,867,250
State of Iowa, Series A 5.000%, 06/01/25	4,000,000	4,675,240
Total Iowa		22,542,490
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,130,000	5,866,206
Maryland - 5.2%
State of Maryland, Department of Transportation 5.000%, 05/01/23	8,720,000	9,922,226

	Principal Amount	Value
State of Maryland, Department of Transportation 5.000%, 09/01/29	$11,905,000	$14,231,118
State of Maryland, Series B 5.000%, 08/01/25	21,550,000	25,360,902
University System of Maryland, University & College Improvements, Series A 5.000%, 04/01/24	5,100,000	5,884,329
Total Maryland		55,398,575
Massachusetts - 6.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A 5.000%, 06/15/24	13,770,000	15,651,808
Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,025,247
Commonwealth of Massachusetts, Series B 5.000%, 07/01/23	5,000,000	5,694,300
Massachusetts Development Finance Agency, Partners Healthcare System 5.000%, 07/01/28	8,000,000	9,539,360
Massachusetts School Building Authority, Series A 5.000%, 08/15/25	5,035,000	5,614,176
Massachusetts State Development Finance Agency, Boston College, Series S 5.000%, 07/01/23	5,700,000	6,485,688
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/26	4,025,000	4,799,008
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,050,000	7,077,653
Total Massachusetts		63,887,240
Michigan - 3.7%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	9,950,000	11,404,491
Michigan Finance Authority, Hospital Trinity Health Credit 5.000%, 12/01/34	5,225,000	6,025,209
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,589,884
State of Michigan 5.000%, 03/15/27	12,640,000	14,912,419
Total Michigan		38,932,003
Minnesota - 0.5%
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	5,000,000	5,813,350

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Missouri - 1.4%
Metropolitan St Louis Sewer District, Series A 5.000%, 05/01/29	$6,725,000	$8,002,279
University of Missouri, Series A 5.000%, 11/01/26	5,495,000	6,367,386
Total Missouri		14,369,665
New Jersey - 2.6%
New Jersey Health Care Facilities Financing
Authority, RWJ Barnabas Health Obligation 5.000%, 07/01/29	6,570,000	7,548,142
New Jersey State Turnpike Authority Revenue, Series 2012 B 5.000%, 01/01/24	2,790,000	3,125,107
New Jersey State Turnpike Authority Revenue, Series A 5.000%, 01/01/33	10,280,000	11,819,944
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	4,763,118
Total New Jersey		27,256,311
New Mexico - 1.3%
New Mexico Finance Authority, Subordinate, Series A 5.000%, 06/15/28	11,125,000	13,419,976
New York - 12.8%
Metropolitan Transportation Authority, Climate Bond Certified Green Bond 5.000%, 11/15/33	5,000,000	5,860,150
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/24	4,950,000	5,537,070
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/27	5,000,000	5,551,100
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	5,000,000	5,738,250
New York City General Obligation, Series C 5.000%, 08/01/24	5,000,000	5,789,200
New York City General Obligation, Series C 5.000%, 08/01/26	5,510,000	6,516,236
New York City General Obligation, Series G 5.000%, 08/01/23	5,000,000	5,700,000
New York City General Obligation, Series I 5.000%, 08/01/24	11,485,000	12,779,934
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B 5.000%, 02/01/24	5,015,000	5,389,771

	Principal
	Amount	Value
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/23	$5,000,000	$5,738,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	11,930,000	13,847,867
New York City Water & Sewer System Revenue, Series FF 5.000%, 06/15/25	5,940,000	6,324,971
New York City Water & Sewer System Revenue, Series FF 5.000%, 06/15/30	5,370,000	6,180,870
New York State Dormitory Authority, Series A 5.000%, 12/15/25	8,645,000	9,700,814
New York State Dormitory Authority, Series A 5.000%, 12/15/27	5,640,000	6,318,605
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,700,000	6,749,997
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,395,000	5,927,163
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,370,000	9,633,535
New York State Urban Development Corp., Personal Income Tax Revenue, Series A 5.000%, 03/15/24	5,000,000	5,760,450
Total New York		135,043,983
North Carolina - 3.4%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A 5.000%, 01/01/27	5,050,000	5,855,576
North Carolina State Limited Obligation, Series A 5.000%, 06/01/26	5,000,000	5,967,300
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,100,000	18,033,628
North Carolina State Limited Obligation, Series C 5.000%, 05/01/23	5,020,000	5,709,648
Total North Carolina		35,566,152
Ohio - 2.6%
Ohio State General Obligation, Series A 5.000%, 09/01/26	7,050,000	8,366,517
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A 5.000%, 06/01/25	10,050,000	11,795,584
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A 5.000%, 12/01/27	5,760,000	6,898,752
Total Ohio		27,060,853
Oklahoma - 1.4%
Grand River Dam Authority, Series A 5.000%, 06/01/28	7,845,000	9,259,061

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Oklahoma - 1.4% (continued)
Oklahoma Turnpike Authority, Series A 5.000%, 01/01/26	$5,000,000	$5,370,800
Total Oklahoma		14,629,861
Oregon - 2.1%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,616,500
Oregon State Lottery, Series D 5.000%, 04/01/28	8,780,000	10,187,434
Total Oregon		21,803,934
Pennsylvania - 1.5%
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	6,660,000	7,592,134
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,930,000	8,145,314
Total Pennsylvania		15,737,448
Tennessee - 0.8%
State of Tennessee Fuel Sales Tax Revenue, Series B 5.000%, 09/01/26	7,365,000	8,569,988
Texas - 11.6%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,290,600
City of Austin TX Water & Wastewater System Revenue 5.000%, 11/15/26	5,085,000	6,051,913
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,300,000	10,944,891
Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,800,000	4,284,348
Metropolitan Transit Authority of Harris County Series A 5.000%, 11/01/24	5,050,000	5,848,506
North Texas Municipal Water District Water System Revenue, Refunding And Improvement 5.000%, 09/01/29	5,085,000	5,940,399
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,358,974
North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/31	2,000,000	2,282,540
North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/32	4,000,000	4,576,600

	Principal
	Amount	Value
North Texas Tollway Authority, Series A 5.000%, 01/01/26	$7,775,000	$8,818,327
State of Texas, Transportation Commission Highway Improvements Revenue 5.000%, 04/01/25	4,950,000	5,481,135
State of Texas, Transportation Commission Mobility Fund 5.000%, 10/01/26	10,055,000	11,455,460
Texas A&M University, Financing System, Series E 5.000%, 05/15/28	8,815,000	10,480,418
Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,863,106
Texas Water Development Board, State Revolving Fund 5.000%, 08/01/26	5,395,000	6,397,553
The University of Texas System, Series H 5.000%, 08/15/26	5,045,000	6,007,031
Total Texas		122,081,801
Utah - 0.5%
Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	5,861,352
Virginia - 1.7%
Virginia College Building Authority, Series B 5.000%, 09/01/23	5,350,000	6,102,156
Virginia Public Building Authority, Series B 5.000%, 08/01/25	9,800,000	11,491,088
Total Virginia		17,593,244
Washington - 4.9%
County of King WA Sewer Revenue, Series B 5.000%, 01/01/24	3,080,000	3,309,183
Energy Northwest Electric Revenue, Bonneville Power 5.000%, 07/01/25	10,180,000	11,924,954
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,590,324
State of Washington, Series R-2015C 5.000%, 07/01/28	10,120,000	11,614,926
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	8,173,007
Washington Health Care Facilities Authority Multicare Health System, Series B 5.000%, 08/15/23	3,940,000	4,470,994
Washington Health Care Facilities Authority Providence Health & Services, Series A 5.000%, 10/01/26	3,495,000	3,902,901
Total Washington		51,986,289

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Wisconsin - 3.4%
Wisconsin State Revenue, Department of Transportation, Series 1 5.000%, 07/01/25	$2,370,000	$2,689,452
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,075,000	23,863,755
Wisconsin State Revenue, Department of Transportation, Series A 5.000%, 07/01/24	5,000,000	5,794,400
Wisconsin State, Series 2 5.000%, 05/01/24	3,570,000	3,957,095
Total Wisconsin		36,304,702
Total Municipal Bonds
(Cost $1,053,619,862)		1,040,646,353

[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2018, amounted to $11,643,500, or 1.1% of net assets.
[2]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Short-Term Investments - 1.1%
Other Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85% [2]	11,439,539	$11,439,539
Total Short-Term Investments
(Cost $11,439,539)		11,439,539
Total Investments - 99.8%
(Cost $1,065,059,401)		1,052,085,892
Other Assets, less Liabilities - 0.2%		2,578,126
Net Assets - 100.0%		$1,054,664,018

COPS Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,040,646,353	—	$1,040,646,353
Short-Term Investments
Other Investment Companies	$11,439,539	—	—	11,439,539

Total Investments in Securities	$11,439,539	$1,040,646,353	—	$1,052,085,892

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Transportation	36.0
Healthcare	26.5
Utilities	13.4
State and Non-State Appropriated Tobacco	7.7
Industrial Development	4.4
General Obligation	4.0
Public Services	3.6
Education	1.5
Short-Term Investments	1.9
Other Assets Less Liabilities	1.0

Rating	% of Market Value[1]
Aa	5.3
A	34.5
Baa	50.8
Ba	4.3
N/R	5.1

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
California Municipal Finance Authority, Senior Lien-LINXS APM Project, Revenue, 5.000%, 12/31/43	5.1
New York Transportation Development Corp., Laguardia Airport Terminal B, Revenue, 5.000%, 07/01/46	4.0
New Jersey Economic Development Authority, Series DDD, Revenue, 5.000%, 06/15/42	3.7
Central Texas Turnpike System, Series C, Revenue, 5.000%, 08/15/42	3.4
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A, Revenue, 5.000%, 12/01/44	3.2
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Revenue, 5.000%, 06/15/52	2.8
Grand Parkway Transportation Corp., Tela Supported, Series A, Revenue, 5.000%, 10/01/43	2.6
State of Connecticut Special Tax Revenue, Transportation Infrastructure, Revenue, 5.000%, 01/01/38	2.5
Miami Beach Health Facilities Authority Mt. Sinai Medical Center, Revenue, 5.000%, 11/15/39	2.5
Illinois State General Obligation, Series D, General Obligation, 5.000%, 11/01/26	2.5

Top Ten as a Group	32.3

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

16

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Principal Amount	Value
Municipal Bonds - 97.1%
California - 8.3%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	$2,500,000	$2,767,925
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/47	4,000,000	4,413,120
California Municipal Finance Authority, Senior Lien-LINXS APM Project 5.000%, 12/31/43	10,000,000	11,255,600
Total California		18,436,645
Colorado - 2.1%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	3,280,000	4,573,927
Connecticut - 2.5%
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,000,000	5,580,000
Florida - 14.3%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A 5.000%, 12/01/44	6,620,000	7,185,613
County of Miami-Dade FL Aviation Revenue, Series B 5.000%, 10/01/40	4,000,000	4,527,560
Martin County Health Facilities Authority, Martin Memorial Medical Center 5.500%, 11/15/42	4,430,000	4,799,728
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,561,910
Orange County Health Facilities Authority, Orlando Health Inc., Series A 5.000%, 10/01/39	4,040,000	4,494,985
Putnam County Development Authority, Seminole PJ, Series A 5.000%, 03/15/42	4,480,000	5,054,425
Total Florida		31,624,221
Illinois - 9.2%
Chicago O’Hare International Airport, Refunding General Senior Lien, Series B 5.000%, 01/01/41	2,000,000	2,208,740
Illinois State General Obligation 5.500%, 07/01/38	3,275,000	3,442,451
Illinois State General Obligation, Series D 5.000%, 11/01/26	5,215,000	5,558,147

	Principal Amount	Value
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A 5.000%, 06/15/42	$2,990,000	$3,090,464
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	5,910,000	6,084,640
Total Illinois		20,384,442
Kentucky - 1.2%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/33	2,295,000	2,592,180
Louisiana - 2.6%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation 5.000%, 05/15/47	3,385,000	3,683,794
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	2,000,000	2,211,060
Total Louisiana		5,894,854
Massachusetts - 3.5%
Massachusetts Development Finance Agency, UMass Boston Student Housing 5.000%, 10/01/41	2,250,000	2,454,413
Massachusetts Development Finance Agency, UMass Boston Student Housing 5.000%, 10/01/48	5,000,000	5,428,350
Total Massachusetts		7,882,763
Michigan - 2.0%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/41	4,000,000	4,434,840
Nebraska - 1.6%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	3,000,000	3,613,830
New Jersey - 13.0%
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	7,665,000	8,218,873
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A 5.125%, 06/15/43	4,450,000	4,621,281
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation 5.000%, 07/01/43	4,655,000	5,169,098
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes 5.000%, 06/15/27	1,715,000	1,893,411

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 13.0% (continued)
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/46	$2,500,000	$2,752,275
Tobacco Settlement Financing Corp. Series A 5.250%, 06/01/46	3,500,000	3,946,565
Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,000,000	2,153,760
Total New Jersey		28,755,263
New York - 7.3%
New York State Dormitory Authority, The New School Project, Series A 5.000%, 07/01/46	3,030,000	3,396,933
New York Transportation Development Corp., Delta Air Lines, Inc. - Laguardia 5.000%, 01/01/31	3,500,000	3,975,475
New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	8,135,000	8,785,149
Total New York		16,157,557
Oklahoma - 3.6%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B 5.250%, 08/15/48	2,500,000	2,815,450
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B 5.500%, 08/15/52	4,500,000	5,153,670
Total Oklahoma		7,969,120
Pennsylvania - 1.3%
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/33	2,500,000	2,838,600
Rhode Island - 2.4%
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/35	2,000,000	2,162,280
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/40	2,985,000	3,187,741
Total Rhode Island		5,350,021
Texas - 15.5%
Central Texas Regional Mobility Authority 5.000%, 01/01/40	3,050,000	3,353,505
Central Texas Regional Mobility Authority 5.000%, 01/01/46	3,750,000	4,107,637
Central Texas Turnpike System, Series C 5.000%, 08/15/42	6,915,000	7,481,408

	Principal Amount	Value
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A 5.500%, 04/01/53	$3,960,000	$4,436,903
Grand Parkway Transportation Corp., Tela Supported, Series A 5.000%, 10/01/43	5,000,000	5,775,300
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D 6.250%, 12/15/26	2,005,000	2,335,905
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/40	2,425,000	2,637,964
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/45	3,815,000	4,134,430
Total Texas		34,263,052
Virginia - 4.2%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A 5.000%, 07/15/47	3,010,000	3,202,911
Virginia Small Business Financing Authority, Transform 66 P3 Project 5.000%, 12/31/49	2,500,000	2,740,650
Virginia Small Business Financing Authority, Transform 66 P3 Project 5.000%, 12/31/52	3,000,000	3,281,580
Total Virginia		9,225,141
West Virginia - 2.5%
West Virginia Hospital Finance Authority, WV United Health System Obligation 5.500%, 06/01/44	5,000,000	5,521,050
Total Municipal Bonds (Cost $211,581,764)		215,097,506

	Shares
Short-Term Investments - 1.9%
Other Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85% [1]	4,132,312	4,132,312
Total Short-Term Investments (Cost $4,132,312)		4,132,312
Total Investments - 99.0% (Cost $215,714,076)		219,229,818
Other Assets, less Liabilities - 1.0%		2,204,809
Net Assets - 100.0%		$221,434,627

[1]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$215,097,506	—	$215,097,506
Short-Term Investments
Other Investment Companies	$4,132,312	—	—	4,132,312

Total Investments in Securities	$4,132,312	$215,097,506	—	$219,229,818

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Core Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	17.1
Industrials	16.8
Financials	16.0
Information Technology	14.2
Consumer Discretionary	13.5
Real Estate	5.9
Materials	4.9
Consumer Staples	3.9
Energy	2.9
Utilities	2.4
Short-Term Investments[1]	5.5
Other Assets Less Liabilities[2]	(3.1)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
ICU Medical, Inc.	3.1
Grand Canyon Education, Inc.	2.8
HubSpot, Inc.	2.1
LogMeIn, Inc.	2.1
Globus Medical, Inc., Class A	2.1
EPAM Systems, Inc.	2.1
Five Below, Inc.	2.0
Matador Resources Co.	1.9
Texas Roadhouse, Inc.	1.9
Performance Food Group Co.	1.8

Top Ten as a Group	21.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 13.5%
Chuy’s Holdings, Inc.*	99,088	$3,042,002
Five Below, Inc.*	116,356	11,369,145
Grand Canyon Education, Inc.*	142,951	15,954,761
Helen of Troy, Ltd.*	39,621	3,900,687
Hibbett Sports, Inc.*	102,466	2,346,471
Installed Building Products, Inc.*	115,918	6,555,163
Lithia Motors, Inc., Class A1	92,361	8,734,580
Oxford Industries, Inc.	67,765	5,623,140
Texas Roadhouse, Inc.	165,651	10,851,797
Tupperware Brands Corp.	70,801	2,919,833
Wolverine World Wide, Inc.	166,961	5,805,234
Total Consumer Discretionary		77,102,813
Consumer Staples - 3.9%
Central Garden & Pet Co.*,1	103,464	4,498,615
Central Garden & Pet Co., Class A*	71,302	2,885,592
Performance Food Group Co.*	283,552	10,406,358
WD-40 Co.	28,807	4,213,024
Total Consumer Staples		22,003,589
Energy - 2.9%
Dril-Quip, Inc.*	55,376	2,846,326
Forum Energy Technologies, Inc.*,1	193,260	2,386,761
Matador Resources Co.*,1	366,150	11,002,808
Total Energy		16,235,895
Financials - 16.0%
Ameris Bancorp.	165,761	8,843,349
AMERISAFE, Inc.	117,910	6,809,303
Cathay General Bancorp	179,529	7,269,129
Cohen & Steers, Inc.	131,658	5,491,455
Glacier Bancorp, Inc.	206,337	7,981,115
IBERIABANK Corp.	66,215	5,019,097
Meridian Bancorp, Inc.	204,061	3,907,768
Pacific Premier Bancorp, Inc.*	209,698	7,999,979
PRA Group, Inc.*,1	134,222	5,174,258
ProAssurance Corp.	69,440	2,461,648
Stifel Financial Corp.	128,948	6,737,533
Texas Capital Bancshares, Inc.*	101,653	9,301,250
United Bankshares, Inc. [1]	150,442	5,476,089
Webster Financial Corp.	134,322	8,556,311
Total Financials		91,028,284
Health Care - 17.1%
Amneal Pharmaceuticals, Inc.*,1	268,239	4,401,802

	Shares	Value
Cambrex Corp.*	107,753	$5,635,482
Cantel Medical Corp.	76,329	7,507,720
Catalent, Inc.*	248,127	10,394,040
Cotiviti Holdings, Inc.*	204,011	9,003,005
Diplomat Pharmacy, Inc.*,1	241,694	6,177,699
Globus Medical, Inc., Class A*	235,870	11,902,000
ICU Medical, Inc.*	59,412	17,446,334
Medidata Solutions, Inc.*	110,491	8,901,155
Syneos Health, Inc.*	197,480	9,261,812
Wright Medical Group, N.V. (Netherlands)*,1	268,734	6,976,335
Total Health Care		97,607,384
Industrials - 16.8%
AAR Corp.	128,633	5,980,148
Alamo Group, Inc.	56,475	5,103,081
Allegiant Travel Co.	36,389	5,056,251
Healthcare Services Group, Inc.[1]	184,447	7,966,266
Heartland Express, Inc.	277,974	5,156,418
ICF International, Inc.	97,702	6,941,727
John Bean Technologies Corp.	50,869	4,522,254
Mobile Mini, Inc.	114,782	5,383,276
Patrick Industries, Inc.*	107,112	6,089,317
Primoris Services Corp.	263,655	7,179,326
RBC Bearings, Inc.*	59,349	7,644,745
Ritchie Bros. Auctioneers, Inc. (Canada)	247,424	8,442,107
Sun Hydraulics Corp.	143,299	6,905,579
Universal Forest Products, Inc.	182,030	6,665,938
US Ecology, Inc.	102,598	6,535,493
Total Industrials		95,571,926
Information Technology - 14.2%
Blackbaud, Inc.	101,031	10,350,626
EPAM Systems, Inc.*	94,611	11,762,986
ExlService Holdings, Inc.*	105,153	5,952,711
HubSpot, Inc.*	97,483	12,224,368
LogMeIn, Inc.	117,025	12,082,831
MACOM Technology Solutions Holdings, Inc.*,1	154,060	3,549,542
Power Integrations, Inc.	88,469	6,462,660
Proofpoint, Inc.*	57,721	6,655,809
Rogers Corp.*	27,171	3,028,480
Silicon Laboratories, Inc.*	86,688	8,634,125
Total Information Technology		80,704,138
Materials - 4.9%
Balchem Corp.	67,575	6,631,810
Compass Minerals International, Inc.[1]	55,513	3,649,980

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.9% (continued)
KapStone Paper and Packaging Corp.	82,067	$2,831,311
PolyOne Corp.	223,317	9,651,761
Silgan Holdings, Inc.	198,453	5,324,494
Total Materials		28,089,356
Real Estate - 5.9%
Education Realty Trust, Inc., REIT	203,538	8,446,827
National Health Investors, Inc., REIT	75,157	5,537,568
Pebblebrook Hotel Trust, REIT [1]	173,387	6,727,416
QTS Realty Trust, Inc., Class A, REIT	154,617	6,107,371
STAG Industrial, Inc., REIT	259,592	7,068,690
Total Real Estate		33,887,872
Utilities - 2.4%
IDACORP, Inc.	70,236	6,478,569
NorthWestern Corp.	128,098	7,333,610
Total Utilities		13,812,179
Total Common Stocks (Cost $429,777,879)		556,043,436

	Principal Amount
Short-Term Investments - 5.5%
Joint Repurchase Agreements - 3.1%[2]
Deutsche Bank Securities, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $4,179,893 (collateralized by various U.S. Government Agency Obligations, 0.000% -7.250%, 07/27/18 - 09/06/44, totaling $4,262,738)	$4,179,155	4,179,155
NatWest Markets PLC, dated 06/29/18, due 07/02/18, 2.090% total to be received $878,880 (collateralized by various U.S. Treasuries, 2.500% - 6.625%, 05/15/20 -05/15/46, totaling $896,310)	878,727	878,727

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $17,158,974 or 3.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $4,179,893 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 - 05/20/68, totaling $4,262,738)	$4,179,155	$4,179,155
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $4,179,890 (collateralized by various U.S. Treasuries, 3.000% - 7.000%, 11/01/36 - 06/01/48, totaling $4,262,738)	4,179,155	4,179,155
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $4,179,956 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 07/15/19 - 02/15/48, totaling $4,262,769)	4,179,155	4,179,155
Total Joint Repurchase Agreements		17,595,347

	Shares
Other Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[3]	13,723,120	13,723,120
Total Short-Term Investments (Cost $31,318,467)		31,318,467
Total Investments - 103.1% (Cost $461,096,346)		587,361,903
Other Assets, less Liabilities - (3.1)%		(17,845,150)
Net Assets - 100.0%		$569,516,753

[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$556,043,436	—	—	$556,043,436
Short-Term Investments
Joint Repurchase Agreements	—	$17,595,347	—	17,595,347
Other Investment Companies	13,723,120	—	—	13,723,120

Total Investments in Securities	$569,766,556	$17,595,347	—	$587,361,903

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

23

AMG GW&K Small/Mid Cap Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	20.0
Industrials	16.6
Financials	14.5
Consumer Discretionary	12.8
Health Care	11.0
Real Estate	8.4
Materials	6.2
Energy	4.3
Utilities	2.0
Consumer Staples	1.4
Short-Term Investments[1]	5.0
Other Assets Less Liabilities[2]	(2.2)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
MarketAxess Holdings, Inc.	2.4
CoStar Group, Inc.	2.2
Gartner, Inc.	2.2
SVB Financial Group	2.2
Exponent, Inc.	2.2
RPM International, Inc.	2.2
ICU Medical, Inc.	2.1
Burlington Stores, Inc.	2.0
Zebra Technologies Corp., Class A	1.9
West Pharmaceutical Services, Inc.	1.8

Top Ten as a Group	21.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

24

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 12.8%
BJ’s Restaurants, Inc.	26,046	$1,562,760
Burlington Stores, Inc.*	17,050	2,566,536
Carter’s, Inc.	12,290	1,332,113
Cavco Industries, Inc.*	10,138	2,105,156
Dorman Products, Inc.*	20,472	1,398,442
Five Below, Inc.*	21,625	2,112,979
Lithia Motors, Inc., Class A	12,382	1,170,966
The Michaels Cos., Inc.*	49,812	954,896
Polaris Industries, Inc.	14,901	1,820,604
Pool Corp.	8,026	1,215,939
Tupperware Brands Corp.	12,548	517,480
Total Consumer Discretionary		16,757,871
Consumer Staples - 1.4%
PriceSmart, Inc.	20,280	1,835,340
Energy - 4.3%
Callon Petroleum Co.*,1	118,891	1,276,889
Dril-Quip, Inc.*	9,931	510,453
Matador Resources Co.*	49,240	1,479,662
Parsley Energy, Inc., Class A*	33,094	1,002,086
QEP Resources, Inc.*	50,340	617,169
Superior Energy Services, Inc.*	74,040	721,150
Total Energy		5,607,409
Financials - 14.5%
Artisan Partners Asset Management, Inc., Class A	21,672	653,411
BankUnited, Inc.	33,312	1,360,795
Glacier Bancorp, Inc.	31,745	1,227,897
James River Group Holdings, Ltd. (Bermuda)	33,112	1,300,970
MarketAxess Holdings, Inc.	16,057	3,177,038
Pinnacle Financial Partners, Inc.	17,873	1,096,509
ProAssurance Corp.	25,525	904,861
Signature Bank*	14,190	1,814,617
SVB Financial Group*	9,943	2,871,141
Texas Capital Bancshares, Inc.*	15,633	1,430,420
Webster Financial Corp.	26,636	1,696,713
Western Alliance Bancorp*	23,299	1,318,956
Total Financials		18,853,328
Health Care - 11.0%
Acadia Healthcare Co., Inc.*	27,427	1,122,039
Alkermes PLC (Ireland)*	22,534	927,499
Amneal Pharmaceuticals, Inc.*	41,326	678,160
Catalent, Inc.*	43,955	1,841,275

	Shares	Value
ICU Medical, Inc.*	9,193	$2,699,524
K2M Group Holdings, Inc.*	36,170	813,825
Premier, Inc., Class A*	46,328	1,685,413
STERIS PLC (United Kingdom)	21,750	2,283,967
West Pharmaceutical Services, Inc.	23,413	2,324,677
Total Health Care		14,376,379
Industrials - 16.6%
Exponent, Inc.	59,305	2,864,431
Gardner Denver Holdings, Inc.*	53,786	1,580,771
Graco, Inc.	30,844	1,394,766
Hexcel Corp.	21,620	1,435,136
Lincoln Electric Holdings, Inc.	15,626	1,371,338
The Middleby Corp.*,1	9,512	993,243
Nordson Corp.	12,164	1,561,979
RBC Bearings, Inc.*	16,398	2,112,226
Ritchie Bros. Auctioneers, Inc. (Canada)	44,496	1,518,203
Schneider National, Inc., Class B1	52,816	1,452,968
The Toro Co.	36,159	2,178,580
Wabtec Corp. [1]	22,145	2,183,054
WageWorks, Inc.*	21,345	1,067,250
Total Industrials		21,713,945
Information Technology - 20.0%
ANSYS, Inc.*	9,674	1,685,017
Blackbaud, Inc.	13,101	1,342,197
Booz Allen Hamilton Holding Corp.	47,496	2,077,000
Cognex Corp.	44,549	1,987,331
CoStar Group, Inc.*	7,132	2,942,877
Gartner, Inc.*	21,720	2,886,588
LogMeIn, Inc.	15,986	1,650,555
Power Integrations, Inc.	15,060	1,100,133
Rapid7, Inc.*	34,778	981,435
Silicon Laboratories, Inc.*	15,271	1,520,992
SS&C Technologies Holdings, Inc.	37,362	1,939,088
Tyler Technologies, Inc.*	9,089	2,018,667
The Ultimate Software Group, Inc.*	5,659	1,456,117
Zebra Technologies Corp., Class A*	17,628	2,525,211
Total Information Technology		26,113,208
Materials - 6.2%
AptarGroup, Inc.	10,391	970,312
Berry Global Group, Inc.*	30,185	1,386,699
Eagle Materials, Inc.	12,015	1,261,214
Quaker Chemical Corp.	10,487	1,624,122

The accompanying notes are an integral part of these financial statements.

25

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 6.2% (continued)
RPM International, Inc.	48,963	$2,855,522
Total Materials		8,097,869
Real Estate - 8.4%
American Campus Communities, Inc., REIT	49,656	2,129,249
CoreSite Realty Corp., REIT	12,891	1,428,580
Easterly Government Properties, Inc., REIT	82,101	1,622,316
Mid-America Apartment Communities, Inc., REIT	11,962	1,204,215
Physicians Realty Trust, REIT	84,541	1,347,583
Summit Hotel Properties, Inc., REIT	101,676	1,454,984
Sun Communities, Inc., REIT	18,268	1,788,072
Total Real Estate		10,974,999
Utilities - 2.0%
OGE Energy Corp.	36,418	1,282,278
Portland General Electric Co.	31,022	1,326,500
Total Utilities		2,608,778
Total Common Stocks (Cost $124,985,382)		126,939,126

	Principal Amount
Short-Term Investments - 5.0%
Joint Repurchase Agreements - 1.9%[2]
Jefferies LLC, dated 06/29/18, due 07/02/18, 2.000% total to be received $1,000,167 (collateralized by various U.S. Treasuries, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,000,177 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 - 05/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $455,867 (collateralized by various U.S. Government Agency Obligations, 3.000% -7.000%, 11/01/36 - 06/01/48, totaling $464,903)	455,787	455,787
Total Joint Repurchase Agreements		2,455,787

	Shares
Other Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[3]	4,046,636	4,046,636
Total Short-Term Investments (Cost $6,502,423)		6,502,423
Total Investments - 102.2% (Cost $131,487,805)		133,441,549
Other Assets, less Liabilities - (2.2)%		(2,924,494)
Net Assets - 100.0%		$130,517,055

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,386,809 or 1.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

26

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$126,939,126	—	—	$126,939,126
Short-Term Investments
Joint Repurchase Agreements	—	$2,455,787	—	2,455,787
Other Investment Companies	4,046,636	—	—	4,046,636

Total Investments in Securities	$130,985,762	$2,455,787	—	$133,441,549

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities (unaudited)

June 30, 2018

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Assets:
Investments at Value* (including securities on loan valued at $161,700, $0, $0, $17,158,974, and $2,386,809, respectively)	$41,841,119	$1,052,085,892	$219,229,818	$587,361,903	$133,441,549
Cash	—	—	293,500	—	—
Dividend, interest and other receivables	414,039	13,277,976	2,084,029	527,579	77,660
Receivable for Fund shares sold	23,882	2,590,737	65,166	329,636	156,589
Receivable from affiliate	11,078	57,416	15,232	—	4,423
Prepaid expenses and other assets	26,738	51,194	29,053	31,713	25,432
Total assets	42,316,856	1,068,063,215	221,716,798	588,250,831	133,705,653
Liabilities:
Payable upon return of securities loaned	167,207	—	—	17,595,347	2,455,787
Payable for investments purchased	50,728	162,303	—	325,506	612,561
Payable for delayed delivery investments purchased	—	11,617,800	—	—	—
Payable for Fund shares repurchased	108,646	1,090,703	101,764	286,212	—
Accrued expenses:
Investment advisory and management fees	10,368	180,529	81,307	334,800	69,815
Administrative fees	5,184	130,003	27,102	71,220	16,111
Distribution fees	5,675	4,887	784	5,378	21
Shareholder service fees	225	44,893	8,811	21,279	3,710
Professional fees	30,641	63,987	31,768	38,343	21,763
Custody fees	14,541	51,023	14,738	23,447	6,973
Trustee fees and expenses	431	10,897	2,205	5,559	1,557
Other	29,198	42,172	13,692	26,987	300
Total liabilities	422,844	13,399,197	282,171	18,734,078	3,188,598
Net Assets	$41,894,012	$1,054,664,018	$221,434,627	$569,516,753	$130,517,055
* Investments at cost	$43,103,484	$1,065,059,401	$215,714,076	$461,096,346	$131,487,805

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities (continued)

	AMG GW&K Enhanced Core Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Net Assets Represent:
Paid-in capital	$47,605,136	$1,069,804,965	$217,966,350	$396,214,843	$126,910,236
Undistributed net investment income	20,113	64,824	30,268	246,639	138,392
Accumulated net realized gain (loss) from investments	(4,468,872)	(2,232,262)	(77,733)	46,789,714	1,514,683
Net unrealized appreciation/depreciation of investments	(1,262,365)	(12,973,509)	3,515,742	126,265,557	1,953,744
Net Assets	$41,894,012	$1,054,664,018	$221,434,627	$569,516,753	$130,517,055
Class N:
Net Assets	$14,519,402	$20,490,909	$3,719,238	$25,400,744	$101,582
Shares outstanding	1,533,071	1,802,599	377,870	862,665	8,665
Net asset value, offering and redemption price per share	$9.47	$11.37	$9.84	$29.44	$11.72
Class I:
Net Assets	$5,817,514	$1,034,173,109	$217,607,368	$443,838,767	$46,054,005
Shares outstanding	612,097	90,500,152	22,117,294	14,852,287	3,926,695
Net asset value, offering and redemption price per share	$9.50	$11.43	$9.84	$29.88	$11.73
Class C:
Net assets per class	$3,184,139	—	—	—	—
Shares outstanding	336,409	—	—	—	—
Net asset value, offering and redemption price per share	$9.47	—	—	—	—
Class Z:
Net Assets	$18,372,957	—	$108,021	$100,277,242	$84,361,468
Shares outstanding	1,934,136	—	10,978	3,354,072	7,186,029
Net asset value, offering and redemption price per share	$9.50	—	$9.84	$29.90	$11.74

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations (unaudited)

For the six months ended June 30, 2018

	AMG		AMG	AMG
	GW&K Enhanced	AMG	GW&K Municipal	GW&K Small	AMG
	Core	GW&K Municipal	Enhanced	Cap	GW&K Small/Mid
	Bond Fund	Bond Fund	Yield Fund	Core Fund	Cap Fund
Investment Income:
Dividend income	$7,294	$123,572	$43,625	$2,828,701	$637,132
Interest income	680,405	11,362,163	4,054,209	1,067	—
Securities lending income	889	—	—	33,151	4,634
Foreign withholding tax	—	—	—	(11,650)	(2,267)
Total investment income	688,588	11,485,735	4,097,834	2,851,269	639,499
Expenses:
Investment advisory and management fees	65,814	1,100,910	495,709	1,911,704	368,831
Administrative fees	32,907	793,140	165,236	409,651	85,115
Distribution fees - Class N	19,041	32,855	6,026	31,445	108
Distribution fees - Class C	18,943	—	—	—	—
Shareholder servicing fees - Class N	—	14,907	3,616	16,437	—
Shareholder servicing fees - Class I	1,328	257,809	50,616	104,092	17,847
Registration fees	30,721	43,694	34,128	41,142	29,236
Professional fees	24,822	49,079	24,710	29,280	18,222
Custodian fees	10,125	39,678	11,424	17,096	7,673
Reports to shareholders	9,361	28,485	6,860	21,909	1,727
Transfer agent fees	2,001	12,471	2,379	10,103	667
Trustee fees and expenses	1,472	33,462	7,148	16,791	2,680
Miscellaneous	2,161	11,590	3,451	6,129	2,120
Total expenses before offsets	218,696	2,418,080	811,303	2,615,779	534,226
Expense reimbursements	(74,082)	(314,726)	(101,115)	(5,900)	(33,119)
Expense reductions	—	—	—	(5,249)	—
Fee waivers	—	(51,562)	—	—	—
Net expenses	144,614	2,051,792	710,188	2,604,630	501,107
Net investment income	543,974	9,433,943	3,387,646	246,639	138,392
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(140,458)	(2,542,909)	442,682	35,790,005	1,544,109
Net change in unrealized appreciation/depreciation on investments	(1,496,087)	(19,299,337)	(4,441,013)	(7,829,248)	163,435
Net realized and unrealized gain (loss)	(1,636,545)	(21,842,246)	(3,998,331)	27,960,757	1,707,544
Net increase (decrease) in net assets resulting from operations	$(1,092,571)	$(12,408,303)	$(610,685)	$28,207,396	$1,845,936

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG		AMG
	GW&K Enhanced		GW&K Municipal
	Core Bond Fund		Bond Fund
	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$543,974	$1,455,617	$9,433,943	$16,341,250
Net realized gain (loss) on investments	(140,458)	261,715	(2,542,909)	2,781,551
Net change in unrealized appreciation/depreciation on investments	(1,496,087)	1,012,966	(19,299,337)	27,347,353
Net increase (decrease) in net assets resulting from operations	(1,092,571)	2,730,298	(12,408,303)	46,470,154
Distributions to Shareholders:
From net investment income:
Class N	(177,890)	(365,057)	(184,433)	(424,272)
Class S2	—	—	—	(1,030,308)
Class I	(69,258)	(449,908)	(9,184,686)	(14,934,133)
Class C	(28,676)	(86,218)	—	—
Class Z	(248,037)	(563,837)	—	—
From net realized gain on investments:
Class N	—	—	—	(28,908)
Class I	—	—	—	(1,027,689)
Total distributions to shareholders	(523,861)	(1,465,020)	(9,369,119)	(17,445,310)
Capital Share Transactions:[3]
Net increase (decrease) from capital share transactions	(5,213,232)	(65,807,448)	1,529,733	122,965,822
Total increase (decrease) in net assets	(6,829,664)	(64,542,170)	(20,247,689)	151,990,666
Net Assets:
Beginning of period	48,723,676	113,265,846	1,074,911,707	922,921,041
End of period	$41,894,012	$48,723,676	$1,054,664,018	$1,074,911,707
End of period undistributed net investment income	$20,113	—	$64,824	—

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	Effective June 23, 2017, Class S shares were converted into Class I shares.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG		AMG		AMG
	GW&K Municipal		GW&K Small		GW&K Small/Mid
	Enhanced Yield Fund		Cap Core Fund		Cap Fund
	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$3,387,646	$6,945,956	$246,639	$1,044,956	$138,392	$36,766
Net realized gain on investments	442,682	1,907,278	35,790,005	39,398,970	1,544,109	416,050
Net change in unrealized appreciation/depreciation on investments	(4,441,013)	12,463,029	(7,829,248)	52,180,026	163,435	1,558,779
Net increase (decrease) in net assets resulting from operations	(610,685)	21,316,263	28,207,396	92,623,952	1,845,936	2,011,595
Distributions to Shareholders:
From net investment income:
Class N	(62,804)	(234,480)	—	—	—	—
Class S2	—	(193,559)	—	—	—	—
Class I	(3,292,926)	(6,539,305)	—	(817,532)	—	(26,217)
Class Z	(1,648)	(2,693)	—	(263,165)	—	(10,595)
From net realized gain on investments:
Class N	—	—	—	(1,290,786)	—	(144)
Class I	—	—	—	(20,845,694)	—	(294,502)
Class Z	—	—	—	(5,500,223)	—	(92,029)
Total distributions to shareholders	(3,357,378)	(6,970,037)	—	(28,717,400)	—	(423,487)
Capital Share Transactions:[3]
Net increase (decrease) from capital share transactions	(10,171,169)	5,434,557	4,964,415	51,017,083	97,414,946	27,436,973
Total increase (decrease) in net assets	(14,139,232)	19,780,783	33,171,811	114,923,635	99,260,882	29,025,081
Net Assets:
Beginning of period	235,573,859	215,793,076	536,344,942	421,421,307	31,256,173	2,231,092
End of period	$221,434,627	$235,573,859	$569,516,753	$536,344,942	$130,517,055	$31,256,173
End of period undistributed net investment income	$30,268	—	$246,639	—	$138,392	—

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	Effective June 23, 2017, Class S shares were converted into Class I shares.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

32

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$9.81	$9.67	$9.58	$10.22	$9.96	$11.24
Income (loss) from Investment Operations:
Net investment income[2,3]	0.11	0.21	0.22	0.29	0.29	0.24
Net realized and unrealized gain (loss) on investments	(0.34)	0.15	0.09	(0.64)	0.26	(0.21)
Total income (loss) from investment operations	(0.23)	0.36	0.31	(0.35)	0.55	0.03
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.22)	(0.22)	(0.29)	(0.29)	(0.26)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.11)	(0.22)	(0.22)	(0.29)	(0.29)	(1.31)
Net Asset Value, End of Period	$9.47	$9.81	$9.67	$9.58	$10.22	$9.96
Total Return[3]	(2.34)%[4,5]	3.76%[5]	3.26%	(3.51)%	5.58%[5]	0.29%[5]
Ratio of net expenses to average net assets	0.73%[6]	0.75%	0.84%	0.84%	0.84%	0.86%[7]
Ratio of gross expenses to average net assets[8]	1.07%[6]	1.04%	1.05%	1.07%	1.09%	1.08%[7]
Ratio of net investment income to average net assets[3]	2.41%[6]	2.19%	2.27%	2.87%	2.82%	2.14%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%
Net assets end of period (000’s) omitted	$14,519	$16,027	$16,115	$20,203	$27,444	$32,009

33

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[9]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$9.85	$9.70	$9.62	$10.26	$9.99	$11.28
Income (loss) from Investment Operations:
Net investment income[2,3]	0.12	0.23	0.24	0.30	0.31	0.26
Net realized and unrealized gain (loss) on investments	(0.35)	0.16	0.08	(0.63)	0.27	(0.22)
Total income (loss) from investment operations	(0.23)	0.39	0.32	(0.33)	0.58	0.04
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.24)	(0.24)	(0.31)	(0.31)	(0.28)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.12)	(0.24)	(0.24)	(0.31)	(0.31)	(1.33)
Net Asset Value, End of Period	$9.50	$9.85	$9.70	$9.62	$10.26	$9.99
Total Return[3,5]	(2.33)%[4]	4.03%	3.31%	(3.30)%	5.84%	0.41%
Ratio of net expenses to average net assets	0.53%[6]	0.61%	0.69%	0.67%	0.65%	0.69%[7]
Ratio of gross expenses to average net assets[8]	0.87%[6]	0.90%	0.90%	0.90%	0.90%	0.91%[7]
Ratio of net investment income to average net assets[3]	2.61%[6]	2.32%	2.39%	2.96%	3.00%	2.31%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%
Net assets end of period (000’s) omitted	$5,818	$6,864	$37,952	$7,463	$2,480	$1,563

34

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal year ended December 31,
Class C	(unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.81	$9.66	$9.57	$10.20	$9.94	$11.22
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.14	0.15	0.21	0.21	0.15
Net realized and unrealized gain (loss) on investments	(0.35)	0.16	0.08	(0.63)	0.26	(0.20)
Total income (loss) from investment operations	(0.27)	0.30	0.23	(0.42)	0.47	(0.05)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.15)	(0.14)	(0.21)	(0.21)	(0.18)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.07)	(0.15)	(0.14)	(0.21)	(0.21)	(1.23)
Net Asset Value, End of Period	$9.47	$9.81	$9.66	$9.57	$10.20	$9.94
Total Return[3]	(2.71)%[4,5]	3.08%[5]	2.40%[5]	(4.15)%	4.79%[5]	(0.50)%
Ratio of net expenses to average net assets	1.48%[6]	1.50%	1.59%	1.59%	1.59%	1.61%[7]
Ratio of gross expenses to average net assets[8]	1.82%[6]	1.79%	1.80%	1.82%	1.84%	1.83%[7]
Ratio of net investment income to average net assets[3]	1.66%[6]	1.43%	1.53%	2.12%	2.07%	1.38%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%
Net assets end of period (000’s) omitted	$3,184	$4,561	$7,842	$11,031	$15,927	$20,793

35

AMG GW&K Enhanced Core Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal year ended December 31,
Class Z	(unaudited)	2017[9]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$9.84	$9.70	$9.61	$10.25	$9.99	$11.28
Income (loss) from Investment Operations:
Net investment income[2,3]	0.13	0.24	0.25	0.31	0.31	0.27
Net realized and unrealized gain (loss) on investments	(0.35)	0.15	0.09	(0.63)	0.27	(0.22)
Total income (loss) from investment operations	(0.22)	0.39	0.34	(0.32)	0.58	0.05
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.25)	(0.25)	(0.32)	(0.32)	(0.29)
Net realized gain on investments	—	—	—	—	—	(1.05)
Total distributions to shareholders	(0.12)	(0.25)	(0.25)	(0.32)	(0.32)	(1.34)
Net Asset Value, End of Period	$9.50	$9.84	$9.70	$9.61	$10.25	$9.99
Total Return[3]	(2.21)%[4,5]	4.01%[5]	3.52%	(3.15)%[5]	5.85%[5]	0.46%[5]
Ratio of net expenses to average net assets	0.48%[6]	0.50%	0.59%	0.59%	0.59%	0.61%[7]
Ratio of gross expenses to average net assets[8]	0.82%[6]	0.79%	0.80%	0.82%	0.84%	0.83%[7]
Ratio of net investment income to average net assets[3]	2.66%[6]	2.43%	2.51%	3.10%	3.05%	2.39%[7]
Portfolio turnover	16%[4]	39%	88%	57%	22%	43%
Net assets end of period (000’s) omitted	$18,373	$21,271	$51,357	$47,402	$41,968	$59,182

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.021%, 0.016%, 0.021% and 0.020% of average net assets for the Class N, Class I, Class C and Class Z, respectively.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

36

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$11.60	$11.25	$11.70	$11.61	$11.02	$11.52
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.15	0.13	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.23)	0.36	(0.25)	0.24	0.63	(0.47)
Total income (loss) from investment operations	(0.15)	0.51	(0.12)	0.39	0.81	(0.29)
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.15)	(0.12)	(0.15)	(0.18)	(0.17)
Net realized gain on investments	—	(0.01)	(0.21)	(0.15)	(0.04)	(0.04)
Total distributions to shareholders	(0.08)	(0.16)	(0.33)	(0.30)	(0.22)	(0.21)
Net Asset Value, End of Period	$11.37	$11.60	$11.25	$11.70	$11.61	$11.02
Total Return[3]	(1.27)%[4,5]	4.58%[5]	(1.05)%[5]	3.36%[5]	7.39%[5]	(2.51)%
Ratio of net expenses to average net assets	0.70%[6]	0.71%	0.71%	0.82%	0.80%	0.81%[7]
Ratio of gross expenses to average net assets[8]	0.76%[6]	0.78%	0.95%	1.13%	1.12%	1.17%[7]
Ratio of net investment income to average net assets[3]	1.48%[6]	1.31%	1.08%	1.28%	1.55%	1.56%[7]
Portfolio turnover	16%[4]	27%	66%	78%	31%	28%
Net assets end of period (000’s) omitted	$20,491	$29,513	$31,406	$27,362	$23,572	$28,655

37

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[9]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$11.66	$11.31	$11.77	$11.67	$11.08	$11.58
Income (loss) from Investment Operations:
Net investment income[2,3]	0.10	0.19	0.17	0.21	0.23	0.23
Net realized and unrealized gain (loss) on investments	(0.23)	0.36	(0.25)	0.24	0.63	(0.47)
Total income (loss) from investment operations	(0.13)	0.55	(0.08)	0.45	0.86	(0.24)
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.19)	(0.17)	(0.20)	(0.23)	(0.22)
Net realized gain on investments	—	(0.01)	(0.21)	(0.15)	(0.04)	(0.04)
Total distributions to shareholders	(0.10)	(0.20)	(0.38)	(0.35)	(0.27)	(0.26)
Net Asset Value, End of Period	$11.43	$11.66	$11.31	$11.77	$11.67	$11.08
Total Return[3,5]	(1.10)%[4]	4.90%	(0.70)%	3.94%	7.80%	(2.02)%
Ratio of net expenses to average net assets	0.38%[6]	0.37%	0.34%	0.34%	0.34%	0.36%[7]
Ratio of gross expenses to average net assets[8]	0.45%[6]	0.45%	0.58%	0.65%	0.66%	0.72%[7]
Ratio of net investment income to average net assets[3]	1.79%[6]	1.64%	1.45%	1.76%	2.00%	2.01%[7]
Portfolio turnover	16%[4]	27%	66%	78%	31%	28%
Net assets end of period (000’s) omitted	$1,034,173	$1,045,399	$728,365	$655,760	$393,581	$204,711

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.021% and 0.020% of average net assets for the Class N and Class I, respectively.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

38

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.02	$9.40	$10.08	$10.16	$8.98	$10.24
Income (loss) from Investment Operations:
Net investment income[2,3]	0.13	0.26	0.25	0.30	0.34	0.35
Net realized and unrealized gain (loss) on investments	(0.18)	0.62	(0.23)	0.05	1.18	(1.18)
Total income (loss) from investment operations	(0.05)	0.88	0.02	0.35	1.52	(0.83)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.26)	(0.25)	(0.30)	(0.34)	(0.36)
Net realized gain on investments	—	—	(0.45)	(0.13)	—	(0.07)
Total distributions to shareholders	(0.13)	(0.26)	(0.70)	(0.43)	(0.34)	(0.43)
Net Asset Value, End of Period	$9.84	$10.02	$9.40	$10.08	$10.16	$8.98
Total Return[3]	(0.47)%[4,5]	9.51%	0.10%[5]	3.57%[5]	17.14%[5]	(8.27)%
Ratio of net expenses to average net assets	0.99%[6]	1.01%	1.14%	1.07%	1.00%	1.12%[7]
Ratio of gross expenses to average net assets[8]	1.08%[6]	1.11%	1.30%	1.25%	1.19%	1.30%[7]
Ratio of net investment income to average net assets[3]	2.73%[6]	2.67%	2.38%	2.98%	3.46%	3.58%[7]
Portfolio turnover	42%[4]	67%	172%	120%	83%	52%
Net assets end of period (000’s) omitted	$3,719	$8,828	$4,184	$5,500	$8,507	$8,030

39

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[9]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.01	$9.40	$10.07	$10.14	$8.97	$10.22
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.30	0.30	0.34	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.17)	0.61	(0.22)	0.07	1.17	(1.17)
Total income (loss) from investment operations	(0.02)	0.91	0.08	0.41	1.54	(0.78)
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.30)	(0.30)	(0.35)	(0.37)	(0.40)
Net realized gain on investments	—	—	(0.45)	(0.13)	—	(0.07)
Total distributions to shareholders	(0.15)	(0.30)	(0.75)	(0.48)	(0.37)	(0.47)
Net Asset Value, End of Period	$9.84	$10.01	$9.40	$10.07	$10.14	$8.97
Total Return[3,5]	(0.19)%[4]	9.79%	0.70%	4.15%	17.45%	(7.80)%
Ratio of net expenses to average net assets	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.66%[7]
Ratio of gross expenses to average net assets[8]	0.73%[6]	0.74%	0.80%	0.82%	0.83%	0.84%[7]
Ratio of net investment income to average net assets[3]	3.08%[6]	3.05%	2.89%	3.42%	3.83%	4.08%[7]
Portfolio turnover	42%[4]	67%	172%	120%	83%	52%
Net assets end of period (000’s) omitted	$217,607	$226,638	$195,193	$212,057	$226,284	$201,161

40

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal period ended December 31,
Class Z		2017[10]
Net Asset Value, Beginning of Period	$10.01	$9.49
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.25
Net realized and unrealized gain (loss) on investments	(0.17)	0.52
Total income (loss) from investment operations	(0.02)	0.77
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.25)
Total distributions to shareholders	(0.15)	(0.25)
Net Asset Value, End of Period	$9.84	$10.01
Total Return[3,5]	(0.17)%[4]	8.23%[4]
Ratio of net expenses to average net assets	0.59%[6]	0.59%[6]
Ratio of gross expenses to average net assets[8]	0.68%[6]	0.69%[6]
Ratio of net investment income to average net assets[3]	3.13%[6]	3.07%[6]
Portfolio turnover	42%[4]	67%
Net assets end of period (000’s) omitted	$108	$108

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.024% and 0.023% of average net assets for the Class N and Class I, respectively.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[10]	Commencement of operations was on February 27, 2017.

41

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$28.04	$24.57	$21.80	$23.39	$24.34	$17.72
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	(0.03)	(0.06)[4]	0.00 [5,6]	(0.06)[7]	(0.07)[8]	(0.07)[9]
Net realized and unrealized gain (loss) on investments	1.43	5.06	3.81	(0.64)	0.46	7.56
Total income (loss) from investment operations	1.40	5.00	3.81	(0.70)	0.39	7.49
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.53)	(1.04)	(0.89)	(1.34)	(0.87)
Total distributions to shareholders	—	(1.53)	(1.04)	(0.89)	(1.34)	(0.87)
Net Asset Value, End of Period	$29.44	$28.04	$24.57	$21.80	$23.39	$24.34
Total Return[3,10]	4.99%[11]	20.32%	17.44%	(3.02)%	1.53%	42.26%
Ratio of net expenses to average net assets[12]	1.28%[13]	1.32%	1.33%	1.35%	1.42%	1.37%[14]
Ratio of gross expenses to average net assets[15]	1.28%[13]	1.33%	1.42%	1.46%	1.53%	1.50%[14]
Ratio of net investment income (loss) to average net assets[3]	(0.24)%[13]	(0.21)%	0.01%	(0.24)%	(0.28)%	(0.32)%[14]
Portfolio turnover	12%[11]	23%	19%	16%	26%	19%
Net assets end of period (000’s) omitted	$25,401	$24,989	$35,760	$35,691	$37,995	$69,992

42

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[16]	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$28.42	$24.84	$22.04	$23.61	$24.49	$17.76
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01	0.07 [4]	0.10 [6]	0.04 [7]	0.07 [8]	0.02 [9]
Net realized and unrealized gain (loss) on investments	1.45	5.10	3.86	(0.65)	0.44	7.58
Total income (loss) from investment operations	1.46	5.17	3.96	(0.61)	0.51	7.60
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.10)	(0.05)	(0.04)	—
Net realized gain on investments	—	(1.53)	(1.06)	(0.91)	(1.35)	(0.87)
Total distributions to shareholders	—	(1.59)	(1.16)	(0.96)	(1.39)	(0.87)
Net Asset Value, End of Period	$29.88	$28.42	$24.84	$22.04	$23.61	$24.49
Total Return[3]	5.14%[10,11]	20.79%[10]	17.90%[10]	(2.63)%[10]	2.04%[10]	42.81%
Ratio of net expenses to average net assets[12]	0.95%[13]	0.95%	0.94%	0.95%	0.95%	0.97%[14]
Ratio of gross expenses to average net assets[15]	0.95%[13]	0.96%	1.03%	1.06%	1.07%	1.10%[14]
Ratio of net investment income to average net assets[3]	0.09%[13]	0.24%	0.43%	0.17%	0.30%	0.07%[14]
Portfolio turnover	12%[11]	23%	19%	16%	26%	19%
Net assets end of period (000’s) omitted	$443,839	$403,309	$367,972	$302,381	$291,301	$168,854

43

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal period ended December 31,
Class Z		2017[17]
Net Asset Value, Beginning of Period	$28.42	$26.13
Income from Investment Operations:
Net investment income[2,3]	0.02	0.14 [4]
Net realized and unrealized gain on investments	1.46	3.75
Total income from investment operations	1.48	3.89
Less Distributions to Shareholders from:
Net investment income	—	(0.07)
Net realized gain on investments	—	(1.53)
Total distributions to shareholders	—	(1.60)
Net Asset Value, End of Period	$29.90	$28.42
Total Return[3,10]	5.21%[11]	14.87%[11]
Ratio of net expenses to average net assets[12]	0.90%[13]	0.90%[13]
Ratio of gross expenses to average net assets[15]	0.90%[13]	0.91%[13]
Ratio of net investment income to average net assets[3]	0.14%[13]	0.56%[13]
Portfolio turnover	12%[11]	23%
Net assets end of period (000’s) omitted	$100,277	$108,047

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.
[5]	Less than $0.005 per share.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for Class N and Class I, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05) and $0.05 for the Class N, and Class l, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11) and $0.03 for Class N, and Class l shares, respectively.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.09) and $0.00 for the Class N, and Class l respectively.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]	Not annualized.
[12]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2018 and period ended December 31, 2017.
[13]	Annualized.
[14]	Includes non-routine extraordinary expenses amounting to 0.015% and 0.018% of average net assets for the Class N and Class I, respectively.
[15]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[16]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[17]	Commencement of operations was on February 27, 2017.

44

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal period ended December 31,
Class N		2017[1]
Net Asset Value, Beginning of Period	$11.15	$10.35
Income from Investment Operations:
Net investment income[2,3]	0.00 [4]	0.01 [5]
Net realized and unrealized gain on investments	0.57	0.94
Total income from investment operations	0.57	0.95
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.15)
Total distributions to shareholders	—	(0.15)
Net Asset Value, End of Period	$11.72	$11.15
Total Return[3,6]	5.11%[7]	9.17%[7]
Ratio of net expenses to average net assets[8]	1.10%[9]	1.10%[9]
Ratio of gross expenses to average net assets[10]	1.16%[9]	1.71%[9]
Ratio of net investment income to average net assets[3]	0.03%[9]	0.12%[9]
Portfolio turnover	39%[7]	38%
Net assets end of period (000’s) omitted	$102	$11

45

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class I		2017	2016[11]	2015[12]
Net Asset Value, Beginning of Period	$11.15	$9.80	$8.95	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.01	0.03 [5]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.57	1.48	0.89	(1.03)
Total income (loss) from investment operations	0.58	1.51	0.86	(1.05)
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	(0.01)	—
Net realized gain on investments	—	(0.15)	—	—
Total distributions to shareholders	—	(0.16)	(0.01)	—
Net Asset Value, End of Period	$11.73	$11.15	$9.80	$8.95
Total Return[3]	5.20%[6,7]	15.44%[6]	9.55%	(10.50)%[6,7]
Ratio of net expenses to average net assets[8]	0.95%[9]	0.94%	0.95%	0.95%[9]
Ratio of gross expenses to average net assets[10]	1.01%[9]	1.62%	4.60%	11.39%[9]
Ratio of net investment income (loss) to average net assets[3]	0.18%[9]	0.26%	(0.38)%	(0.39)%[9]
Portfolio turnover	39%[7]	38%	48%	41%[7]
Net assets end of period (000’s) omitted	$46,054	$24,266	$2	$1

46

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018 (unaudited)	For the fiscal period ended December 31,
Class Z		2017[1]
Net Asset Value, Beginning of Period	$11.15	$10.35
Income from Investment Operations:
Net investment income[2,3]	0.02	0.03 [5]
Net realized and unrealized gain on investments	0.57	0.94
Total income from investment operations	0.59	0.97
Less Distributions to Shareholders from:
Net investment income	—	(0.02)
Net realized gain on investments	—	(0.15)
Total distributions to shareholders	—	(0.17)
Net Asset Value, End of Period	$11.74	$11.15
Total Return[3,6]	5.29%[7]	9.34%[7]
Ratio of net expenses to average net assets[8]	0.85%[9]	0.85%[9]
Ratio of gross expenses to average net assets[10]	0.91%[9]	1.46%[9]
Ratio of net investment income to average net assets[3]	0.28%[9]	0.37%[9]
Portfolio turnover	39%[7]	38%
Net assets end of period (000’s) omitted	$84,361	$6,980

[1]	Commencement of operations was on February 27, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $0.005 per share.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2017.
[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Effective October 1, 2016, Institutional Class was renamed Class I.
[12]	Commencement of operations was on June 30, 2015.

47

Notes to Financial Statements (unaudited)

June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”) and AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”) and AMG Funds II: AMG GW&K Enhanced Core Bond Fund (“Enhanced Core Bond”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, effective February 27, 2017, were renamed. Enhanced Core Bond Class I shares were renamed Class Z and Class S shares were renamed Class I; Municipal Enhanced Yield and Small Cap Core added Class Z shares and Small/Mid Cap added Class N and Class Z shares. Effective June 23, 2017, Municipal Bond, Municipal Enhanced Yield and Small Cap Core Class S shares were converted to Class I shares. Additionally, Enhanced Core Bond offers Class C shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective February 27, 2017, the Small/Mid Cap Principal Investment Strategies changed from a small cap growth investment strategy to one that primarily invests in common stock and preferred stock of U.S. small- and mid-capitalization companies with either growth- or value- oriented characteristics.

Class C shares of Enhanced Core Bond were closed to all new investors and will no longer be available for purchase by existing shareholders. Shareholders who redeem Class C shares of the Fund will not be subject to the deferred sales charges because they have been closed for longer than one year as described in the prospectus. Small Cap Core was closed to new investors. Please refer to Enhanced Core Bond’s and Small Cap Core’s current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report

48

Notes to Financial Statements (continued)

showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2018, the amount of broker recapture was $5,249, which reduced the Fund’s expense ratio by less than 0.005%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to current year redesignation of dividends paid by the fund. Temporary differences are primarily due to differences between book and tax treatment of losses for excise tax purposes and wash sales.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Enhanced Core Bond	$43,103,484	$54,874	$(1,317,239)	$(1,262,365)
Municipal Bond	1,065,059,401	3,938,309	(16,911,818)	(12,973,509)
Municipal Enhanced	215,714,076	4,741,101	(1,225,359)	3,515,742
Small Cap Core	461,096,346	150,971,456	(24,705,899)	126,265,557
Small/Mid Cap	131,487,805	8,438,105	(6,484,361)	1,953,744

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986,

49

Notes to Financial Statements (continued)

as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Enhanced Core Bond	$1,599,857	$2,728,373
Municipal Enhanced	273,380	—

As of December 31, 2017, Municipal Bond, Small Cap Core and Small/Mid Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ending December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Funds were as follows:

		Enhanced Core Bond				Municipal Bond
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	295,309	$2,823,410	545,254	$5,338,004	1,118,672	$12,872,571	1,383,931	$15,924,408
Reinvestment of distributions	13,376	127,757	25,331	247,785	16,081	182,549	37,952	438,882
Cost of shares repurchased	(408,752)	(3,901,941)	(604,413)	(5,915,824)	(1,876,931)	(21,482,564)	(1,667,771)	(19,328,676)

Net decrease	(100,067)	$(950,774)	(33,828)	$(330,035)	(742,178)	$(8,427,444)	(245,888)	$(2,965,386)

Class S:
Proceeds from sale of shares	—	—	—	—	—	—	3,078,878	$35,271,698
Reinvestment of distributions	—	—	—	—	—	—	53,728	615,132
Cost of shares repurchased	—	—	—	—	—	—	(3,952,625)	(45,334,584)
Share Conversion	—	—	—	—	—	—	(13,649,760)	(160,111,684)

Net decrease	—	—	—	—	—	—	(14,469,779)	$(169,559,438)

Class I:
Proceeds from sale of shares	257,321	$2,486,142	499,155	$4,874,509	19,403,090	$222,055,112	34,230,051	$396,585,461
Reinvestment of distributions	5,229	50,065	44,098	430,918	601,306	6,864,720	1,264,901	14,708,302
Cost of shares repurchased	(347,304)	(3,389,705)	(3,757,375)	(36,918,527)	(19,173,579)	(218,962,655)	(23,820,377)	(275,914,801)
Share Conversion	—	—	—	—	—	—	13,603,372	160,111,684

Net increase (decrease)	(84,754)	$(853,498)	(3,214,122)	$(31,613,100)	830,817	$9,957,177	25,277,947	$295,490,646

50

Notes to Financial Statements (continued)

		Enhanced Core Bond				Municipal Bond
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class C:
Proceeds from sale of shares	338	$3,240	1,278	$12,466	—	—	—	—
Reinvestment of distributions	2,476	23,632	6,466	63,151	—	—	—	—
Cost of shares repurchased	(131,439)	(1,254,032)	(354,502)	(3,456,425)	—	—	—	—

Net decrease	(128,625)	$(1,227,160)	(346,758)	$(3,380,808)	—	—	—	—

Class Z:
Proceeds from sale of shares	71,027	$684,512	420,620	$4,105,961	—	—	—	—
Reinvestment of distributions	16,716	160,305	55,590	545,034	—	—	—	—
Cost of shares repurchased	(314,526)	(3,026,617)	(3,611,083)	(35,134,500)	—	—	—	—

Net decrease	(226,783)	$(2,181,800)	(3,134,873)	$(30,483,505)	—	—	—	—

		Municipal Enhanced				Small Cap Core
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	51,143	$507,035	854,262	$8,245,287	67,632	$1,929,922	164,219	$4,353,577
Reinvestment of distributions	6,363	62,362	24,014	234,148	—	—	43,445	1,224,282
Cost of shares repurchased	(560,986)	(5,492,909)	(441,848)	(4,333,836)	(96,024)	(2,749,193)	(771,984)	(20,688,735)

Net increase (decrease)	(503,480)	$(4,923,512)	436,428	$4,145,599	(28,392)	$(819,271)	(564,320)	$(15,110,876)

Class S:
Proceeds from sale of shares	—	—	319,509	$3,059,584	—	—	14,465	$373,459
Reinvestment of distributions	—	—	20,245	193,539	—	—	—	—
Cost of shares repurchased	—	—	(891,675)	(8,586,630)	—	—	(67,690)	(1,761,714)
Share Conversion	—	—	(1,192,488)	(11,722,161)	—	—	(660,652)	(17,976,373)

Net decrease	—	—	(1,744,409)	$(17,055,668)	—	—	(713,877)	$(19,364,628)

Class I:
Proceeds from sale of shares	1,759,259	$17,261,593	5,135,104	$49,798,634	1,602,358	$46,546,230	4,400,525	$118,884,418
Reinvestment of distributions	164,446	1,609,434	334,730	3,259,308	—	—	708,864	20,238,054
Cost of shares repurchased	(2,452,391)	(24,120,332)	(4,794,481)	(46,538,170)	(943,435)	(27,453,876)	(6,389,413)	(183,987,173)
Share Conversion	—	—	1,194,920	11,722,161	—	—	658,716	17,976,373

Net increase (decrease)	(528,686)	$(5,249,305)	1,870,273	$18,241,933	658,923	$19,092,354	(621,308)	$(26,888,328)

Class Z:[1]
Proceeds from sale of shares	—	—	10,535	$100,000	71,955	$2,075,340	4,253,757	$125,555,645
Reinvestment of distributions	168	$1,648	275	2,693	—	—	201,870	5,763,389
Cost of shares repurchased	—	—	—	—	(519,494)	(15,384,008)	(654,016)	(18,938,119)

Net increase (decrease)	168	$1,648	10,810	$102,693	(447,539)	$(13,308,668)	3,801,611	$112,380,915

51

Notes to Financial Statements (continued)

		Small/Mid Cap
	June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Class N:[1]
Proceeds from sale of shares	7,686	$90,000	966	$10,000
Reinvestment of distributions	—	—	13	144

Net increase	7,686	$90,000	979	$10,144

Class I:
Proceeds from sale of shares	1,833,750	$20,929,168	1,961,796	$20,991,750
Reinvestment of distributions	—	—	28,697	320,262
Cost of shares repurchased	(83,624)	(959,212)	(41,659)	(452,348)

Net increase	1,750,126	$19,969,956	1,948,834	$20,859,664

Class Z:[1]
Proceeds from sale of shares	8,481,867	$98,918,636	618,470	$6,484,063
Reinvestment of distributions	—	—	9,195	102,624
Cost of shares repurchased	(1,921,638)	(21,563,646)	(1,865)	(19,522)

Net increase	6,560,229	$77,354,990	625,800	$6,567,165

[1]	Commencement of operations was on February 27, 2017.

At June 30, 2018, certain unaffiliated shareholders of record, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small/Mid Cap - one owns 62%. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding for Enhanced Core, Small Cap Core and Small/Mid Cap were $167,207, $17,595,347 and $2,455,787, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30,

52

Notes to Financial Statements (continued)

2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Enhanced Core Bond*	0.30%
Municipal Bond
on first $25 million	0.35%
on next $25 million	0.30%
on next $50 million	0.25%
on balance over $100 million	0.20%
Municipal Enhanced*	0.45%
Small Cap Core*	0.70%
Small/Mid Cap*	0.65%

*Prior to February 27, 2017, the annual rate for the investment management fees were 0.45%, 0.50%, 0.75% and 0.75% of the average daily net assets for Enhanced Core Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Enhanced Core Bond, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap to 0.48%, 0.34%, 0.59%, 0.90% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. Prior to February 27, 2017, the expense cap was 0.59%, 0.64%, 0.95% and 0.95% of the average daily net assets for Enhanced Core Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap, respectively. There was no change to the expense cap for Municipal Bond.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Enhanced Core Bond	Municipal Bond
Less than 1 year	$209,871	$2,563,791
Within 2 years	257,711	1,265,508
Within 3 years	154,337	695,243

Total Amount Subject to Recoupment	$621,919	$4,524,542

Expiration Period	Municipal Enhanced	Small Cap Core
Less than 1 year	$211,246	$411,452
Within 2 years	235,140	144,121
Within 3 years	220,699	39,836

Total Amount Subject to Recoupment	$667,085	$595,409

Expiration Period	Small/Mid Cap
Less than 1 year	$74,870
Within 2 years	62,899
Within 3 years	87,127

Total Amount Subject to Recoupment	$224,896

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund and Class C shares of Enhanced Core Bond, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and Enhanced Core Bond Class C shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to the Class N shares and Enhanced Core Bond Class C shares, respectively. The portion of payments made under the plan by Class N shares of each Fund and Class C shares of Enhanced Core Bond for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For Enhanced Core Bond’s Class I shares and for each of the Class N and Class I shares of Municipal Bond, Municipal Enhanced and Small Cap Core, the Board has approved reimbursement payments to the Investment Manager for shareholder

53

Notes to Financial Statements (continued)

servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. The Investment Manager has voluntarily agreed, through at least May 1, 2019, to waive 0.01% of the shareholder servicing fees authorized to be paid by Class I shares of Municipal Bond.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Enhanced Core Bond
Class I	0.10%	0.05%
Municipal Bond
Class N	0.15%	0.11%
Class I*	0.05%	0.05%
Municipal Enhanced
Class N**	0.15%	0.15%
Class I*	0.05%	0.05%
Small Cap Core
Class N**	0.15%	0.13%
Class I*	0.05%	0.05%
Small/Mid Cap
Class N	0.15%	—
Class I*	0.10%	0.10%

*	Prior to February 27, 2017, Class I shares did not incur shareholder servicing fees.
**	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, Municipal Enhanced lent a maximum of $2,900,150 for 1 days earning interest of $209, and Small Cap Core lent a maximum of $3,763,830 for 4 days earning interest in the amount of $1,067. The interest income amount is included in the Statement of Operations as interest income. Small/Mid Cap borrowed a maximum of $5,032,190 for 3 days paying interest of $833. The interest expense amount is included in the Statement of Operations as miscellaneous expense. For the year ended June 30, 2018, Enchanced Core Bond and Municipal Bond neither lent to nor borrowed from other Funds in the AMG Funds family. At June 30, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Enhanced Core Bond	$5,652,759	$7,949,061
Municipal Bond	186,090,113	171,395,587
Municipal Enhanced	90,687,793	99,920,766
Small Cap Core	65,312,172	67,198,814
Small/Mid Cap	138,416,178	41,930,160

	U.S. Government Obligations
Fund	Purchases	Sales
Enhanced Core Bond	$1,067,070	$2,714,117

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018, were as follows:

54

Notes to Financial Statements (continued)

Fund	Securities Loaned	Cash Collateral Received
Enhanced Core Bond	$161,700	$167,207
Small Cap Core	17,158,974	17,595,347
Small/Mid Cap	2,386,809	2,455,787

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the

Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Enhanced Core Bond
Cantor Fitzgerald Securities, Inc.	$167,207	$167,207	—	—

Small Cap Core
Deutsche Bank Securities, Inc.	$4,179,155	$4,179,155	—	—
NatWest Markets PLC	878,727	878,727	—	—
Nomura Securities International, Inc.	4,179,155	4,179,155	—	—
RBC Dominion Securities, Inc.	4,179,155	4,179,155	—	—
State of Wisconsin Investment Board	4,179,155	4,179,155	—	—

Totals	$17,595,347	$17,595,347	—	—

Small/Mid Cap
Jefferies LLC	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—
RBC Dominion Securities, Inc.	455,787	455,787	—	—

Totals	$2,455,787	$2,455,787	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

55

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and each Trust for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1, Amendment No. 2 dated July 1, 2015, and Amendment No. 3 dated October 1, 2016, to the Investment Management Agreement with AMG Funds II and separately each of Amendment No. 1 dated July 1, 2015, and Amendment No. 2 dated October 1, 2016, to the Investment Management Agreement with AMG Funds (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June

27-28, 2018, regarding the nature, extent and quality of services provided by the

Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Funds, including the information set forth in

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Annual Renewal of Investment Management and Subadvisory Agreements (continued)

each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees noted that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and in the top quintile relative to its Peer Group for the 3-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year period ended March 31, 2018 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2018 was above and below, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 2500® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees also took into account the Fund’s relatively short performance history and the fact that the Fund made changes to its principal investment strategy in 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees noted that the Fund’s longer-term performance results compare favorably to the Fund Benchmark and that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2018 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2018 was below, above, above and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to its Peer Group, recently, and the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top quartile relative to its Peer Group since inception. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above, below, below and above, respectively, the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and the Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made

57

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadviser from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to

0.48%. The Trustees noted that the Investment Manager reduced the Fund’s expense limitation in 2017. The Trustees also took into account management’s discussion of the Fund’s expenses

58

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under each Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

59

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	61

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063018 SAR019

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG Renaissance Large Cap Growth Fund

Class N: MRLTX        |        Class I: MRLSX        |        Class Z: MRLIX

AMG Renaissance International Equity Fund

Class N: RIEIX        |        Class I: RIESX        |        Class Z: RIELX

amgfunds.com	063018 SAR024

AMG Funds

Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Renaissance Large Cap Growth Fund	4

AMG Renaissance International Equity Fund	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	13
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14
Detail of changes in assets for the past two fiscal periods

Financial Highlights	15
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	21
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	27

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund
Based on Actual Fund Return
Class N	1.00%	$1,000	$994	$4.96
Class I	0.76%	$1,000	$995	$3.75
Class Z	0.66%	$1,000	$996	$3.27

Based on Hypothetical 5% Annual Return
Class N	1.00%	$1,000	$1,020	$5.02
Class I	0.76%	$1,000	$1,021	$3.80
Class Z	0.66%	$1,000	$1,022	$3.31
AMG Renaissance International Equity Fund
Based on Actual Fund Return
Class N	1.25%	$1,000	$950	$6.04
Class I	0.95%	$1,000	$952	$4.60
Class Z	0.85%	$1,000	$952	$4.11

Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$6.26
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Renaissance Large Cap Growth Fund2, [3,4]
Class N	(0.57%)	10.87%	12.94%	13.45%	06/03/09
Class I	(0.49%)	11.15%	13.32%	13.79%	06/03/09
Class Z	(0.36%)	11.31%	13.48%	13.98%	06/03/09

Russell 1000® Growth Index[5]	7.25%	22.51%	16.36%	16.54%	06/03/09	†
AMG Renaissance International Equity Fund2, [3,6,7,8,9]
Class N	(5.00%)	2.31%	—	1.37%	06/16/14
Class I	(4.83%)	2.59%	—	1.72%	06/16/14
Class Z	(4.83%)	2.76%	—	1.83%	06/16/14

MSCI ACWI ex-USA[10]	(3.77%)	7.28%	5.99%	2.54%	06/16/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks given periods.

[4]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[5]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[6]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[7]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[8]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[9]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[10]

The MSCI All Country World ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World ex-USA Index consists of 22 developed and 24 emerging market country indices. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI All Country World ex-USA Index is unmanaged, is not available for investment and does not incur expenses. All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 1000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Information Technology	41.2
Health Care	18.6
Consumer Discretionary	15.1
Financials	13.1
Industrials	13.0
Materials	3.5
Other Assets Less Liabilities	(4.5)

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Texas Instruments, Inc.	2.0
Activision Blizzard, Inc.	2.0
Citrix Systems, Inc.	2.0
Total System Services, Inc.	2.0
S&P Global, Inc.	2.0
Synchrony Financial	1.9
NetApp, Inc.	1.9
American Express Co.	1.9
The Home Depot, Inc.	1.9
Oracle Corp.	1.9

Top Ten as a Group	19.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks—104.5%
Consumer Discretionary—15.1%
Carnival Corp.	40,418	$2,316,356
Comcast Corp., Class A	72,579	2,381,317
Dick’s Sporting Goods, Inc.	69,018	2,432,883
Dollar General Corp.	25,307	2,495,270
The Home Depot, Inc.	12,960	2,528,496
O’Reilly Automotive, Inc.*	8,934	2,444,074
Ross Stores, Inc.	29,532	2,502,837
The Walt Disney Co.	23,990	2,514,392
Total Consumer Discretionary		19,615,625
Financials—13.1%
American Express Co.	25,869	2,535,162
Ameriprise Financial, Inc.	16,800	2,349,984
The Charles Schwab Corp.	45,833	2,342,066
The Progressive Corp.	41,427	2,450,407
Prudential Financial, Inc.	24,406	2,282,205
S&P Global, Inc.	12,525	2,553,722
Synchrony Financial	76,214	2,544,024
Total Financials		17,057,570
Health Care—18.6%
AbbVie, Inc.	23,699	2,195,712
Aetna, Inc.	13,254	2,432,109
Anthem, Inc.	10,327	2,458,136
Biogen, Inc.*	8,470	2,458,333
Celgene Corp.*	31,662	2,514,596
Cigna Corp.	14,258	2,423,147
Gilead Sciences, Inc.	34,080	2,414,227
UnitedHealth Group, Inc.	9,987	2,450,211
Varian Medical Systems, Inc.*	21,469	2,441,455
Zoetis, Inc.	28,958	2,466,932
Total Health Care		24,254,858
Industrials—13.0%
The Boeing Co.	6,980	2,341,860
Illinois Tool Works, Inc.	17,479	2,421,541
Lockheed Martin Corp.	8,189	2,419,276
Masco Corp.	64,848	2,426,612
Rockwell Automation, Inc.	14,506	2,411,332

	Shares	Value
Southwest Airlines Co.	48,221	$2,453,485
Union Pacific Corp.	17,388	2,463,532
Total Industrials		16,937,638
Information Technology—41.2%
Activision Blizzard, Inc.	33,568	2,561,910
Adobe Systems, Inc.*	10,190	2,484,424
Alphabet, Inc., Class A*	2,172	2,452,601
Apple, Inc.	13,402	2,480,844
Applied Materials, Inc.	48,112	2,222,293
CDW Corp.	30,040	2,426,932
Cisco Systems, Inc.	57,044	2,454,603
Citrix Systems, Inc.*	24,399	2,557,991
eBay, Inc.*	66,735	2,419,811
Facebook, Inc., Class A*	12,738	2,475,248
Fidelity National Information Services, Inc.	23,020	2,440,811
International Business Machines Corp.	17,521	2,447,684
Lam Research Corp.	12,707	2,196,405
Mastercard, Inc., Class A	12,451	2,446,870
Microsoft Corp.	25,517	2,516,231
NetApp, Inc.	32,348	2,540,288
Oracle Corp.	57,264	2,523,052
Texas Instruments, Inc.	23,275	2,566,069
Total System Services, Inc.	30,260	2,557,575
Visa, Inc., Class A	18,480	2,447,676
Western Digital Corp.	26,987	2,089,064
Xilinx, Inc.	36,501	2,382,055
Total Information Technology		53,690,437
Materials—3.5%
Berry Global Group, Inc.*	49,847	2,289,971
Crown Holdings, Inc.*	51,465	2,303,575
Total Materials		4,593,546
Total Common Stocks (Cost $126,884,141)		136,149,674
Total Investments—104.5% (Cost $126,884,141)		136,149,674
Other Assets, less Liabilities—(4.5)%		(5,816,717)
Net Assets—100.0%		$130,332,957

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$136,149,674	—	—	$136,149,674

Total Investments in Securities	$136,149,674	—	—	$136,149,674

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

6

AMG Renaissance International Equity Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets
Industrials	18.9
Financials	18.2
Consumer Discretionary	14.5
Information Technology	14.0
Materials	11.9
Energy	5.7
Health Care	5.6
Telecommunication Services	5.4
Consumer Staples	3.3
Short-Term Investments[1]	5.1
Other Assets Less Liabilities[2]	(2.6)

[1]	Includes reinvestment of cash collateral into joined repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
CNOOC, Ltd. (China)	2.1
Jazz Pharmaceuticals PLC (Ireland)	2.0
Ferguson PLC (Switzerland)	2.0
ACS Actividades de Construccion y Servicios, S.A. (Spain)	2.0
Sony Corp. (Japan)	2.0
Ryanair Holdings PLC, Sponsored ADR (Ireland)	1.9
Canadian National Railway Co. (Canada)	1.9
Baidu, Inc., Sponsored ADR (China)	1.9
LUKOIL PJSC, Sponsored ADR (Russia)	1.9
Seven & i Holdings Co., Ltd. (Japan)	1.9

Top Ten as a Group	19.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks—97.4%
Consumer Discretionary—14.5%
Bridgestone Corp., ADR (Japan)	2,465	$48,105
Carnival PLC, ADR (United States)	877	50,559
Magna International, Inc. (Canada)	817	47,492
Pandora A/S, Sponsored ADR (Denmark)	1,906	33,279
Persimmon PLC, ADR (United Kingdom)	767	51,282
Renault, S.A., ADR (France)	2,765	46,908
Sony Corp. (Japan)	1,129	57,821
The Stars Group, Inc. (Canada)*	1,474	53,459
Valeo, S.A., Sponsored ADR (France)	1,491	40,652
Total Consumer Discretionary		429,557
Consumer Staples—3.3%
Seven & i Holdings Co., Ltd. (Japan)	1,266	55,218
WH Group, Ltd., Sponsored ADR (Hong Kong)[1]	2,546	41,525
Total Consumer Staples		96,743
Energy—5.7%
CNOOC, Ltd. (China)	36,853	63,149
LUKOIL PJSC, Sponsored ADR (Russia)	806	55,558
Royal Dutch Shell PLC, Class B (Netherlands)[1]	707	51,363
Total Energy		170,070
Financials—18.2%
Allianz SE, Sponsored ADR (Germany)	2,312	47,350
AXA S.A. (France)	1,888	46,131
Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santand, ADR (Mexico)	7,531	50,382
China Construction Bank Corp., Class H (China)	54,594	49,956
Credicorp, Ltd. (Peru)	230	51,778
DBS Group Holdings, Ltd., Sponsored ADR
(Singapore)	595	46,752
Kasikornbank PCL, ADR (Thailand)	1,913	46,189
Manulife Financial Corp. (Canada)	2,697	48,465
ORIX Corp., Sponsored ADR (Japan)	651	51,436
SCOR SE, Sponsored ADR (France)	13,968	50,983
United Overseas Bank Ltd. (Singapore)	2,440	47,821
Total Financials		537,243
Health Care—5.6%
ICON PLC (Ireland)*	400	53,012
Jazz Pharmaceuticals PLC (Ireland)*	350	60,305
Sanofi (France)	648	52,008
Total Health Care		165,325

	Shares	Value
Industrials—18.8%
ACS Actividades de Construccion y Servicios, S.A. (Spain)	1,437	$57,977
AerCap Holdings, N.V. (Ireland)*	953	51,605
Beijing Capital International Airport Co., Ltd., Class H (China)	34,865	36,623
Canadian National Railway Co. (Canada)	685	55,999
China Eastern Airlines Corp., Ltd., ADR (China)	1,369	46,751
Ferguson PLC (Switzerland)	725	58,637
Mitsubishi Electric Corp., ADR (Japan)	1,558	41,014
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	498	56,887
Safran S.A. (France)	446	54,013
Schneider Electric SE (France)	621	51,647
SMC Corp., Sponsored ADR (Japan)[1]	2,345	42,843
Total Industrials		553,996
Information Technology—14.0%
ASE Technology Holding Co., Ltd., ADR (Taiwan)	10,847	49,896
Baidu, Inc., Sponsored ADR (China)*	230	55,890
Capgemini SE, ADR (France)[1]	1,993	53,404
Check Point Software Technologies, Ltd. (Israel)*	564	55,091
Infineon Technologies AG, ADR (Germany)	1,836	46,947
NXP Semiconductors, N.V. (Netherlands)*	491	53,652
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,344	49,137
YY, Inc., ADR (China)*	484	48,627
Total Information Technology		412,644
Materials—11.9%
Arkema, S.A., Sponsored ADR (France)	410	48,073
CRH PLC, Sponsored ADR (Ireland)[1]	1,545	54,616
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR (China)	715	42,886
Solvay, S.A. (Belgium)	402	50,627
Stora Enso OYJ, Class R (Finland)	2,712	52,835
Teck Resources, Ltd., Class B (Canada)	2,167	55,203
Toray Industries, Inc., ADR (Japan)	2,976	46,812
Total Materials		351,052
Telecommunication Services—5.4%
KDDI Corp., ADR (Japan)	4,019	54,739
Nippon Telegraph & Telephone Corp., ADR (Japan)	1,206	54,680
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	2,102	49,019
Total Telecommunication Services		158,438
Total Common Stocks (Cost $2,698,064)		2,875,068

The accompanying notes are an integral part of these financial statements.

8

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Rights—0.1%
Industrials—0.1%
ACS Actividades de Construccion y Servicios, S.A., Strike $0.94, Expiration 07/11/18 (Spain)* (Cost $1,562)	1,437	$1,480

	Principal
	Amount
Short-Term Investments—5.1%
Joint Repurchase Agreements—4.0%[2]
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $116,345 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000%—9.000%, 07/15/18 -05/20/68, totaling $118,650)	$116,324	116,324

	Shares	Value
Other Investment Companies—1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[3]	32,692	$32,692
Total Short-Term Investments (Cost $149,016)		149,016
Total Investments—102.6% (Cost $2,848,642)		3,025,564
Other Assets, less Liabilities—(2.6)%		(75,238)
Net Assets—100.0%		$2,950,326

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $113,859 or 3.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$295,099	$258,897	—	$553,996
Financials	393,335	143,908	—	537,243
Consumer Discretionary	371,736	57,821	—	429,557
Information Technology	412,644	—	—	412,644
Materials	247,590	103,462	—	351,052
Energy	106,921	63,149	—	170,070
Health Care	113,317	52,008	—	165,325
Telecommunication Services	158,438	—	—	158,438
Consumer Staples	41,525	55,218	—	96,743
Rights
Industrials	1,480	—	—	1,480
Short-Term Investments
Joint Repurchase Agreements	—	116,324	—	116,324
Other Investment Companies	32,692	—	—	32,692

Total Investments in Securities	$2,174,777	$850,787	—	$3,025,564

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

9

AMG Renaissance International Equity Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer	Transfer	Transfer
	into	out of	into	out of
	Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	—	$(36,623)	$36,623	—

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

% of Long-Term
Country	Investments
Belgium	1.8
Canada	9.1
China	12.0
Denmark	1.2
Finland	1.8
France	15.4
Germany	3.3
Hong Kong	1.4
Ireland	9.6
Israel	1.9
Japan	15.7
Mexico	1.8
Netherlands	3.6
Peru	1.8
Russia	1.9
Singapore	3.3
South Korea	1.7
Spain	2.1
Switzerland	2.0
Taiwan	3.4
Thailand	1.6
United Kingdom	1.8
United States	1.8

100.0

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (unaudited)

June 30, 2018

	AMG Renaissance	AMG Renaissance
	Large Cap	International
	Growth Fund	Equity Fund
Assets:
Investments at Value* (including securities on loan valued at $0, and $113,859, respectively)	$136,149,674	$3,025,564
Cash	—	236
Foreign currency**	—	73
Receivable for investments sold	2,582,341	—
Dividend, interest and other receivables	32,823	23,201
Receivable for Fund shares sold	48,231	—
Receivable from affiliate	12,850	7,293
Prepaid expenses and other assets	41,840	35,738
Total assets	138,867,759	3,092,105
Liabilities:
Payable upon return of securities loaned	—	116,324
Payable for Fund shares repurchased	6,912,184	—
Interfund loan payable	1,485,667	—
Accrued expenses:
Investment advisory and management fees	56,680	1,005
Administrative fees	17,788	377
Distribution fees	13,692	40
Shareholder service fees	6,393	62
Professional fees	21,344	16,414
Trustee fees and expenses	545	31
Other	20,509	7,526
Total liabilities	8,534,802	141,779
Net Assets	$130,332,957	$2,950,326
* Investments at cost	$126,884,141	$2,848,642
** Foreign currency at cost	—	$73

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG Renaissance	AMG Renaissance
	Large Cap	International
	Growth Fund	Equity Fund
Net Assets Represent:
Paid-in capital	$103,657,741	$3,025,425
Undistributed net investment income	470,505	37,141
Accumulated net realized gain (loss) from investments	16,939,178	(289,098)
Net unrealized appreciation/depreciation of investments	9,265,533	176,858
Net Assets	$130,332,957	$2,950,326
Class N:
Net Assets	$64,244,346	$187,542
Shares outstanding	4,605,108	18,632
Net asset value, offering and redemption price per share	$13.95	$10.07
Class I:
Net Assets	$12,918,024	$450,491
Shares outstanding	916,116	44,857
Net asset value, offering and redemption price per share	$14.10	$10.04
Class Z:
Net Assets	$53,170,587	$2,312,293
Shares outstanding	3,812,364	230,020
Net asset value, offering and redemption price per share	$13.95	$10.05

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited)

For the six months ended June 30, 2018

	AMG Renaissance	AMG Renaissance
	Large Cap	International
	Growth Fund	Equity Fund
Investment Income:
Dividend income	$1,092,724	$63,839
Securities lending income	1,940	2,518
Foreign withholding tax	—	(6,995)
Total investment income	1,094,664	59,362
Expenses:
Investment advisory and management fees	363,116	6,355
Administrative fees	115,248	2,383
Distribution fees - Class N	84,891	247
Shareholder servicing fees - Class N	31,663	148
Shareholder servicing fees - Class I	6,343	279
Registration fees	31,282	23,284
Professional fees	22,359	14,930
Reports to shareholders	18,649	2,124
Transfer agent fees	10,574	189
Trustee fees and expenses	5,862	98
Custodian fees	4,513	4,755
Miscellaneous	6,341	973
Total expenses before offsets	700,841	55,765
Expense reimbursements	(67,231)	(41,586)
Expense reductions	(5,770)	(630)
Net expenses	627,840	13,549
Net investment income	466,824	45,813
Net Realized and Unrealized Loss:
Net realized gain on investments	14,804,284	88,335
Net realized gain on foreign currency transactions	—	84
Net change in unrealized appreciation/depreciation on investments	(14,978,352)	(300,394)
Net change in unrealized appreciation/depreciation on foreign currency translations	—	(64)
Net realized and unrealized loss	(174,068)	(212,039)
Net increase (decrease) in net assets resulting from operations	$292,756	$(166,226)

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG Renaissance		AMG Renaissance
	Large Cap		International
	Growth Fund		Equity Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$466,824	$1,045,740	$45,813	$45,002
Net realized gain on investments	14,804,284	6,272,146	88,419	95,852
Net change in unrealized appreciation/depreciation on investments	(14,978,352)	17,629,825	(300,458)	432,692
Net increase (decrease) in net assets resulting from operations	292,756	24,947,711	(166,226)	573,546
Distributions to Shareholders:
From net investment income:
Class N	—	(328,989)	—	(2,081)
Class I	—	(70,668)	—	(10,255)
Class Z	—	(642,121)	—	(36,068)
From net realized gain on investments:
Class N	—	(1,856,088)	—	—
Class I	—	(353,807)	—	—
Class Z	—	(2,667,271)	—	—
Total distributions to shareholders	—	(5,918,944)	—	(48,404)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(55,216,314)	94,519,228	334,526	202,393
Total increase (decrease) in net assets	(54,923,558)	113,547,995	168,300	727,535
Net Assets:
Beginning of period	185,256,515	71,708,520	2,782,026	2,054,491
End of period	$130,332,957	$185,256,515	$2,950,326	$2,782,026
End of period undistributed (distribution in excess of) net investment income	$470,505	$3,681	$37,141	$(8,672)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2018
Class N	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$14.03	$11.86	$11.10	$11.51	$11.80	$11.63
Income (loss) from Investment Operations:
Net investment income[2,3]	0.03	0.08	0.04	0.01	0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.11)	2.54	0.94	(0.18)	2.30	3.95
Total income (loss) from investment operations	(0.08)	2.62	0.98	(0.17)	2.33	3.96
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.05)	—	(0.03)	(0.08)
Net realized gain on investments	—	(0.38)	(0.17)	(0.24)	(2.59)	(3.71)
Total distributions to shareholders	—	(0.45)	(0.22)	(0.24)	(2.62)	(3.79)
Net Asset Value, End of Period	$13.95	$14.03	$11.86	$11.10	$11.51	$11.80
Total Return[3]	(0.57)%[4,5]	22.03%[5]	8.81%[5]	(1.53)%[5]	19.59%	34.17%
Ratio of net expenses to average net assets[6]	1.00%[7]	1.02%	1.15%	1.14%	1.14%	1.17%[8]
Ratio of gross expenses to average net assets[9]	1.09%[7]	1.16%	1.44%	1.58%	1.97%	1.71%[8]
Ratio of net investment income to average net assets[3]	0.42%[7]	0.59%	0.39%	0.09%	0.23%	0.10%[8]
Portfolio turnover	20%[4]	33%	37%	48%	60%	53%
Net assets end of period (000’s) omitted	$64,244	$70,781	$3,069	$2,533	$7,239	$984

15

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2018
Class I	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$14.17	$11.94	$11.17	$11.59	$11.87	$11.68
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.11	0.08	0.06	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.12)	2.58	0.94	(0.20)	2.33	3.97
Total income (loss) from investment operations	(0.07)	2.69	1.02	(0.14)	2.40	4.04
Less Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.08)	(0.04)	(0.05)	(0.11)
Net realized gain on investments	—	(0.38)	(0.17)	(0.24)	(2.63)	(3.74)
Total distributions to shareholders	—	(0.46)	(0.25)	(0.28)	(2.68)	(3.85)
Net Asset Value, End of Period	$14.10	$14.17	$11.94	$11.17	$11.59	$11.87
Total Return[3]	(0.49)%[4,5]	22.46%[5]	9.12%[5]	(1.23)%[5]	20.08%[5]	34.75%[5]
Ratio of net expenses to average net assets[6]	0.76%[7]	0.76%	0.81%	0.80%	0.75%	0.77%[8]
Ratio of gross expenses to average net assets[9]	0.85%[7]	0.90%	1.10%	1.23%	1.59%	1.30%[8]
Ratio of net investment income to average net assets[3]	0.67%[7]	0.85%	0.73%	0.52%	0.51%	0.49%[8]
Portfolio turnover	20%[4]	33%	37%	48%	60%	53%
Net assets end of period (000’s) omitted	$12,918	$13,635	$14,173	$17,189	$14,343	$11,336

16

AMG Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended December 31,
	June 30, 2018
Class Z	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$14.00	$11.81	$11.04	$11.45	$11.76	$11.58
Income (loss) from Investment Operations:
Net investment income[2,3]	0.05	0.13	0.10	0.09	0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.10)	2.53	0.94	(0.21)	2.31	3.94
Total income (loss) from investment operations	(0.05)	2.66	1.04	(0.12)	2.39	4.02
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.10)	(0.05)	(0.07)	(0.13)
Net realized gain on investments	—	(0.38)	(0.17)	(0.24)	(2.63)	(3.71)
Total distributions to shareholders	—	(0.47)	(0.27)	(0.29)	(2.70)	3.84
Net Asset Value, End of Period	$13.95	$14.00	$11.81	$11.04	$11.45	$11.76
Total Return[3]	(0.36)%[4,5]	22.50%[5]	9.38%[5]	(1.06)%[5]	20.15%[5]	34.95%[5]
Ratio of net expenses to average net assets[6]	0.66%[7]	0.65%	0.65%	0.64%	0.64%	0.67%[8]
Ratio of gross expenses to average net assets[9]	0.75%[7]	0.79%	0.94%	1.07%	1.51%	1.16%[8]
Ratio of net investment income to average net assets[3]	0.77%[7]	0.96%	0.89%	0.76%	0.63%	0.58%[8]
Portfolio turnover	20%[4]	33%	37%	48%	60%	53%
Net assets end of period (000’s) omitted	$53,171	$100,840	$54,467	$43,966	$8,184	$3,612

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Not annualized.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2018, and 0.01%, 0.01%, 0.02%, 0.02% and 0.01% for the fiscal years ended 2017, 2016, 2015, 2014 and 2013, respectively.

[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.019%, 0.019% and 0.021% of average net assets for the Class N, class I and Class Z, respectively.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

17

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2018
Class N	(unaudited)	2017	2016[1]	2015	2014[2]
Net Asset Value, Beginning of Period	$10.59	$8.47	$8.90	$9.13	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.14	0.12	0.06 [5]	0.03
Net realized and unrealized gain (loss) on investments	(0.65)	2.10	(0.33)	(0.20)	(0.87)
Total income (loss) from investment operations	(0.52)	2.24	(0.21)	(0.14)	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.16)	(0.09)	(0.03)
Paid in capital	—	—	(0.06)	—	—
Total distributions to shareholders	—	(0.12)	(0.22)	(0.09)	(0.03)
Net Asset Value, End of Period	$10.07	$10.59	$8.47	$8.90	$9.13
Total Return[4]	(5.00)%[6,7]	26.39%[7]	(2.37)%[7]	(1.56)%	(8.45)%[6]
Ratio of net expenses to average net assets[8]	1.23%[9]	1.23%	1.30%	1.29%	1.12%[9]
Ratio of gross expenses to average net assets[10]	3.87%[9]	4.94%	4.00%	4.78%	7.85%[9]
Ratio of net investment income to average net assets[4]	2.51%[9]	1.41%	1.36%	0.68%	0.49%[9]
Portfolio turnover	26%[6]	52%	93%	46%	20%[6]
Net assets end of period (000’s) omitted	$188	$193	$357	$1,010	$85

18

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2018
Class I	(unaudited)	2017	2016[1]	2015	2014[2]
Net Asset Value, Beginning of Period	$10.55	$8.47	$8.93	$9.12	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.15	0.17	0.13	0.11 [5]	0.05
Net realized and unrealized gain (loss) on investments	(0.66)	2.10	(0.31)	(0.21)	(0.89)
Total income (loss) from investment operations	(0.51)	2.27	(0.18)	(0.10)	(0.84)
Less Distributions to Shareholders from:
Net investment income	—	(0.19)	(0.20)	(0.09)	(0.04)
Paid in capital	—	—	(0.08)	—	—
Total distributions to shareholders	—	(0.19)	(0.28)	(0.09)	(0.04)
Net Asset Value, End of Period	$10.04	$10.55	$8.47	$8.93	$9.12
Total Return[4]	(4.83)%[6,7]	26.77%[7]	(2.02)%[7]	(1.11)%[7]	(8.36)%[6,7]
Ratio of net expenses to average net assets[8]	0.93%[9]	0.93%	0.90%	0.87%	0.87%[9]
Ratio of gross expenses to average net assets[10]	3.57%[9]	4.64%	4.00%	4.28%	7.98%[9]
Ratio of net investment income to average net assets[4]	2.81%[9]	1.71%	1.54%	1.17%	0.86%[9]
Portfolio turnover	26%[6]	52%	93%	46%	20%[6]
Net assets end of period (000’s) omitted	$450	$589	$179	$177	$100

19

AMG Renaissance International Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal year ended December 31,			December 31,
	June 30, 2018
Class Z	(unaudited)	2017	2016[1]	2015	2014[2]
Net Asset Value, Beginning of Period	$10.56	$8.47	$8.92	$9.12	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.16	0.18	0.15	0.13 [5]	0.05
Net realized and unrealized gain (loss) on investments	(0.67)	2.10	(0.31)	(0.23)	(0.88)
Total income (loss) from investment operations	(0.51)	2.28	(0.16)	(0.10)	(0.83)
Less Distributions to Shareholders from:
Net investment income	—	(0.19)	(0.21)	(0.10)	(0.05)
Paid in capital	—	—	(0.08)	—	—
Total distributions to shareholders	—	(0.19)	(0.29)	(0.10)	(0.05)
Net Asset Value, End of Period	$10.05	$10.56	$8.47	$8.92	$9.12
Total Return[4]	(4.83)%[6,7]	26.97%[7]	(1.83)%[7]	(1.08)%[7]	(8.32)%[6,7]
Ratio of net expenses to average net assets[8]	0.83%[9]	0.81%	0.80%	0.79%	0.76%[9]
Ratio of gross expenses to average net assets[10]	3.47%[9]	4.52%	3.79%	4.03%	7.70%[9]
Ratio of net investment income to average net assets[4]	2.91%[9]	1.83%	1.71%	1.34%	0.91%[9]
Portfolio turnover	26%[6]	52%	93%	46%	20%[6]
Net assets end of period (000’s) omitted	$2,312	$2,000	$1,519	$1,933	$1,944

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on June 16, 2014.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.10, and $0.12 for Class N, Class I and Class Z shares, respectively.
[6]	Not annualized.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]

Includes reduction from broker recapture amounting to 0.02% for the six months ended June 30, 2018 and 0.04%, 0.05% and 0.06% for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, and Class N 0.10%, Class I and Class Z 0.09% for the period ended December 31, 2014, respectively.

[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

20

Notes to Financial Statements (unaudited)

June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Renaissance Large Cap Growth Fund (“Large Cap Growth”) and AMG Renaissance International Equity Fund (“International Equity”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares; which effective October 1, 2016, were renamed. Each Fund offers Class N, Class I, and Class Z, shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Stocks in the information technology sector comprise a significant portion of Large Cap Growth’s portfolio at June 30, 2018. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

21

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2018, the amount of broker recapture were as follows: Large Cap Growth—$5,770 which reduced the Fund’s expense ratio by less than 0.005% and International Equity—$630 which reduced the Fund’s expense ratio by 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to differences between book and tax treatment of losses for excise tax purposes, mark-to-market of passive foreign investment companies and wash sales.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Large Cap Growth	$126,884,141	$15,793,639	$(6,528,106)	$9,265,533
International Equity	2,848,642	297,812	(120,890)	176,922

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
International Equity	$145,601	$98,906	$244,507

As of December 31, 2017, Large Cap Growth had no accumulated net realized capital loss carryovers from securities transactions for federal income tax

22

Notes to Financial Statements (continued)

purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Funds were as follows:

	Large Cap Growth				International Equity
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	83,736	$1,196,345	275,368	$3,582,061	461	$5,000	131,227	$1,271,713
Reinvestment of distributions	—	—	133,176	1,877,777	—	—	197	2,081
Proceeds from sale of shares issued in connection with merger[1]	—	—	4,949,178	65,580,049	—	—	—	—
Cost of shares repurchased	(523,065)	(7,439,680)	(572,038)	(7,719,590)	(97)	(1,027)	(155,265)	(1,520,989)

Net increase (decrease)	(439,329)	$(6,243,335)	4,785,684	$63,320,297	364	$3,973	(23,841)	$(247,195)

Class I:
Proceeds from sale of shares	98,581	$1,405,701	314,464	$4,224,154	4,223	$45,731	40,197	$411,257
Reinvestment of distributions	—	—	28,966	412,187	—	—	973	10,255
Proceeds from sale of shares issued in connection with merger[1]	—	—	357,760	4,782,255	—	—	—	—
Cost of shares repurchased	(145,031)	(2,094,730)	(925,238)	(12,162,312)	(15,177)	(160,461)	(6,497)	(67,992)

Net increase (decrease)	(46,450)	$(689,029)	(224,048)	$(2,743,716)	(10,954)	$(114,730)	34,673	$353,520

Class Z:
Proceeds from sale of shares	178,081	$2,554,585	978,783	$12,649,655	41,287	$452,918	6,674	$60,000
Reinvestment of distributions	—	—	155,290	2,184,928	—	—	3,422	36,068
Proceeds from sale of shares issued in connection with merger[1]	—	—	2,961,729	39,171,054	—	—	—	—
Cost of shares repurchased	(3,567,283)	(50,838,535)	(1,505,944)	(20,062,990)	(703)	(7,635)	—	—

Net increase (decrease)	(3,389,202)	$(48,283,950)	2,589,858	$33,942,647	40,584	$445,283	10,096	$96,068

[1]	See Note 7 of the Notes to Financial Statements.

At June 30, 2018, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: International Equity -two own 69%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding for International Equity was $116,324.

23

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

International Equity invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2018, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Large Cap Growth[1]
on the first $50 million	0.55%
on the next $25 million	0.50%
on the next $25 million	0.45%

on balance over $100 million	0.40%
International Equity	0.40%

[1]

Effective May 1, 2017, Large Cap Growth changed to a tiered management fee structure. Prior to May 1, 2017, the annual rate for Large Cap Growth’s investment management fee was 0.55% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Large Cap Growth and International Equity to 0.66% and 0.85%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Large Cap Growth	International Equity
Less than 1 year	$211,256	$83,574
Within 2 years	171,467	87,340
Within 3 years	142,342	91,194

Total Amount Subject to Recoupment	$525,065	$262,108

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the

24

Notes to Financial Statements (continued)

distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Large Cap Growth
Class N*	0.15%	0.09%
Class I	0.15%	0.10%
International Equity
Class N*	0.15%	0.15%
Class I	0.15%	0.10%

*	Effective February 27, 2017, the maximum annual rate was decreased to 0.15% from 0.25%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, Large Cap Growth Fund borrowed a maximum of $22,138,971 for eight days paying interest of $3,621. The interest income amount is included in the Statement of Operations as interest income. At June 30, 2018, Large Cap Growth had interfund loan of $1,485,667 outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Large Cap Growth	$31,293,102	$77,347,932
International Equity	1,114,800	783,266

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2018.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
International Equity	$113,859	$116,324

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and

25

Notes to Financial Statements (continued)

warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
International Equity
Nomura Securities International, Inc.	$116,324	$116,324	—	—

7. FUND MERGER

On July 31, 2017, Large Cap Growth acquired all the net assets of AMG Managers Cadence Capital Appreciation Fund (“Capital Appreciation”) based on the respective valuations as of the close of business on July 28, 2017, pursuant to a Plan of Reorganization approved by the shareholders of Capital Appreciation on July 20, 2017.

The acquisition was accomplished by a tax-free exchange of 4,949,178 Class N shares of Large Cap Growth at a net asset value of $13.25 per share for 2,060,117 Class N shares of Capital Appreciation; 357,760 Class I shares of Large Cap Growth at a net asset value of $13.37 per share for 148,110 Class I shares of Capital Appreciation; and 2,961,729 Class Z shares of Large Cap Growth at a net asset value of $13.23 per share for 1,187,364 Class Z shares of Capital Appreciation.

The net assets of Large Cap Growth and Capital Appreciation immediately before the acquisition were $75,748,095 and $109,533,358, respectively, including unrealized depreciation of $125,340 for Capital Appreciation. Immediately after the acquisition, the combined net assets of Large Cap Growth amounted to $185,281,453. For financial reporting purposes, assets received and shares issued by Large Cap Growth were recorded at fair value; however, the cost basis of the investments received from Capital Appreciation was carried forward to align ongoing reporting of Large Cap Growth’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming this reorganization had been completed on January 1, 2017, the Large Cap Growth Fund’s results of operations for the year ended December 31, 2017 would have been as follows:

Net Investment Income	$1,339,704
Realized and Unrealized Gain on Investments	39,367,419
Net Increase to Net Assets from Operations	$40,707,123

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to Large Cap Growth that have been included in its statements of operations for the year ended December 31, 2017.

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

26

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund

27

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Renaissance Large Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2018 and for the period from the Fund’s inception on June 3, 2009 through March 31, 2018 was below, below, above and below, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG Renaissance International Equity Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2018 and for the period from the Fund’s inception on June 16, 2014 through March 31, 2018 was above, below and below, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the MSCI All Country World Index ex US. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The

Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Renaissance Large Cap Growth Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with

28

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Renaissance International Equity Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment

Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

29

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

The Renaissance Group LLC

625 Eden Park Drive, Suite 1200

Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800

Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	33

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063018 SAR024

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX    |    Class I: YAFIX

AMG Yacktman Focused Fund - Security Selection Only

Class N: YFSNX    |    Class I: YFSIX

AMG Yacktman Special Opportunities Fund

Class I: YASSX    |    Class Z: YASLX

amgfunds.com	063018 SAR071

AMG Funds

Semi-Annual Report—June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Fund	5

AMG Yacktman Focused Fund	12

AMG Yacktman Focused Fund - Security Selection Only	18

AMG Yacktman Special Opportunities Fund	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	32
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	34
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	35
Detail of changes in assets for the past two fiscal periods

Financial Highlights	37
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	51

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Yacktman Fund
Based on Actual Fund Return
Class I	0.70%	$1,000	$1,029	$3.54

Based on Hypothetical 5% Annual Return
Class I	0.70%	$1,000	$1,021	$3.53
AMG Yacktman Focused Fund
Based on Actual Fund Return
Class N	1.24%	$1,000	$1,036	$6.24
Class I	1.05%	$1,000	$1,037	$5.32

Based on Hypothetical 5% Annual Return
Class N	1.24%	$1,000	$1,019	$6.19
Class I	1.05%	$1,000	$1,020	$5.27
AMG Yacktman Focused Fund - Security Selection Only
Based on Actual Fund Return
Class N	1.08%	$1,000	$1,044	$5.47
Class I	1.08%	$1,000	$1,044	$5.47

Based on Hypothetical 5% Annual Return
Class N	1.08%	$1,000	$1,019	$5.41
Class I	1.08%	$1,000	$1,019	$5.41

Six Months Ended June 30, 2018	Expense Ratio for the Period		Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Yacktman Special Opportunities Fund
Based on Actual Fund Return
Class I	1.99	%†	$1,000	$996	$9.84
Class Z	1.89	%†	$1,000	$997	$9.35

Based on Hypothetical 5% Annual Return
Class I	1.99	%†	$1,000	$1,015	$9.93
Class Z	1.89	%†	$1,000	$1,015	$9.43

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

†	Includes a performance adjustment amounting to 0.25% of average daily net assets. (See Note 2 of Notes to Financial Statements.)

2

Fund Performance (unaudited)

Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Yacktman Fund[2,3,4,5,6,7,12,14,18,19]
Class I	2.89%	12.55%	9.25%	12.74%	10.39%	07/06/92

S&P 500® Index[20]	2.65%	14.37%	13.42%	10.17%	9.69%	07/06/92	†
AMG Yacktman Focused Fund[2,3,4,5,6,7,8,9,10,11,14,19]
Class N	3.55%	13.67%	9.61%	13.15%	9.67%	05/01/97
Class I	3.65%	13.86%	9.81%	—	12.19%	07/24/12

S&P 500® Index[20]	2.65%	14.37%	13.42%	10.17%	7.96%	05/01/97	†
AMG Yacktman Focused Fund - Security Selection Only2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 14, 19
Class N	4.42%	17.68%	—	—	17.86%	01/30/17
Class I	4.42%	17.68%	—	—	17.86%	01/30/17

S&P 500® Index[20]	2.65%	14.37%	13.42%	10.17%	15.55%	01/30/17	†
AMG Yacktman Special Opportunities Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19
Class I	(0.42%)	12.80%	—	—	13.19%	06/30/15
Class Z	(0.33%)	12.93%	—	—	8.06%	06/30/14

MSCI ACWI All Cap Index[21]	(0.17%)	11.17%	9.62%	—	6.42%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars ($).

[2]	From time to time the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[6]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[8]

The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[10]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[11]

The Fund may invest greater than 5% of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions.

[12]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[13]

The Fund’s investment management fees are subject to a performance adjustment, which could increase or reduce the investment management fees paid by the Fund. The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund. The performance adjustment could increase the Investment Manager’s fee (and, in turn, the Subadvisor’s fee) even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease the Investment Manager’s fee (and, in turn, the Subadvisor’s fee) even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.

[14]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total

3

Fund Performance

Periods ended June 30, 2018 (continued)

loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[15]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[16]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[17]

The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[18]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[19]	A short-term redemption fee of 2% will be charged on redemptions of fund shares within 60 days of purchase.
[20]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

[21]

The MSCI ACWI All Cap captures large, mid, small and micro cap representation across certain Developed Markets (DM) countries and large, mid and small cap representation across certain Emerging Markets (EM)

countries. The index is comprehensive, covering a significant percentage of the global equity investment opportunity set. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI ACWI All Cap is unmanaged, is not available for investment and does not incur expenses. All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Yacktman Fund

Portfolio Manager’s Comments (unaudited)

In the first half of 2018, The AMG Yacktman Fund (“the Fund”) produced strong results, appreciating 2.89% compared to the S&P 500® Index’s 2.65% rise. The Fund’s results compared even better to the Russell 1000® Value, which was down slightly with a return of (1.69)%.

Top Contributors	Top Detractors
Twenty-First Century Fox (Fox)	Samsung Electronics Preferred (Samsung)
Cisco Systems, Inc. (Cisco)	Procter & Gamble (P&G)
Microsoft Corporation (Microsoft)	Johnson & Johnson (J&J)

Contributors

In our first quarter commentary, we advised shareholders to “stay tuned” on Fox, whose assets looked like they were about to become the prize in a bidding war between Comcast and The Walt Disney Company (Disney). A court ruling that allowed AT&T to complete its long-delayed acquisition of Time Warner Cable (a decision being appealed by the Justice Department), resulted in a bidding war for key Fox assets. Disney’s revised acquisition proposal increased from $28 to $38 per share, a nearly 36% rise over its original offer.

Microsoft and Cisco were also leading contributors to Fund results. Microsoft’s strong performance was a result of exceptional growth in its cloud division. Cisco appreciated along with general strength in the technology sector.

Detractors

J&J declined in the first half after delivering strong returns in 2016 and 2017. It faces generic challenges to some of its major pharmaceuticals, but we believe J&J is well diversified and positioned to deliver solid growth over time.

In the first half of 2018, the consumer staples sector was the weakest sector of the S&P 500 Index, declining approximately 8%. It reminded us a bit like 1999 when the NASDAQ 100, then largely a group of high priced technology growth stocks, was up 102% and the Consumer Staples ETF declined by 14.7%. The next several years that followed were much better for consumer staples companies and not so friendly to overpriced technology stocks.

Over the past few years, P&G has radically changed its product portfolio, selling off businesses that don’t fit and focusing resources on its top brands. We think the remaining portfolio is underappreciated, and are pleased that Nelson Peltz of Trian joined the board this year to add a shareholder voice to the table. We think he will help to encourage even greater transformation in a company that can benefit from change.

Samsung was our biggest detractor in the first half of the year even though the company produced strong profits and sells at one of the lowest multiples of earnings and cash flow we have ever seen for a large global company. We believe Samsung’s stock today is incredibly inexpensive, with net cash and investments representing about 40% of the stock’s value at the preferred shares’ price. Adjusting for excess cash and investments, the preferred stock trades at about three times expected 2018 earnings, which is hardly the valuation deserved by a company called “Maybe the #1 technology company in the world” by Larry Ellison, founder of Oracle Corp.

Below we show the dramatic valuation difference between Samsung and popular growth stocks like Amazon.com, Netflix, and Tesla (which we will call ANT).

	Enterprise Value[1] (EV)	EBIT[2] (2018 Est.)	EV/EBIT
Samsung	$140	$57.1	2.5
Amazon.com	$844	$8.3	102
Netflix	$174	$1.8	97
Tesla	$68	$(0.7)	N/A
ANT Total:	$1,086	$9.4	116

Source: Capital IQ/Internal Estimates as of June 30, 2018. Enterprise value and EBIT figures are displayed in billions.

Samsung trades at a 98% discount to the ANT basket when looking at EV/EBIT as shown in the chart on the bottom of the left column. Samsung’s EBIT more than doubled between 2016 and 2017, increasing from $24.2 to $50 billion while the EBIT for ANT decreased. Many of the big data trends like artificial intelligence, connected homes, and autonomous driving that are reasons for the optimism for future profits for highly-valued technology companies should also benefit Samsung, which is the leader in memory semiconductor chips.

Why we avoid investing in high multiple stocks

In the first half of this year, virtually all of the S&P 500 Index’s return was the result of strong returns from a handful of generally extremely highly priced technology companies. Expensive technology stock valuations are justified by some on the grounds that these companies are like quasi monopolies that will dominate the world. However, valuation matters, and furthermore, many of today’s most popular companies may not be nearly as well positioned as people think.

In a look back at the last period of technology stock dominance in the paper, Yes. It’s a Bubble. So What?, Rob Arnott noted that “At the beginning of 2000, the 10 largest market-cap tech stocks in the United States, collectively representing a 25% share of the S&P 500 Index—Microsoft, Cisco, Intel, IBM, AOL, Oracle, Dell, Sun, Qualcomm, and HP—did not live up to the excessively optimistic expectations. Over the next 18 years, not a single one beat the market.”

Perhaps even more interesting than the underperformance of the 10 largest market cap tech stocks post-2000 is the fact that, outside of Microsoft, none of the top 10 in 2000 would even be considered especially dominant today. (Interestingly, The Fund ended up owning six of the tech stocks in the list above, but at much lower valuations.) It is very difficult to pick the winning companies that can sustain their leadership, especially in the technology sector, yet valuations today are implying that most of today’s leaders should continue to be tomorrow’s leaders.

Conclusion

Value investing has now lagged growth investing for several years, although we continue to confidently adhere to our value approach in the belief that it produces superior results over time and helps manage the level of risk an investor takes on. We have very high standards for investments we make,

5

AMG Yacktman Fund

Portfolio Manager’s Comments (continued)

and always emphasize that the price you pay is one of the most significant determinants of return.

In the last few years as many have favored short-term business and price momentum while ignoring valuation and risk, we have been fortunate that good security selection and our focus on price and risk have allowed us to deliver solid results even though it has not been a great bargain hunting environment. As always, we will be patient, objective, and diligent while managing the Fund.

[1]	Enterprise value = market capitalization – (excess cash + investments) Source: CapitalIQ and internal analysis
[2]	EBIT = Earnings before interest and taxes.

Source: CapitalIQ and internal analysis

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management, L.P. as of June 30, 2018 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

6

AMG Yacktman Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	%of Net Assets
Consumer Staples	24.2
Information Technology	16.5
Consumer Discretionary	9.5
Health Care	6.8
Financials	6.2
Industrials	2.7
Energy	2.5
Short-Term Investments[1]	31.9
Other Assets Less Liabilities[2]	(0.3)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	%of Net Assets
The Procter & Gamble Co.	8.0
Twenty-First Century Fox, Inc., Class B	5.2
Samsung Electronics Co., Ltd., 2.880% (South Korea)	5.2
PepsiCo, Inc.	5.0
Johnson & Johnson	4.6
The Coca-Cola Co.	4.6
Oracle Corp.	4.6
Twenty-First Century Fox, Inc., Class A	3.6
Microsoft Corp.	3.0
Bollore SA (France)	2.2

Top Ten as a Group	46.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG Yacktman Fund

Fund Snapshots (unaudited)

For the six months ended June 30, 2018

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
KT&G Corp.	1,092,138

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held
CNX Resources Corp. 5.875%, 04/15/22	$42,970,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Bollore SA	27,743,518	36,656,545
Samsung Electronics Co., Ltd., 2.880%	11,386,449	11,590,449

Sales	Net Shares Sold	Current Shares Held
Bank of America Corp.	800,000	—
The Bank of New York Mellon Corp.	200,000	2,300,000
C.H. Robinson Worldwide, Inc.	500,000	—
Cisco Systems, Inc.	7,500,000	3,500,000
The Coca-Cola Co.	800,000	8,000,000
Comcast Corp., Class A	200,000	1,500,000
ConocoPhillips	400,000	1,100,000
Exxon Mobil Corp.	100,000	1,400,000
Hewlett Packard Enterprise Co.	1,800,000	—
HP, Inc.	1,700,000	—
Micro Focus International PLC, Sponsored ADR	247,187	—
Microsoft Corp.	1,400,000	2,300,000
PepsiCo, Inc.	100,000	3,450,000
Qinqin Foodstuffs Group Cayman Co., Ltd.	1,387,080	—
Stryker Corp.	400,000	—
Sysco Corp.	2,410,000	2,200,000
Twenty-First Century Fox, Inc., Class A	15,700,000	5,500,000
Twenty-First Century Fox, Inc., Class B	650,000	8,050,000
Unilever NV	800,000	—

8

AMG Yacktman Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 62.0%
Consumer Discretionary - 9.5%
Comcast Corp., Class A	1,500,000	$49,215,000
Twenty-First Century Fox, Inc., Class A	5,500,000	273,295,000
Twenty-First Century Fox, Inc., Class B	8,050,000	396,623,500
Total Consumer Discretionary		719,133,500
Consumer Staples - 23.0%
Avon Products, Inc. (United Kingdom)*	10,100,000	16,362,000
The Coca-Cola Co.	8,000,000	350,880,000
Colgate-Palmolive Co.	1,100,000	71,291,000
Hengan International Group Co., Ltd. (China)	6,935,400	66,523,355
KT&G Corp. (South Korea)	1,092,138	104,937,998
PepsiCo, Inc.	3,450,000	375,601,500
The Procter & Gamble Co.	7,800,000	608,868,000
Sysco Corp.	2,200,000	150,238,000
Total Consumer Staples		1,744,701,853
Energy - 2.5%
ConocoPhillips	1,100,000	76,582,000
Exxon Mobil Corp.	1,400,000	115,822,000
Total Energy		192,404,000
Financials - 6.2%
The Bank of New York Mellon Corp.	2,300,000	124,039,000
The Goldman Sachs Group, Inc.	130,000	28,674,100
State Street Corp.	900,000	83,781,000
U.S. Bancorp	3,000,000	150,060,000
Wells Fargo & Co.	1,600,000	88,704,000
Total Financials		475,258,100
Health Care - 6.8%
Anthem, Inc.	700,000	166,621,000
Johnson & Johnson	2,900,000	351,886,000
Total Health Care		518,507,000
Industrials - 2.7%
Aggreko PLC (United Kingdom)	3,728,228	33,175,123
Bollore SA (France)	36,656,545	170,231,040
Total Industrials		203,406,163
Information Technology - 11.3%
Cisco Systems, Inc.	3,500,000	150,605,000
Cognizant Technology Solutions Corp., Class A	630,000	49,763,700
Corning, Inc.	1,100,000	30,261,000
Infosys, Ltd., Sponsored ADR (India)	2,800,000	54,404,000
Microsoft Corp.	2,300,000	226,803,000

	Shares	Value
Oracle Corp.	7,900,000	$348,074,000
Total Information Technology		859,910,700
Total Common Stocks
(Cost $2,946,075,637)		4,713,321,316

	Principal Amount
Corporate Bonds and Notes - 1.2%
Consumer Staples - 1.2%
Avon Products, Inc. (United Kingdom)
6.600%, 03/15/20[1,2]	$10,000,000	9,850,000
7.000%, 03/15/23[1,2]	81,630,000	68,569,200
8.950%, 03/15/43[1]	15,485,000	11,966,653
Total Corporate Bonds and Notes
(Cost $79,700,482)		90,385,853

	Shares
Preferred Stock - 5.2%
Information Technology - 5.2%
Samsung Electronics Co., Ltd., 2.880% (South Korea)
(Cost $232,016,095)	11,590,449	391,396,731

	Principal Amount
Short-Term Investments - 31.9%
Joint Repurchase Agreements - 0.2%[3]
Cantor Fitzgerald Securities, Inc., dated 06/29/18, due 07/02/18, 2.080% total to be received $1,239,313 (collateralized by various U.S. Government Agency Obligations, 1.691% - 8.500%, 07/25/18 - 06/15/53, totaling $1,263,880)	$1,239,098	1,239,098
Jefferies LLC, dated 06/29/18, due 07/02/18, 2.000% total to be received $3,441,805 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $3,510,056)	3,441,231	3,441,231
MUFG Securities America, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $2,926,335 (collateralized by various U.S. Government Agency Obligations, 2.430% - 6.000%, 02/01/21 - 10/15/58, totaling $2,984,334)	2,925,818	2,925,818
NBC Global Finance Ltd., dated 06/29/18, due 07/02/18, 1.950% total to be received $3,441,790 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 01/31/20 - 09/09/49, totaling $3,510,066)	3,441,231	3,441,231

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 0.2% (continued)
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $3,441,891 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 07/15/19 - 02/15/48, totaling $3,510,081)	$3,441,231	$3,441,231
Total Joint Repurchase Agreements		14,488,609

	Shares
Other Investment Companies - 31.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4,5]	1,095,195,591	1,095,195,591
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.79%[4,5]	1,315,020,648	1,315,020,648
Total Other Investment Companies		2,410,216,239
Total Short-Term Investments (Cost $2,424,704,848)		2,424,704,848

Value
Total Investments - 100.3% (Cost $5,682,497,062)	$7,619,808,748
Other Assets, less Liabilities - (0.3)%	(21,003,581)
Net Assets - 100.0%	$7,598,805,167

*	Non-income producing security.
[1]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[2]	Some or all of these securities, amounting to $14,075,109 or 0.2% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,573,240,500	$171,461,353	—	$1,744,701,853
Information Technology	859,910,700	—	—	859,910,700
Consumer Discretionary	719,133,500	—	—	719,133,500
Health Care	518,507,000	—	—	518,507,000
Financials	475,258,100	—	—	475,258,100
Industrials	—	203,406,163	—	203,406,163
Energy	192,404,000	—	—	192,404,000
Corporate Bonds and Notes†	—	90,385,853	—	90,385,853
Preferred Stock††	—	391,396,731	—	391,396,731
Short-Term Investments
Joint Repurchase Agreements	—	14,488,609	—	14,488,609
Other Investment Companies	2,410,216,239	—	—	2,410,216,239

Total Investments in Securities	$6,748,670,039	$871,138,709	—	$7,619,808,748

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

11

AMG Yacktman Focused Fund

Portfolio Manager’s Comments (unaudited)

In the first half of 2018, The AMG Yacktman Focused Fund (“the Fund”) produced strong results, appreciating 3.65% compared to the S&P 500® Index’s 2.65% rise. Our results compared even better to the Russell 1000® Value, which was down slightly with a return of (1.69)%.

Top Contributors	Top Detractors
Twenty-First Century Fox (Fox)	Samsung Electronics Preferred (Samsung)
Cisco Systems, Inc. (Cisco)	Procter & Gamble (P&G)
Microsoft Corporation (Microsoft)	PepsiCo, Inc. (Pepsi)

Contributors

In our first quarter commentary, we advised shareholders to “stay tuned” on Fox, whose assets looked like they were about to become the prize in a bidding war between Comcast and The Walt Disney Company (Disney). A court ruling that allowed AT&T to complete its long-delayed acquisition of Time Warner Cable (a decision being appealed by the Justice Department), resulted in a bidding war for key Fox assets. Disney’s revised acquisition proposal increased from $28 to $38 per share, a nearly 36% rise over its original offer.

Microsoft and Cisco were also leading contributors to Fund results. Microsoft’s strong performance was a result of exceptional growth in its cloud division. Cisco appreciated along with general strength in the technology sector.

Detractors

In the first half of 2018, the consumer staples sector was the weakest sector of the S&P 500 Index, declining approximately 8% and contributed to weakness in our positions in P&G and Pepsi. It reminded us a bit like 1999 when the NASDAQ 100, then largely a group of high priced technology growth stocks, was up 102% and the Consumer Staples ETF declined by 14.7%. The next several years that followed were much better for consumer staples companies and not so friendly to overpriced technology stocks.

Over the past few years, P&G has radically changed its product portfolio, selling off businesses that don’t fit and focusing resources on its top brands. We think the remaining portfolio is underappreciated and are pleased that Nelson Peltz of Trian joined the board this year to add a shareholder voice to the table. We think he will help to encourage even greater transformation in a company that can benefit from change.

The Fund owns Pepsi for its Frito Lay business, which, if it were a standalone company, would rank among the best packaged food companies in the world. We think the company is well-positioned for solid long-term results, even though the shares were weaker in the first half of the year.

Samsung was our biggest detractor in the first half of the year even though the company produced strong profits and sells at one of the lowest multiples of earnings and cash flow we have ever seen for a large global company. We believe Samsung’s stock today is incredibly inexpensive, with net cash and investments representing about 40% of the stock’s value at the preferred shares’ price. Adjusting for excess cash and investments, the preferred stock trades at about three times expected 2018 earnings, which is hardly the valuation deserved by a company called “Maybe the #1 technology company in the world” by Larry Ellison, founder of Oracle Corp.

Below we show the dramatic valuation difference between Samsung and popular growth stocks like Amazon.com, Netflix, and Tesla (which we will call ANT).

	Enterprise Value[1] (EV)	EBIT[2] (2018 Est.)	EV/EBIT
Samsung	$140	$57.1	2.5
Amazon.com	$844	$8.3	102
Netflix	$174	$1.8	97
Tesla	$68	$(0.7)	N/A
ANT Total:	$1,086	$9.4	116

Source: Capital IQ/Internal Estimates as of June 30, 2018. Enterprise value and EBIT figures are displayed in billions.

Samsung trades at a 98% discount to the ANT basket when looking at EV/EBIT as shown in the chart on the bottom of the left column. Samsung’s EBIT more than doubled between 2016 and 2017, increasing from $24.2 to $50 billion while the EBIT for ANT decreased. Many of the big data trends like artificial intelligence, connected homes, and autonomous driving that are reasons for the optimism for future profits for highly-valued technology companies should also benefit Samsung, which is the leader in memory semiconductor chips.

Why we avoid investing in high multiple stocks

In the first half of this year, virtually all of the S&P 500 Index’s return was the result of strong returns from a handful of generally extremely highly priced technology companies. Expensive technology stock valuations are justified by some because these companies seem like quasi monopolies that will dominate the world. However, valuation matters, and furthermore, many of today’s most popular companies may not be nearly as well positioned as people think.

In a look back at the last period of technology stock dominance in the paper, Yes. It’s a Bubble. So What?, Rob Arnott noted that “At the beginning of 2000, the 10 largest market-cap tech stocks in the United States, collectively representing a 25% share of the S&P 500 Index—Microsoft, Cisco, Intel, IBM, AOL, Oracle, Dell, Sun, Qualcomm, and HP—did not live up to the excessively optimistic expectations. Over the next 18 years, not a single one beat the market.”

Perhaps even more interesting than the underperformance of the 10 largest market cap tech stocks post-2000 is the fact that, outside of Microsoft, none of the top 10 in 2000 would even be considered especially dominant today. (Interestingly, the Fund ended up owning six of the tech stocks in the list above, but at much lower valuations.) It is very difficult to pick the winning companies that can sustain their leadership, especially in the technology sector, yet valuations today are implying that most of today’s leaders should continue to be tomorrow’s leaders.

Conclusion

Value investing has now lagged growth investing for several years, though we continue to confidently adhere to our value approach in the belief that it produces superior results over time and helps manage the level of risk an investor takes on. We have very high standards for investments we make,

12

AMG Yacktman Focused Fund

Portfolio Manager’s Comments (continued)

and always emphasize that the price you pay is one of the most significant determinants of return.

In the last few years as many have favored short-term business and price momentum while ignoring valuation and risk, we have been fortunate that good security selection and our focus on price and risk have allowed us to deliver solid results even though it has not been a great bargain hunting environment. As always, we will be patient, objective, and diligent while managing the Fund.

[1]	Enterprise value = market capitalization – (excess cash + investments) Source: CapitalIQ and internal analysis
[2]	EBIT = Earnings before interest and taxes.

Source: CapitalIQ and internal analysis

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management, L.P. as of June 30, 2018 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

13

AMG Yacktman Focused Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Staples	27.6
Information Technology	19.2
Consumer Discretionary	12.0
Health Care	4.4
Industrials	2.8
Energy	2.1
Financials	1.8
Short-Term Investments[1]	30.5
Other Assets Less Liabilities[2]	(0.4)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Twenty-First Century Fox, Inc., Class B	11.5
The Procter & Gamble Co.	9.4
Samsung Electronics Co., Ltd., 2.880% (South Korea)	8.9
PepsiCo, Inc.	7.4
Johnson & Johnson	4.4
The Coca-Cola Co.	4.3
Oracle Corp.	4.3
Microsoft Corp.	2.7
Bollore SA (France)	2.2
Sysco Corp.	1.9

Top Ten as a Group	57.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG Yacktman Focused Fund

Fund Snapshots (unaudited)

For the six months ended June 30, 2018

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Hyundai Home Shopping Network Corp.	221,595
KT&G Corp.	568,203

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held
CNX Resources Corp. 5.875%, 04/15/22	$24,920,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Bollore SA	13,885,362	18,374,545
Samsung Electronics Co., Ltd., 2.880%	10,242,712	10,436,712

Sales	Net Shares Sold	Current Shares Held
Avon Products, Inc.	400,000	5,000,000
The Bank of New York Mellon Corp.	50,000	650,000
Cisco Systems, Inc.	3,800,000	1,700,000
The Coca-Cola Co.	600,000	3,900,000
ConocoPhillips	100,000	650,000
Exxon Mobil Corp.	50,000	450,000
Johnson & Johnson	20,000	1,430,000
Microsoft Corp.	400,000	1,100,000
Oracle Corp.	250,000	3,850,000
PepsiCo, Inc.	20,000	2,680,000
The Procter & Gamble Co.	25,000	4,775,000
Sysco Corp.	770,000	1,130,000
Twenty-First Century Fox, Inc., Class A	8,200,000	—
Twenty-First Century Fox, Inc., Class B	4,100,000	9,200,000
U.S. Bancorp	100,000	750,000

15

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 59.4%
Consumer Discretionary - 12.0%
Hyundai Home Shopping Network Corp. (South Korea)	221,595	$22,360,220
Twenty-First Century Fox, Inc., Class B	9,200,000	453,284,000
Total Consumer Discretionary		475,644,220
Consumer Staples - 26.0%
Avon Products, Inc. (United Kingdom)*	5,000,000	8,100,000
The Coca-Cola Co.	3,900,000	171,054,000
Hengan International Group Co., Ltd. (China)	5,872,300	56,326,253
KT&G Corp. (South Korea)	568,203	54,595,743
PepsiCo, Inc.	2,680,000	291,771,600
The Procter & Gamble Co.	4,775,000	372,736,500
Sysco Corp.	1,130,000	77,167,700
Total Consumer Staples		1,031,751,796
Energy - 2.1%
ConocoPhillips	650,000	45,253,000
Exxon Mobil Corp.	450,000	37,228,500
Total Energy		82,481,500
Financials - 1.8%
The Bank of New York Mellon Corp.	650,000	35,054,500
U.S. Bancorp	750,000	37,515,000
Total Financials		72,569,500
Health Care - 4.4%
Johnson & Johnson	1,430,000	173,516,200
Industrials - 2.8%
Aggreko PLC (United Kingdom)[1]	2,800,000	24,915,414
Bollore SA (France)[1]	18,374,545	85,330,408
Total Industrials		110,245,822
Information Technology - 10.3%
Cisco Systems, Inc.	1,700,000	73,151,000
Cognizant Technology Solutions Corp., Class A	330,000	26,066,700
Infosys, Ltd., Sponsored ADR (India)	1,500,000	29,145,000
Microsoft Corp.	1,100,000	108,471,000
Oracle Corp.	3,850,000	169,631,000
Total Information Technology		406,464,700
Total Common Stocks (Cost $1,613,118,960)		2,352,673,738

	Principal Amount
Corporate Bonds and Notes - 1.6%
Consumer Staples - 1.6%
Avon Products, Inc. (United Kingdom) 7.000%, 03/15/23[1,2]	$14,105,000	11,848,200

	Principal Amount	Value
Avon Products, Inc. (United Kingdom) 8.950%, 03/15/43[2]	$65,740,000	$50,803,215
Total Corporate Bonds and Notes (Cost $60,802,500)		62,651,415
	Shares
Preferred Stock - 8.9%
Information Technology - 8.9%
Samsung Electronics Co., Ltd., 2.880% (South Korea) (Cost $181,385,311)	10,436,712	352,436,300

	Principal Amount
Short-Term Investments - 30.5%
Joint Repurchase Agreements - 0.3%[3]
Citibank N.A., dated 06/29/18, due 07/02/18, 2.120% total to be received $2,159,218 (collateralized by various U.S. Government Agency Obligations, 2.405% - 6.000%, 04/01/24 - 04/01/48, totaling $2,202,014)	$2,158,837	2,158,837
National Bank Financial, dated 06/29/18, due 07/02/18, 2.010% total to be received $2,159,199 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.000%, 09/06/18 - 09/09/49, totaling $2,202,014)	2,158,837	2,158,837
NatWest Markets PLC, dated 06/29/18, due 07/02/18, 2.090% total to be received $454,097 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.625%, 05/15/20 - 05/15/46, totaling $463,103)	454,018	454,018
RBC Dominion Securities, Inc., dated 06/29/18, due 07/02/18, 2.110% total to be received $2,159,217 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 11/01/36 - 06/01/48, totaling $2,202,014)	2,158,837	2,158,837
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $2,159,251 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 07/15/19 - 02/15/48, totaling $2,202,030)	2,158,837	2,158,837
Total Joint Repurchase Agreements		9,089,366

The accompanying notes are an integral part of these financial statements.

16

AMG Yacktman Focused Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 30.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[4,5]	558,965,171	$558,965,171
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.79%[4,5]	637,499,118	637,499,118
Total Other Investment Companies		1,196,464,289
Total Short-Term Investments (Cost $1,205,553,655)		1,205,553,655

Value
Total Investments - 100.4% (Cost $3,060,860,426)	$3,973,315,108
Other Assets, less Liabilities - (0.4)%	(14,498,519)
Net Assets - 100.0%	$3,958,816,589

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $8,320,552 or 0.2% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
ADR American	Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$920,829,800	$110,921,996	—	$1,031,751,796
Consumer Discretionary	453,284,000	22,360,220	—	475,644,220
Information Technology	406,464,700	—	—	406,464,700
Health Care	173,516,200	—	—	173,516,200
Industrials	—	110,245,822	—	110,245,822
Energy	82,481,500	—	—	82,481,500
Financials	72,569,500	—	—	72,569,500
Corporate Bonds and Notes†	—	62,651,415	—	62,651,415
Preferred Stock††	—	352,436,300	—	352,436,300
Short-Term Investments
Joint Repurchase Agreements	—	9,089,366	—	9,089,366
Other Investment Companies	1,196,464,289	—	—	1,196,464,289

Total Investments in Securities	$3,305,609,989	$667,705,119	—	$3,973,315,108

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

17

AMG Yacktman Focused Fund - Security Selection Only

Portfolio Manager’s Comments (unaudited)

For the six month period ended June 30, 2018, the AMG Yacktman Focused Fund—Security Selection Only (“the Fund”) produced strong results, appreciating 4.42% compared with the S&P 500® Index’s 2.65% rise. The Fund’s performance compared even better to the Russell 1000® Value, which was down slightly with a return of -1.69%.

Top Contributors	Top Detractors
Twenty-First Century Fox (Fox)	Samsung Electronics Preferred (Samsung)
Cisco Systems, Inc. (Cisco)	Procter & Gamble (P&G)
Microsoft Corporation (Microsoft)	PepsiCo, Inc. (Pepsi)

Contributors

We previously advised shareholders to “stay tuned” on Fox, whose assets looked like they were about to become the prize in a bidding war between Comcast and The Walt Disney Company (Disney). A court ruling that allowed AT&T to complete its long-delayed acquisition of Time Warner Cable (a decision being appealed by the Justice Department) resulted in a bidding war for key Fox assets. Disney’s revised acquisition proposal increased from $28 to $38 per share, a nearly 36% rise over its original offer.

Microsoft and Cisco were also leading contributors to Fund results. Microsoft’s strong performance was a result of exceptional growth in its cloud division. Cisco appreciated along with the general strength in the technology sector.

Detractors

In the first half of 2018, the consumer staples sector was the weakest sector of the S&P 500 Index, declining approximately 8% and contributed to weakness in our positions in P&G and Pepsi. It reminded us a bit of 1999 when the NASDAQ 100, then largely a group of high priced technology growth stocks, was up 102% and the Consumer Staples ETF declined by 14.7%. The next several years that followed were much better for consumer staples companies and not so friendly to overpriced technology stocks.

Over the past few years, P&G has radically changed its product portfolio, selling off businesses that don’t fit and focusing resources on its top brands. We think the remaining portfolio is underappreciated and are pleased that Nelson Peltz of Trian joined the board this year to add a shareholder voice to the table. We think he will help to encourage even greater transformation in a company that may benefit from change.

The Fund owns Pepsi for its Frito Lay business, which, if it were a standalone company, would rank among the best packaged food companies in the world. We think the company is well-positioned for solid long-term results, even though the shares were weaker in the first half of the year.

Samsung was our biggest detractor in the first half of the year even though the company produced strong profits and sells at one of the lowest multiples of earnings and cash flow we have ever seen for a large global company. We believe Samsung’s stock today is incredibly inexpensive, with net cash and investments representing about 40% of the stock’s value at the preferred shares’ price. Adjusting for excess cash and investments, the preferred stock trades at about three times expected 2018 earnings, which is hardly the valuation deserved by a company called “Maybe the #1 technology company in the world” by Larry Ellison, founder of Oracle Corp.

Below we show the dramatic valuation difference between Samsung and popular growth stocks like Amazon.com, Netflix, and Tesla (which we will call ANT).

	Enterprise Value[1] (EV)	EBIT[2] (2018 Est.)	EV/EBIT
Samsung	$140	$57.1	2.5
Amazon.com	$844	$8.3	102
Netflix	$174	$1.8	97
Tesla	$68	$(0.7)	N/A
ANT Total:	$1,086	$9.4	116

Source: Capital IQ/Internal Estimates as of June 30, 2018. Enterprise value and EBIT figures are displayed in billions.

Samsung trades at a 98% discount to the ANT basket when looking at EV/EBIT as shown in the chart on the bottom of the left column. Samsung’s more than doubled between 2016-2017, increasing from $24.2 to $50 billion while the EBIT for ANT decreased. Many of the big data trends like artificial intelligence, connected homes, and autonomous driving that are reasons for the optimism for future profits for highly valued technology companies should also benefit Samsung, which is the leader in memory semiconductor chips.

Why we avoid investing in high multiple stocks

In the first half of this year, virtually all the S&P 500 Index’s return was the result of strong returns from a handful of generally quite high-priced technology companies. Expensive technology stock valuations are justified by some because these companies seem like quasi-monopolies that will dominate the world. However, valuation matters, and furthermore, many of today’s most popular companies may not be nearly as well-positioned as people think.

In a look back at the last period of technology stock dominance in the paper, Yes. It’s a Bubble. So What?, Rob Arnott noted that “At the beginning of 2000, the 10 largest market-cap tech stocks in the United States, collectively representing a 25% share of the S&P 500 Index—Microsoft, Cisco, Intel, IBM, AOL, Oracle, Dell, Sun, Qualcomm, and HP—did not live up to the excessively optimistic expectations. Over the next 18 years, not a single one beat the market.”

Perhaps even more interesting than the underperformance of the 10 largest market cap tech stocks post-2000 is the fact that, outside of Microsoft, none of the top 10 in 2000 would even be considered especially dominant today. It is tough to pick the winning companies that can sustain their leadership, especially in the technology sector, yet valuations today are implying that most of today’s leaders should continue to be tomorrow’s leaders.

Conclusion

Value investing has now lagged growth investing for several years, although we continue to confidently adhere to our value approach in the belief that it produces superior results over time and helps manage the level of risk an investor takes on. We have very high standards for the investments we make, and always emphasize that the price you pay is one of the most significant determinants of return.

In the last few years as many have favored short-term business and price momentum while

18

AMG Yacktman Focused Fund - Security Selection Only

Portfolio Manager’s Comments (continued)

ignoring valuation and risk, we have been fortunate that good security selection and our focus on price and risk have allowed us to deliver solid results even though it has not been a great bargain hunting environment. As always, we will be patient, objective, and diligent while managing the AMG Yacktman Focused Fund—Security Selection Only.

[1]	Enterprise value = market capitalization – (excess cash + investments). Source: CapitalIQ and internal analysis
[2]	EBIT = Earnings before interest and taxes.
Source:	CapitalIQ and internal analysis

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management, L.P. as of June 30, 2018 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

19

AMG Yacktman Focused Fund - Security Selection Only

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	31.2
Consumer Staples	29.5
Consumer Discretionary	19.8
Industrials	6.5
Health Care	6.4
Energy	2.0
Financials	1.8
Short-Term Investments	2.6
Other Assets Less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	% of Net Assets
Twenty-First Century Fox, Inc., Class B	16.1
Samsung Electronics Co., Ltd., 2.880% (South Korea)	13.5
PepsiCo, Inc.	8.7
The Procter & Gamble Co.	8.4
Cisco Systems, Inc.	4.0
The Coca-Cola Co.	3.8
Bollore SA (France)	3.8
Johnson & Johnson	3.7
Oracle Corp.	3.5
Hyundai Home Shopping Network Corp. (South Korea)	3.0

Top Ten as a Group	68.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG Yacktman Focused Fund - Security Selection Only

Fund Snapshots (unaudited)

For the six months ended June 30, 2018

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
Kissei Pharmaceutical Co, Ltd.	500
KT&G Corp.	200

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held
CNX Resources Corp. 5.875%, 04/15/22	$10,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Bollore SA	10,593	12,093
CAC Holdings Corp.	2,300	4,600
PepsiCo, Inc.	200	1,200
The Procter & Gamble Co.	300	1,600
Samsung Electronics Co., Ltd., 2.880%	5,915	6,000

Sales	Net Shares Sold	Current Shares Held
America’s Car-Mart, Inc.	600	150
Cisco Systems, Inc.	300	1,400
Microsoft Corp.	300	415
Sysco Corp.	310	500
Twenty-First Century Fox, Inc., Class B	1,100	4,900
Unilever NV	400	—

21

AMG Yacktman Focused Fund - Security Selection Only

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 77.6%
Consumer Discretionary - 19.8%
America’s Car-Mart, Inc.*	150	$9,285
Hyundai Home Shopping Network
Corp. (South Korea)	450	45,408
Twenty-First Century Fox, Inc., Class B	4,900	241,423
Total Consumer Discretionary		296,116
Consumer Staples - 25.7%
The Coca-Cola Co.	1,300	57,018
Hengan International Group Co., Ltd. (China)	2,000	19,184
KT&G Corp. (South Korea)	200	19,217
PepsiCo, Inc.	1,200	130,644
The Procter & Gamble Co.	1,600	124,896
Sysco Corp.	500	34,145
Total Consumer Staples		385,104
Energy - 2.0%
ConocoPhillips	265	18,449
Exxon Mobil Corp.	145	11,996
Total Energy		30,445
Financials - 1.8%
The Bank of New York Mellon Corp.	240	12,943
U.S. Bancorp	280	14,006
Total Financials		26,949
Health Care - 6.4%
Anthem, Inc.	115	27,373
Johnson & Johnson	450	54,603
Kissei Pharmaceutical Co, Ltd. (Japan)	500	13,546
Total Health Care		95,522
Industrials - 6.5%
Aggreko PLC (United Kingdom)	1,000	8,898
Bollore SA (France)	12,093	56,158
Oliver Corp. (Japan)	1,700	32,015
Total Industrials		97,071
Information Technology - 15.4%
CAC Holdings Corp. (Japan)	4,600	45,010
Cisco Systems, Inc.	1,400	60,242

	Shares	Value
Cognizant Technology Solutions Corp., Class A	200	$15,798
Infosys, Ltd., Sponsored ADR (India)	850	16,516
Microsoft Corp.	415	40,923
Oracle Corp.	1,175	51,770
Total Information Technology		230,259
Total Common Stocks (Cost $1,000,537)		1,161,466

	Principal Amount
Corporate Bonds and Notes - 3.0%
Consumer Staples - 3.0%
Avon Products, Inc. (United Kingdom) 8.950%, 03/15/43[1]	$58,000	44,822
Total Corporate Bonds and Notes (Cost $53,533)		44,822

	Shares
Preferred Stocks - 16.6%
Consumer Staples - 0.8%
Amorepacific Corp., 0.900% (South Korea)	85	11,809
Information Technology - 15.8%
Samsung Electronics Co., Ltd., 2.880% (South Korea)	6,000	202,613
Samsung SDI Co., Ltd., 1.110% (South Korea)	400	33,317
Total Information Technology		235,930
Total Preferred Stocks
(Cost $213,885)		247,739
Short-Term Investments - 2.6%
Other Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[2]	38,676	38,676
Total Short-Term Investments (Cost $38,676)		38,676
Total Investments - 99.8% (Cost $1,306,631)		1,492,703
Other Assets, less Liabilities - 0.2%		3,552
Net Assets - 100.0%		$1,496,255

*	Non-income producing security.
[1]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[2]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR American	Depositary Receipt

The accompanying notes are an integral part of these financial statements.

22

AMG Yacktman Focused Fund - Security Selection Only

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$346,703	$38,401	—	$385,104
Consumer Discretionary	250,708	45,408	—	296,116
Information Technology	185,249	45,010	—	230,259
Industrials	32,015	65,056	—	97,071
Health Care	81,976	13,546	—	95,522
Energy	30,445	—	—	30,445
Financials	26,949	—	—	26,949
Corporate Bonds and Notes†	—	44,822	—	44,822
Preferred Stocks††	—	247,739	—	247,739
Short-Term Investments
Other Investment Companies	38,676	—	—	38,676

Total Investments in Securities	$992,721	$499,982	—	$1,492,703

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(63,832)	$63,832	—

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

23

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (unaudited)

AMG Yacktman Special Opportunities Fund - Mid-Year Update - June 30, 2018

For the six months ending June 30, 2018, the AMG Yacktman Special Opportunities Fund (the “Fund”) returned (0.33)%. The MSCI ACWI All Cap Index, returned (0.17)% during the same period. Since inception four years ago, the Fund has generated annual compound returns of 8.06% versus 6.42% for the benchmark.

Our performance was closely in line with the market over the first half of the year even as we refreshed the Fund with new ideas following two years of particularly strong performance. We are excited about the potential of the Fund’s new holdings while maintaining a low turnover approach with a core of long-time positions. As shown in the table below, the Fund’s quality has improved while valuation became even cheaper on both an absolute and relative basis. We believe this valuation disparity versus the market is a good indicator of the Fund’s future potential.

Fund Portfolio Overview:

Financial Metrics[1]	YASLX/ YASSX	MSCI ACWI All-Cap	S&P 500®	Russell 2000®
Price/Earnings (P/E)	11.38	17.07	20.91	19.57
Price/Book Value (P/BV)	1.32	2.14	3.13	2.17
Price/Cash Flow (CF)	6.36	10.56	13.45	11.35
Price/Sales (P/S)	0.87	1.67	2.37	1.64
Enterprise Value/EBIT	7.75	17.32	18.95	17.09
Debt to Equity	38.1%	86.3%	97.7%	75.3%
ROA%	7.1%	6.7%	7.8%	3.7%

We added eleven new holdings and exited four during the first six months of the year. Even with healthy activity, we maintained our concentrated approach with the top ten holdings making up 41% of the Fund. The range of our new investments showcases the enormous advantage of having a flexible, go-anywhere approach. During the first half, we purchased two micro-caps in Japan, a Singapore conglomerate, a Thai consumer staple company, a Canadian oil & gas service business, an Italian wine merchant, a mid-cap U.S. industrial/real-estate business, a Norwegian consulting firm, and convertible bonds of a Canadian food distributor. All of these new positions meet our investment criteria.

We exited the positions that no longer met our investment criteria due to price appreciation (Tessi), acquisition (Trilogy International), or a change in our estimate of business quality or future outlook (Stallergenes Greer, Daelim Industrial). We also reduced our position in the bonds of Emeco Holdings at a premium to par value. Once the Fund’s largest position, the remaining Emeco bonds will likely be refinanced in the next 18–24 months. The Fund’s cash position at the end of the first half was 3.2%, with another few percent in Twenty-First Century Fox which we view as “cash-like” given the pending merger. We retain ample flexibility to react to market conditions.

Value Investing - The Search for Hidden Value

Won’t You Be My Neighbor?, the newly released documentary about children’s television icon Fred Rogers, shows Rogers giving a commencement speech at Dartmouth College. In the speech, he describes a favorite quote from the book The Little Prince, which reads “L’essential est l’invisibles pour les yeux.” Or in English, “What is essential is invisible to the eye.”

One tenet of our approach is to look deeper into a potential investment for the essential components of value which are not always obvious from the typical hallmarks of “cheapness,” like a simple price-to-earnings (P/E) or price-to-book (P/B) ratio. For many market participants, if value does not show up in these ratios, the opportunity may as well be invisible.

We therefore spend a great deal of time searching for opportunities that the market is overlooking. As an example, litigation finance company Bentham IMF does not “screen” very well given the uneven nature of legal cases. Yet we believe the company has built up tremendous value in its world-class expertise and portfolio of pending cases.

Another instance of hidden value is our new position in CB Industrial Product Holding (“CBIP”), a family-run industrial company in Malaysia. CBIP’s main segment designs and builds industrial mills for processing palm oil, a type of vegetable oil. CBIP’s unique system boosts the extraction rate (how much oil can be squeezed out of the fresh fruit bunches) by 5-10% over conventional mills while also saving approximately 50% in employee and maintenance costs. This engineering division is a high-return, highly profitable business with a long growth runway.

Looking deeper, we think CBIP has substantial value which is not currently contributing to results despite offering significant long-term potential. In 2012, CBIP broadened out from building mills to owning an oil palm plantation. They have since planted 11.5k hectares of oil palm at great cost. New plantations tend to lose money for the first few years as it takes time for trees to mature. While this planting program initially hurt bottom-line profits, the trees continue to grow every day, increasing their value to CBIP shareholders. Estimates of fair value on a mature plantation are over USD10k+ per hectare, with some precedent M&A activity in the USD20-25k/ha range. At these higher land values, CBIP’s plantation alone is worth more than the stock’s entire market capitalization. The plantation should start generating cash flow next year which may make this “invisible” value easier for others to see.

To bring it back to Mr. Rogers, having a natural curiosity is a large part of both childhood and investing. Anyone who has spent time with a young child knows they are innately curious and ask questions about everything, no matter how small or boring the detail may seem. It’s this same curiosity that drives us to seek answers on topics like litigation finance or palm oil milling which may shed light on a potential investment. In addition to being curious, children can be stubborn and contrarian—perhaps they would make the perfect value investor?

Contributors/Detractors

The three top contributors to performance during the first half of 2018 were Twenty-First Century Fox (“Fox”), America’s Car-Mart Inc. (“Car-Mart”), and Texhong Textile Group Ltd (“Texhong”). Late last year, the Walt Disney Company (“Disney”) offered to acquire a large portion of the assets in Fox. We purchased additional shares after the merger announcement based on the belief that the market was undervaluing the portion of Fox that would remain with shareholders. A few months later, Comcast Corp. topped Disney’s bid, validating the

24

AMG Yacktman Special Opportunities Fund

Portfolio Manager’s Comments (continued)

uniqueness of these assets. Disney countered with an even higher offer and looks like it will close the revised deal later this year. We reduced our position as value was unlocked by the sales process.

Both Car-Mart and Texhong have been investments in the Fund since inception. Car-Mart struggled in recent years due to fierce competition in the subprime auto loan industry. In response to (seemingly) foolish loans by competitors, Car-Mart slowed its expansion process, doubled down on improving its business practices, and allocated capital toward an aggressive share repurchase program. We applaud such buybacks when shares are materially undervalued. Since reaching a bottom in early 2016 in the low $20s, CRMT’s stock has tripled, and we reduced the size of our weighting accordingly. With better execution and new dealerships opening again, we feel there is plenty of road ahead even with the stock’s strong performance.

Management at Texhong continues to execute on its vision of becoming an integrated player in the clothing supply chain by expanding the company’s downstream capabilities. This should help diversify the group away from yarn manufacturing into higher-value garments such as denim. Consistent with our valuation discipline, we reduced our position slightly as Texhong’s stock price rallied more than 30% in a few weeks. Although trade war jitters have recently impacted the stock, we feel Texhong is well-positioned to take advantage of any weakness in its smaller competitors.

Our three largest detractors over the first half of 2018 were CBIP, Reckon Ltd, and Samsung Electronics Preferred (“Samsung”). As discussed earlier, we believe CBIP is a well-run company with a strong business and underappreciated assets. Emerging markets have been a tough space this year and CBIP’s stock was caught up in the headwinds. We disagree with the market’s assessment.

Reckon is an Australian company that sells accounting software to both individuals and accounting firms. The company started as a distributor of Intuit Quickbooks in the Australia/New Zealand region before expanding into a number of verticals which complicated the investment case. Management’s quest to simplify the structure started with the spin-off of its document management division last year. It followed with a transformational agreement to sell Reckon’s accountant division to MYOB Group Ltd. in November 2017. This was a great deal for shareholders, as Reckon was selling roughly half its business for more than the entire company was worth prior to the announcement. Unfortunately, the deal was terminated after running into trouble clearing anti-trust approval. While we are disappointed with the outcome, we feel the stock remains undervalued. Its software suite remains a sticky product with almost 100% of revenue now converted to a recurring, subscription-based model. These kinds of software businesses trade at much higher valuations than Reckon’s current price.

Samsung’s stock price declined during the first half of 2018 despite reporting record operating results.

While there are concerns over the semiconductor cycle, we feel the long-term outlook for computer chips is bright. Samsung’s technological leadership and scale in a capital intensive industry is a sustainable competitive advantage, yet it remains one of the cheapest mega-cap companies in the world. It remains one of our largest positions.

Concluding Thoughts

By nearly all metrics, today’s stock market is expensive and investors are taking on a great deal of risk by paying such high prices. The good news is that the Fund is not the market, but rather a collection of carefully selected businesses with an emphasis on quality, inexpensive valuations, and risk management. We remain committed to our value-based approach and our performance results have warranted that resolve over the last four years. We feel the AMG Yacktman Special Opportunities Fund’s flexible structure gives us the widest possible lens in our search for value—even when it may be invisible at first glance. We thank existing shareholders for their continued support.

[1]	Source: FactSet; Weighted average metrics as of 6/30/18; Portfolio characteristics are subject to change.

This commentary reflects the viewpoints of the portfolio manager, Yacktman Asset Management, L.P. as of June 30, 2018 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

25

AMG Yacktman Special Opportunities Fund

Fund Snapshots (unaudited)

June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	28.9
Consumer Discretionary	22.4
Information Technology	14.4
Energy	10.9
Financials	9.2
Consumer Staples	5.4
Materials	3.1
Telecommunication Services	1.3
Utilities	0.7
Health Care	0.3
Short-Term Investments[1]	5.9
Other Assets Less Liabilities[2]	(2.5)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on securities lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets
IMF Bentham, Ltd. (Australia)	6.0
Samsung Electronics Co., Ltd., 2.880% (South Korea)	4.9
Computer Services, Inc.	4.7
Reading International, Inc., Class A	4.2
Ocean Wilsons Holdings, Ltd. (Bermuda)	4.0
Pardee Resources Co., Inc.	3.7
America’s Car-Mart, Inc.	3.4
JAKKS Pacific, Inc., 4.875%, 06/01/20	3.4
Hargreaves Services PLC (United Kingdom)	3.4
CB Industrial Product Holding (Malaysia)	3.3

Top Ten as a Group	41.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

26

AMG Yacktman Special Opportunities Fund

Fund Snapshots (unaudited)

For the six months ended June 30, 2018

NEW EQUITY POSITIONS

New Purchases	Current Shares Held
AMERCO	2,000
Boustead Singapore, Ltd.	2,000,000
GMO Pepabo, Inc.	13,000
HLS Therapeutics, Inc.	14,661
HLS Therapeutics, Inc. (Preferred)	24,901
Ifis Japan, Ltd.	40,100
Italian Wine Brands SpA	33,000
Thai Wah PCL	750,000
Total Energy Services, Inc.	66,000
Webstep A.S.	173,120

NEW CORPORATE BOND & NOTE POSITIONS

New Purchases	Current Principal Held
Colabor Group, Inc., 6.000%, 10/13/21	$1,290,000

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held
Emeco Pty, Ltd., Series B, 9.250%, 03/31/22	$800,000	$220,859

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held
Aggreko PLC	15,000	75,000
Arcus ASA	72,000	134,000
Cambria Automobiles PLC	50,000	600,000
Catering International Services	1,621	54,300
CB Industrial Product Holding	2,018,100	3,900,000
Computer Services, Inc.	4,781	36,000
IMF Bentham, Ltd.	7,304	1,035,943
Marshall Motor Holdings PLC	20,000	230,000
Master Drilling Group, Ltd.	160,000	920,000
Nam Lee Pressed Metal Industries, Ltd.	100,000	700,000
Ocean Wilsons Holdings, Ltd.	13,500	114,000
Pardee Resources Co., Inc.	802	7,352
Reading International, Inc.	6,690	100,000
Reckon, Ltd.	80,000	620,000
Sotsu Co., Ltd.	7,500	25,000
Utoc Corp.	10,400	44,000
Vertu Motors PLC	40,000	540,000
Daekyo Co., Ltd., 5.250%	8,100	42,100
Samsung Electronics Co., Ltd., 2.880%	54,100	55,000

Sales	Net Shares Sold	Current Shares Held
America’s Car-Mart, Inc.	13,238	21,000
Automodular Corp.	88,406	—
Gruppo MutuiOnline SpA	5,000	21,000
Lamprell PLC	453,641	700,000
Stallergenes Greer PLC	6,450	—
Tessi, S.A.	1,233	—
Texhong Textile Group, Ltd.	250,000	800,000
Trilogy International, Ltd.	580,000	—
Twenty-First Century Fox, Inc., Class A	34,000	4,000
Daelim Industrial Co., Ltd., 1.010%	2,600	—

27

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2018

	Shares	Value
Common Stocks - 84.3%
Consumer Discretionary - 21.9%
America’s Car-Mart, Inc. (United States)*	21,000	$1,299,900
Cambria Automobiles PLC (United Kingdom)	600,000	483,028
HUB Co., Ltd. (Japan)[1]	27,000	287,192
Marshall Motor Holdings PLC (United Kingdom)	230,000	505,398
Mondo TV SpA (Italy)*	55,000	239,726
Reading International, Inc., Class A
(United States)*	100,000	1,595,000
Retail Holdings, N.V. (Curaçao)	76,000	870,960
Sotsu Co., Ltd. (Japan)	25,000	543,917
Texhong Textile Group, Ltd. (Hong Kong)	800,000	1,203,990
Twenty-First Century Fox, Inc., Class A
(United States)	4,000	198,760
Twenty-First Century Fox, Inc., Class B
(United States)	15,000	739,050
Vertu Motors PLC (United Kingdom)	540,000	353,481
Total Consumer Discretionary		8,320,402
Consumer Staples - 5.4%
Apetit OYJ (Finland)	27,795	432,596
Arcus ASA (Norway)[2]	134,000	699,258
Italian Wine Brands SpA (Italy)	33,000	479,461
Sapporo Clinical Laboratory, Inc. (Japan)[1]	9,100	207,044
Thai Wah PCL, Class F (Thailand)	750,000	210,723
Total Consumer Staples		2,029,082
Energy - 10.9%
Hargreaves Services PLC (United Kingdom)	278,682	1,289,718
Lamprell PLC (United Arab Emirates)*	700,000	872,090
Pardee Resources Co., Inc. (United States)	7,352	1,396,880
Total Energy Services, Inc. (Canada)	66,000	583,365
Total Energy		4,142,053
Financials - 8.6%
Gruppo MutuiOnline SpA (Italy)	21,000	349,220
IMF Bentham, Ltd. (Australia)	1,035,943	2,290,946
Spice Private Equity AG (Switzerland)*	23,500	632,251
Total Financials		3,272,417
Health Care - 0.3%
HLS Therapeutics, Inc. (Canada)*	14,661	104,827
Industrials - 22.8%
Aggreko PLC (United Kingdom)	75,000	667,377
AMERCO (United States)[1]	2,000	712,300
Boustead Singapore, Ltd. (Singapore)	2,000,000	1,144,954
Catering International Services (France)	54,300	1,185,797
CB Industrial Product Holding (Malaysia)	3,900,000	1,244,109

	Shares	Value
CMI, Ltd. (Australia)	450,000	$454,576
Judges Scientific PLC (United Kingdom)	13,000	434,065
Mitani Corp. (Japan)	12,800	570,877
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	700,000	184,954
Ocean Wilsons Holdings, Ltd. (Bermuda)	114,000	1,534,604
Oliver Corp. (Japan)	10,100	190,205
Rocky Mountain Dealerships, Inc. (Canada)	13,000	108,873
Utoc Corp. (Japan)	44,000	204,400
Total Industrials		8,637,091
Information Technology - 9.3%
Computer Services, Inc. (United States)	36,000	1,785,600
GMO Pepabo, Inc. (Japan)	13,000	507,002
Ifis Japan, Ltd. (Japan)	40,100	265,641
Reckon, Ltd. (Australia)*	620,000	445,066
Webstep A.S. (Norway)[2]	173,120	535,663
Total Information Technology		3,538,972
Materials - 3.1%
Master Drilling Group, Ltd. (South Africa)	920,000	791,398
SK Kaken Co., Ltd. (Japan)[1]	4,000	368,875
Total Materials		1,160,273
Telecommunication Services - 1.3%
Otelco, Inc., Class A (United States)*	34,031	508,763
Utilities - 0.7%
Maxim Power Corp. (Canada)*	140,000	271,555
Total Common Stocks (Cost $28,460,357)		31,985,435
	Principal Amount
Corporate Bonds and Notes - 6.5%
Financials - 0.6%
WesternOne, Inc. (Canada)
6.250%, 06/30/20	$335,000	229,339
Industrials - 5.9%
Colabor Group, Inc. (Canada)
6.000%, 10/13/21	1,290,000	726,125
Emeco Pty, Ltd. (Australia)
Series B
9.250%, 03/31/22	220,859	235,491
JAKKS Pacific, Inc. (United States)
4.875%, 06/01/20[2]	1,500,000	1,290,780
Total Industrials		2,252,396
Total Corporate Bonds and Notes (Cost $2,436,672)		2,481,735

The accompanying notes are an integral part of these financial statements.

28

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 5.8%
Consumer Discretionary - 0.5%
Daekyo Co., Ltd., 5.250% (South Korea)	42,100	$184,152
Health Care - 0.0%
HLS Therapeutics, Inc. (Canada)[3]	24,901	0
Industrials - 0.2%
Sebang Co., Ltd., 2.770% (South Korea)	13,300	79,358
Information Technology - 5.1%
Daeduck GDS Co., Ltd., 3.820% (South Korea)	10,705	82,595
Samsung Electronics Co., Ltd., 2.880% (South Korea)	55,000	1,857,290
Total Information Technology		1,939,885
Total Preferred Stocks (Cost $1,539,002)		2,203,395

	Principal Amount
Short-Term Investments - 5.9%
Joint Repurchase Agreements - 2.7%[4]
Jefferies LLC, dated 06/29/18, due 07/02/18, 1.990% total to be received $21,307 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $21,729)	$21,303	21,303

	Principal Amount	Value
NBC Global Finance Ltd., dated 06/29/18, due 07/02/18, 1.950% total to be received $1,000,163 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 01/31/20 - 09/09/49, totaling $1,020,003)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		1,021,303

	Shares
Other Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[5]	1,225,010	1,225,011
Total Short-Term Investments (Cost $2,246,314)		2,246,314
Total Investments - 102.5% (Cost $34,682,345)		38,916,879
Other Assets, less Liabilities - (2.5)%		(950,373)
Net Assets - 100.0%		$37,966,506

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $976,435 or 2.6% of net assets, were out on loan to various brokers.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $2,525,701 or 6.7% of net assets.

[3]	Security’s value was determined by using significant unobservable inputs.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

29

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,950,328	$2,686,763	—	$8,637,091
Consumer Discretionary	6,045,577	2,274,825	—	8,320,402
Energy	2,852,335	1,289,718	—	4,142,053
Information Technology	2,766,329	772,643	—	3,538,972
Financials	349,220	2,923,197	—	3,272,417
Consumer Staples	906,302	1,122,780	—	2,029,082
Materials	1,160,273	—	—	1,160,273
Telecommunication Services	508,763	—	—	508,763
Utilities	271,555	—	—	271,555
Health Care	104,827	—	—	104,827
Corporate Bonds and Notes†	—	2,481,735	—	2,481,735
Preferred Stocks
Information Technology	—	1,939,885	—	1,939,885
Consumer Discretionary	184,152	—	—	184,152
Industrials	79,358	—	—	79,358
Health Care	—	—	$0	0
Short-Term Investments
Joint Repurchase Agreements	—	1,021,303	—	1,021,303
Other Investment Companies	1,225,011	—	—	1,225,011

Total Investments in Securities	$22,404,030	$16,512,849	$0	$38,916,879

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,204,433	$(7,374,277)	$7,374,277	$(1,204,433)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

30

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2018:

	Common Stock	Preferred Stock	Total
Balance as of December 31, 2017	$168,794	—	$168,794
Accrued discounts (premiums)	—	—	—
Realized gain (loss)	(18,669)	—	(18,669)
Change in unrealized appreciation/depreciation	13,460	$(30,208)	(16,748)
Corporate actions	(163,585)	30,208	(133,377)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2018	—	$0	$0

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2018	—	$(30,208)	$(30,208)

At June 30, 2018, the Level 3 security is a Preferred Stock received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

Country	% of Long-Term Investments
Australia	9.3
Bermuda	4.2
Canada	5.5
Curaçao	2.4
Finland	1.2
France	3.2
Hong Kong	3.3
Italy	2.9
Japan	8.6
Malaysia	3.4
Norway	3.4
Singapore	3.6
South Africa	2.1
South Korea	6.0
Switzerland	1.7
Thailand	0.6
United Arab Emirates	2.4
United Kingdom	10.2
United States	26.0

100.0

The accompanying notes are an integral part of these financial statements.

31

Statement of Assets and Liabilities (unaudited)

June 30, 2018

	AMG Yacktman Fund	AMG Yacktman Focused Fund[1]	AMG Yacktman Focused Fund - Security Selection Only	AMG Yacktman Special Opportunities Fund
Assets:
Investments at Value* (including securities on loan valued at $14,075,109, $8,320,552, $0, and $976,435, respectively)	$7,619,808,748	$3,973,315,108	$1,492,703	$38,916,879
Cash	—	—	252	—
Foreign currency**	—	—	—	97,748
Dividend, interest and other receivables	12,678,017	7,882,179	4,529	71,318
Receivable for Fund shares sold	2,572,581	1,987,191	—	12,000
Receivable from affiliate	53,894	26,127	6,299	5,553
Prepaid expenses and other assets	100,761	86,604	24,945	29,097
Total assets	7,635,214,001	3,983,297,209	1,528,728	39,132,595
Liabilities:
Payable upon return of securities loaned	14,488,609	9,089,366	—	1,021,303
Payable for investments purchased	8,581,392	4,903,314	14,008	55,020
Payable for Fund shares repurchased	7,993,529	6,128,855	—	—
Accrued expenses:
Investment advisory and management fees	2,671,557	2,799,291	1,047	43,349
Administrative fees	932,112	482,636	181	4,746
Shareholder service fees	621,408	366,925	—	737
Professional fees	347,909	206,192	13,961	20,107
Trustee fees and expenses	84,721	41,092	11	395
Other	687,597	462,949	3,265	20,432
Total liabilities	36,408,834	24,480,620	32,473	1,166,089
Net Assets	$7,598,805,167	$3,958,816,589	$1,496,255	$37,966,506
* Investments at cost	$5,682,497,062	$3,060,860,426	$1,306,631	$34,682,345
** Foreign currency at cost	—	—	—	$97,260

The accompanying notes are an integral part of these financial statements.

32

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund[1]	AMG Yacktman Focused Fund - Security Selection Only	AMG Yacktman Special Opportunities Fund
Net Assets Represent:
Paid-in capital	$4,364,449,238	$2,412,792,555	$1,235,444	$31,497,803
Undistributed (distribution in excess of) net investment income	66,635,198	26,694,544	(47)	65,665
Accumulated net realized gain from investments	1,230,429,584	606,883,358	74,789	2,168,707
Net unrealized appreciation/depreciation of investments	1,937,291,147	912,446,132	186,069	4,234,331
Net Assets	$7,598,805,167	$3,958,816,589	$1,496,255	$37,966,506

Class N:
Net Assets	—	$2,440,432,395	$17,765	—
Shares outstanding	—	111,545,516	1,446	—
Net asset value, offering and redemption price per share	—	$21.88	$12.29	—
Class I:
Net Assets	$7,598,805,167	$1,518,384,194	$1,478,490	$8,722,463
Shares outstanding	323,209,563	69,470,872	120,312	728,013
Net asset value, offering and redemption price per share	$23.51	$21.86	$12.29	$11.98
Class Z:
Net Assets	—	—	—	$29,244,043
Shares outstanding	—	—	—	2,435,160
Net asset value, offering and redemption price per share	—	—	—	$12.01

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

33

Statement of Operations (unaudited)

For the six months ended June 30, 2018

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Focused Fund - Security Selection Only	AMG Yacktman Special Opportunities Fund
Investment Income:
Dividend income	$92,805,868	$49,056,824	$17,155	$455,984
Interest income	5,772,697	3,723,700	2,612	150,590
Securities lending income	57,787	35,619	6	9,145
Foreign withholding tax	(3,339,736)	(2,773,178)	(911)	(35,013)
Total investment income	95,296,616	50,042,965	18,862	580,706
Expenses:
Investment advisory and management fees	17,659,850	17,605,409	6,197	309,011
Administrative fees	6,174,261	3,035,415	1,068	28,651
Shareholder servicing fees - Class N	—	2,336,319	—	—
Shareholder servicing fees - Class I	4,077,696	—	—	4,457
Custodian fees	295,753	194,618	1,586	9,645
Trustee fees and expenses	270,910	135,581	46	1,171
Professional fees	253,293	153,562	10,969	17,342
Reports to shareholders	234,942	122,700	1,902	4,952
Transfer agent fees	168,381	121,920	52	645
Registration fees	57,302	48,176	14,904	17,683
Miscellaneous	93,003	49,050	671	1,280
Total expenses before offsets	29,285,391	23,802,750	37,395	394,837
Expense reimbursements	—	—	(29,702)	(29,797)
Fee waivers	(324,125)	(157,130)	—	—
Net expenses	28,961,266	23,645,620	7,693	365,040
Net investment income	66,335,350	26,397,345	11,169	215,666
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,071,558,681	506,208,034	60,513	1,687,072
Net realized loss on foreign currency transactions	(145,766)	(122,103)	(449)	(30,327)
Net change in unrealized appreciation/depreciation on investments	(927,209,514)	(396,626,521)	(8,990)	(2,015,152)
Net change in unrealized appreciation/depreciation on foreign currency translations	(26,232)	(13,964)	(11)	(1,388)
Net realized and unrealized gain (loss)	144,177,169	109,445,446	51,063	(359,795)
Net increase (decrease) in net assets resulting from operations	$210,512,519	$135,842,791	$62,232	$(144,129)

The accompanying notes are an integral part of these financial statements.

34

Statements of Changes in Net Assets

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG Yacktman Fund		AMG Yacktman Focused Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017[1]
Increase in Net Assets Resulting From Operations:
Net investment income	$66,335,350	$119,207,813	$26,397,345	$41,918,645
Net realized gain on investments	1,071,412,915	804,472,517	506,085,931	491,755,037
Net change in unrealized appreciation/depreciation on investments	(927,235,746)	523,246,685	(396,640,485)	287,393,040
Net increase in net assets resulting from operations	210,512,519	1,446,927,015	135,842,791	821,066,722
Distributions to Shareholders:
From net investment income:
Class N	—	—	—	(24,704,545)
Class I	—	(119,083,479)	—	(17,169,940)
From net realized gain on investments:
Class N	—	—	—	(274,734,682)
Class I	—	(736,717,154)	—	(156,041,818)
Total distributions to shareholders	—	(855,800,633)	—	(472,650,985)
Capital Share Transactions:[3]
Net decrease from capital share transactions	(1,334,082,806)	(395,915,227)	(559,031,442)	(497,518,385)
Total increase (decrease) in net assets	(1,123,570,287)	195,211,155	(423,188,651)	(149,102,648)
Net Assets:
Beginning of period	8,722,375,454	8,527,164,299	4,382,005,240	4,531,107,888
End of period	$7,598,805,167	$8,722,375,454	$3,958,816,589	$4,382,005,240
End of period undistributed net investment income	$66,635,198	$299,848	$26,694,544	$297,199

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed as described in Note 1 of the Notes to the Financial Statements.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

35

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG Yacktman Focused Fund - Security Selection Only		AMG Yacktman Special Opportunities Fund
	June 30, 2018	December 31, 2017[2]	June 30, 2018	December 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$11,169	$15,386	$215,666	$172,930
Net realized gain on investments	60,064	24,237	1,656,745	2,104,737
Net change in unrealized appreciation/depreciation on investments	(9,001)	195,070	(2,016,540)	6,393,474
Net increase (decrease) in net assets resulting from operations	62,232	234,693	(144,129)	8,671,141
Distributions to Shareholders:
From net investment income:
Class N	—	(303)	—	—
Class I	—	(24,780)	—	(91,697)
Class Z	—	—	—	(337,180)
From net realized gain on investments:
Class N	—	(133)	—	—
Class I	—	(10,898)	—	(290,394)
Class Z	—	—	—	(1,021,519)
Total distributions to shareholders	—	(36,114)	—	(1,740,790)
Capital Share Transactions:[3]
Net increase from capital share transactions	25,000	1,210,444	399,488	8,561,808
Total increase in net assets	87,232	1,409,023	255,359	15,492,159
Net Assets:
Beginning of period	1,409,023	—	37,711,147	22,218,988
End of period	$1,496,255	$1,409,023	$37,966,506	$37,711,147
End of period undistributed (distribution in excess of) net investment income	$(47)	$(11,216)	$65,665	$(150,001)

[2]	Commencement of operations was January 30, 2017.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

36

AMG Yacktman Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017	2016[1]	2015	2014	2013
Net Asset Value, Beginning of Period	$22.85	$21.39	$20.87	$25.12	$23.54	$19.12
Income (loss) from Investment Operations:
Net investment income[2,3]	0.18	0.32	0.33	0.31	0.26	0.23
Net realized and unrealized gain (loss) on investments	0.48	3.58	2.03	(1.71)	2.43	5.07
Total income (loss) from investment operations	0.66	3.90	2.36	(1.40)	2.69	5.30
Net investment income	—	(0.34)	(0.41)	(0.34)	(0.27)	(0.21)
Net realized gain on investments	—	(2.10)	(1.43)	(2.51)	(0.84)	(0.67)
Total distributions to shareholders	—	(2.44)	(1.84)	(2.85)	(1.11)	(0.88)
Net Asset Value, End of Period	$23.51	$22.85	$21.39	$20.87	$25.12	$23.54
Total Return[3,4]	2.89%[5]	18.23%	11.20%	(5.63)%	11.33%	27.74%
Ratio of net expenses to average net assets	0.70%[6]	0.71%	0.71%	0.71%	0.71%	0.74%[7]
Ratio of gross expenses to average net assets[8]	0.71%[6]	0.72%	0.72%	0.72%	0.71%	0.75%[7]
Ratio of net investment income to average net assets[3]	1.61%[6]	1.38%	1.51%	1.29%	1.08%	1.05%[7]
Portfolio turnover	5%[5]	2%	4%	2%	9%	17%
Net assets end of period (000’s) omitted	$7,598,805	$8,722,375	$8,527,164	$8,936,608	$14,217,017	$13,931,446

[1]	Effective October 1, 2016, the Service Class was renamed Class I.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes non-routine extraordinary expenses amounting to 0.019% of average net assets.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

37

AMG Yacktman Focused Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$21.13	$19.69	$19.77	$25.88	$25.15	$20.52
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.19	0.19	0.22	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.62	3.75	2.05	(1.51)	2.54	5.39
Total income (loss) from investment operations	0.75	3.94	2.24	(1.29)	2.71	5.54
Less Distributions to Shareholders from:
Net investment income	—	(0.21)	(0.30)	(0.24)	(0.18)	(0.14)
Net realized gain on investments	—	(2.29)	(2.02)	(4.58)	(1.80)	(0.77)
Total distributions to shareholders	—	(2.50)	(2.32)	(4.82)	(1.98)	(0.91)
Net Asset Value, End of Period	$21.88	$21.13	$19.69	$19.77	$25.88	$25.15
Total Return[4,5]	3.55%[6]	20.03%	11.29%	(5.08)%	10.67%	27.01%
Ratio of net expenses to average net assets	1.24%[7]	1.22%	1.23%	1.22%	1.22%	1.25%[8]
Ratio of gross expenses to average net assets[9]	1.25%[7]	1.23%	1.24%	1.22%	1.23%	1.26%[8]
Ratio of net investment income to average net assets[4]	1.24%[7]	0.89%	0.94%	0.86%	0.65%	0.62%[8]
Portfolio turnover	6%[6]	2%	4%	6%	16%	17%
Net assets end of period (000’s) omitted	$2,440,432	$2,803,230	$3,479,880	$4,062,291	$7,847,093	$8,630,019

38

AMG Yacktman Focused Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$21.09	$19.66	$19.75	$25.88	$25.15	$20.52
Income (loss) from Investment Operations:
Net investment income[3,4]	0.15	0.23	0.23	0.26	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.62	3.74	2.04	(1.50)	2.56	5.39
Total income (loss) from investment operations	0.77	3.97	2.27	(1.24)	2.77	5.58
Less Distributions to Shareholders from:
Net investment income	—	(0.25)	(0.34)	(0.30)	(0.23)	(0.18)
Net realized gain on investments	—	(2.29)	(2.02)	(4.59)	(1.81)	(0.77)
Total distributions to shareholders	—	(2.54)	(2.36)	(4.89)	(2.04)	(0.95)
Net Asset Value, End of Period	$21.86	$21.09	$19.66	$19.75	$25.88	$25.15
Total Return[4,5]	3.65%[6]	20.25%	11.46%	(4.89)%	10.88%	27.19%
Ratio of net expenses to average net assets	1.05%[7]	1.05%	1.05%	1.05%	1.05%	1.08%[8]
Ratio of gross expenses to average net assets[9]	1.06%[7]	1.06%	1.06%	1.05%	1.06%	1.09%[8]
Ratio of net investment income to average net assets[4]	1.42%[7]	1.06%	1.11%	1.03%	0.82%	0.78%[8]
Portfolio turnover	6%[6]	2%	4%	6%	16%	17%
Net assets end of period (000’s) omitted	$1,518,384	$1,578,775	$1,051,228	$1,312,374	$3,414,602	$3,301,204

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.020% and 0.017% of average net assets for the Class N and Class I, respectively.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

39

AMG Yacktman Focused Fund - Security Selection Only

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,
Class N	(unaudited)	2017[1]
Net Asset Value, Beginning of Period	$11.77	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.09	0.14
Net realized and unrealized gain on investments	0.43	1.94
Total income from investment operations	0.52	2.08
Less Distributions to Shareholders from:
Net investment income	—	(0.22)
Net realized gain on investments	—	(0.09)
Total distributions to shareholders	—	(0.31)
Net Asset Value, End of Period	$12.29	$11.77
Total Return[3,4]	4.42%[5]	20.81%[5]
Ratio of net expenses to average net assets	1.08%[6]	1.08%[6]
Ratio of gross expenses to average net assets[7]	5.25%[6]	3.77%[8]
Ratio of net investment income to average net assets[3]	1.58%[6]	1.35%[6]
Portfolio turnover	15%[5]	12%[5]
Net assets end of period (000’s) omitted	$18	$17

40

AMG Yacktman Focused Fund - Security Selection Only

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal period ended December 31,
	June 30, 2018
Class I	(unaudited)	2017[1]
Net Asset Value, Beginning of Period	$11.77	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.09	0.14
Net realized and unrealized gain on investments	0.43	1.94
Total income from investment operations	0.52	2.08
Less Distributions to Shareholders from:
Net investment income	—	(0.22)
Net realized gain on investments	—	(0.09)
Total distributions to shareholders	—	(0.31)
Net Asset Value, End of Period	$12.29	$11.77
Total Return[3,4]	4.42%[5]	20.81%[5]
Ratio of net expenses to average net assets	1.08%[6]	1.08%[6]
Ratio of gross expenses to average net assets[7]	5.25%[6]	3.77%[8]
Ratio of net investment income to average net assets[3]	1.57%[6]	1.35%[6]
Portfolio turnover	15%[5]	12%[5]
Net assets end of period (000’s) omitted	$1,478	$1,392

[1]	Commencement of operations was on January 30, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Ratio does not reflect the annualization of audit expenses.

41

AMG Yacktman Special Opportunities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,
	June 30, 2018
Class I	(unaudited)	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$12.03	$9.37	$7.75	$9.40
Income (loss) from Investment Operations:
Net investment income[3,4]	0.06	0.06 [5]	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.11)	3.18	1.75	(1.49)
Total income (loss) from investment operations	(0.05)	3.24	1.93	(1.29)
Net investment income	—	(0.14)	(0.20)	(0.23)
Net realized gain on investments	—	(0.44)	—	(0.13)
Paid in capital	—	—	(0.11)	—
Total distributions to shareholders	—	(0.58)	(0.31)	(0.36)
Net Asset Value, End of Period	$11.98	$12.03	$9.37	$7.75
Total Return[4]	(0.42)%[6,7]	34.67%[7]	24.88%	(13.77)%[6]
Ratio of net expenses to average net assets	1.99%[8,9]	2.33%[10]	1.90%[11]	1.27%[8,12]
Ratio of gross expenses to average net assets[13]	2.14%[8,9]	2.59%[10]	2.29%[11]	1.88%[8,12]
Ratio of net investment income to average net assets[4]	1.05%[8,9]	0.50%[10]	2.08%[11]	3.40%[8,12]
Portfolio turnover	19%[6]	36%	29%	30%[6]
Net assets end of period (000’s) omitted	$8,722	$8,377	$700	$83

42

AMG Yacktman Special Opportunities Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended December 31,			For the fiscal period ended December 31,
	June 30, 2018
Class Z	(unaudited)	2017	2016[1]	2015	2014[14]
Net Asset Value, Beginning of Period	$12.05	$9.38	$7.75	$9.45	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.07	0.07 [5]	0.20	0.22	(0.00)[15]
Net realized and unrealized gain (loss) on investments	(0.11)	3.19	1.74	(1.56)	(0.54)
Total income (loss) from investment operations	(0.04)	3.26	1.94	(1.34)	(0.54)
Less Distributions to Shareholders from:
Net investment income	—	(0.15)	(0.20)	(0.23)	(0.01)
Net realized gain on investments	—	(0.44)	—	(0.13)	—
Paid in capital	—	—	(0.11)	—	—
Total distributions to shareholders	—	(0.59)	(0.31)	(0.36)	(0.01)
Net Asset Value, End of Period	$12.01	$12.05	$9.38	$7.75	$9.45
Total Return[4]	(0.33)%[6,7]	34.81%[7]	25.05%[7]	(14.22)%	(5.39)%[6,7]
Ratio of net expenses to average net assets	1.89%[8,9]	2.23%[10]	1.63%[11]	1.24%[12]	1.65%[8]
Ratio of gross expenses to average net assets[13]	2.04%[8,9]	2.49%[10]	2.01%[11]	1.74%[12]	2.60%[8]
Ratio of net investment income (loss) to average net assets[4]	1.15%[8,9]	0.60%[10]	2.34%[11]	2.47%[12]	(0.04)%[8]
Portfolio turnover	19%[6]	36%	29%	30%	7%[6]
Net assets end of period (000’s) omitted	$29,244	$29,334	$21,519	$17,177	$17,545

[1]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class I and Class Z, respectively.
[2]	Commencement of operations was on July 1, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, and $0.05 for Class I and Class Z, respectively.
[6]	Not annualized.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Annualized.
[9]	Includes a performance adjustment amounting to 0.25% of average daily net assets. (See Note 2 of Notes to Financial Statements).
[10]	Includes a performance adjustment amounting to 0.59% of average daily net assets. (See Note 2 of Notes to Financial Statements).
[11]	Includes a performance adjustment amounting to (0.02)% of average daily net assets. (See Note 2 of Notes to Financial Statements).
[12]	Includes a performance adjustment amounting to (0.42)% of average daily net assets. (See Note 2 of Notes to Financial Statements).
[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Commencement of operations was on June 30, 2014.
[15]	Less than $0.005 or $(0.005) per share.

43

Notes to Financial Statements (unaudited)

June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Focused Fund - Security Selection Only (“Yacktman Focused Selection Only”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds.” Yacktman Focused Selection Only’s commencement of operations was on January 30, 2017.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers Class I shares and Class Z shares. Yacktman Focused has established Class N, Class S and Class I shares. Effective February 27, 2017, Yacktman Focused’s Class S shares were renamed Class N. Currently, Yacktman Focused offers Class N shares and Class I shares. Yacktman Focused Selection Only has established Class N shares and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Focused Selection Only and Yacktman Special Opportunities are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each

44

Notes to Financial Statements (continued)

business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized, adjustment for passive foreign investment companies sold and foreign currency. Temporary differences are due to mark-to-market of passive foreign investment companies and wash sale loss deferrals.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Yacktman Fund	$5,682,497,062	$2,145,777,490	$(208,465,804)	$1,937,311,686
Yacktman Focused	3,060,860,426	1,012,881,042	(100,426,360)	912,454,682
Yacktman Focused Selection Only	1,306,631	221,891	(35,819)	186,072
Yacktman Special Opportunities	34,682,345	6,611,260	(2,376,726)	4,234,534

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of June 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is

45

Notes to Financial Statements (continued)

required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2018, Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities had redemption fees amounting to $48,234, $47,565 and $95, respectively. For the fiscal year ended December 31, 2017, Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities had redemption fees amounting to $79,831, $104,908 and $1,307, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	—	—	—	—	3,209,851	$68,037,275	10,466,211	$224,290,360
Reinvestment of distributions	—	—	—	—	—	—	14,063,019	296,448,444
Cost of shares repurchased	—	—	—	—	(24,323,837)	(514,811,754)	(68,602,009)	(1,482,158,582)

Net decrease	—	—	—	—	(21,113,986)	$(446,774,479)	(44,072,779)	$(961,419,778)

Class I:
Proceeds from sale of shares	15,868,383	$364,188,788	39,676,324	$915,572,764	11,261,933	$237,727,928	32,254,309	$701,822,790
Reinvestment of distributions	—	—	34,574,873	789,690,099	—	—	6,428,016	135,245,464
Cost of shares repurchased	(74,399,783)	(1,698,271,594)	(91,124,561)	(2,101,178,090)	(16,646,816)	(349,984,891)	(17,292,601)	(373,166,861)

Net increase (decrease)	(58,531,400)	$(1,334,082,806)	(16,873,364)	$(395,915,227)	(5,384,883)	$(112,256,963)	21,389,724	$463,901,393

	Yacktman Focused Selection Only				Yacktman Special Opportunities
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:[1]
Proceeds from sale of shares	—	—	1,409	$14,331	—	—	—	—
Reinvestment of distributions	—	—	37	436	—	—	—	—

Net increase	—	—	1,446	$14,767	—	—	—	—

Class I:[1]
Proceeds from sale of shares	2,066	$25,000	115,212	$1,160,100	140,971	$1,714,756	638,304	$7,092,111
Reinvestment of distributions	—	—	3,044	35,678	—	—	32,271	382,091
Cost of shares repurchased	—	—	(10)	(101)	(109,568)	(1,319,022)	(48,669)	(564,041)

Net increase	2,066	$25,000	118,246	$1,195,677	31,403	$395,734	621,906	$6,910,161

46

Notes to Financial Statements (continued)

	Yacktman Focused Selection Only				Yacktman Special Opportunities
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	—	—	—	—	314	$3,754	124,116	$1,456,721
Reinvestment of distributions	—	—	—	—	—	—	114,266	1,355,198
Cost of shares repurchased	—	—	—	—	—	—	(97,696)	(1,160,272)

Net increase	—	—	—	—	314	$3,754	140,686	$1,651,647

[1]	Commencement of operations for Yacktman Focused Selection Only was on January 30, 2017.

At June 30, 2018, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Focused Selection Only - two collectively own 98%; Yacktman Special Opportunities - one owns 27%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities were $14,488,609, $9,089,366 and $1,021,303 respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2018, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

47

Notes to Financial Statements (continued)

Yacktman Fund
0.52% on the first $500,000,000
0.47% on the next $500,000,000
0.42% on balance over $1,000,000,000
Yacktman Focused	0.87%
Yacktman Focused Selection Only	0.87%

Yacktman Special Opportunities has a performance-based fee structure that consists of a base fee and a performance adjustment (“Performance Adjustment”). The Fund pays a monthly base investment management fee to the Investment Manager at an annual rate of 1.37% of the Fund’s average daily net assets for the month. This monthly fee was increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment Rate for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2018, the Performance Adjustment increased management fee by a net amount of $47,327, resulting in the Fund paying the Investment Manager at an effective rate of 1.62%.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Yacktman Focused Class N to 1.25% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Yacktman Focused Selection Only to 1.08% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of investment management fees, administrative fees, shareholder servicing fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, dividends payable with respect to securities sold short and extraordinary expenses) of Yacktman Special Opportunities to an annual rate of 0.12% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Yacktman Focused Selection Only	Yacktman Special Opportunities
Less than 1 year	—	$81,594
Within 2 years	$14,371	76,584
Within 3 years	47,602	73,834

Total Amount Subject to Recoupment	$61,973	$232,012

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in the JPMorgan U.S. Government Money Market Fund, Capital Shares. For the six months ended June 30, 2018, the investment management fee for Yacktman Fund and Yacktman Focused was reduced by $324,125 and $157,130, respectively or less than 0.01% of average net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Focused Selection Only and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other

48

Notes to Financial Statements (continued)

services. The Class N shares of Yacktman Focused and Yacktman Focused Selection Only and Class I shares of Yacktman Fund and Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Yacktman Fund
Class I	0.20%	0.10%
Yacktman Focused
Class N	0.20%	0.18%
Yacktman Focused Selection Only
Class N	0.20%	—
Yacktman Special Opportunities
Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, Yacktman Fund lent a maximum of $3,699,956 for two days earning interest of $457, Yacktman Focused lent a maximum of $3,156,418 for one day earning interest of $238 and Yacktman Special Opportunities lent a maximum of $232,585 for two days earning interest of $29. The interest income amount is included in the Statement of Operations as interest income. At June 30, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Yacktman Fund	$296,858,872	$1,734,717,796
Yacktman Focused	173,806,186	884,503,498
Yacktman Focused Selection Only	239,230	214,851
Yacktman Special Opportunities	8,667,022	6,549,582

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2018.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Yacktman Fund	$14,075,109	$14,488,609
Yacktman Focused	8,320,552	9,089,366
Yacktman Special Opportunities	976,435	1,021,303

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

49

Notes to Financial Statements (continued)

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-

defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Yacktman Fund
Cantor Fitzgerald Securities, Inc.	$1,239,098	$1,239,098	—	—
Jefferies LLC	3,441,231	3,441,231	—	—
MUFG Securities America, Inc.	2,925,818	2,925,818	—	—
NBC Global Finance Ltd.	3,441,231	3,441,231	—	—
State of Wisconsin Investment Board	3,441,231	3,441,231	—	—

Total	$14,488,609	$14,488,609	—	—

Yacktman Focused
Citibank N.A.	$2,158,837	$2,158,837	—	—
National Bank Financial	2,158,837	2,158,837	—	—
NatWest Markets PLC	454,018	454,018	—	—
RBC Dominion Securities, Inc.	2,158,837	2,158,837	—	—
State of Wisconsin Investment Board	2,158,837	2,158,837	—	—

Total	$9,089,366	$9,089,366	—	—

Yacktman Special Opportunities
Jefferies LLC	$21,303	$21,303	—	—
NBC Global Finance Ltd.	1,000,000	1,000,000	—	—

Total	$1,021,303	$1,021,303	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

50

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (“the Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the

Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for AMG Yacktman Special Opportunities Fund, AMG Yacktman Focused Fund – Security Selection Only and Class N shares of AMG Yacktman Focused Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under

51

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above, above, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s more recent improved performance relative to its Peer Group. The Trustees also noted that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and in the top quintile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on

June 29, 2012), the Trustees noted that the Fund’s performance for Class I shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above, above, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent improved performance relative to its Peer Group. The Trustees also noted that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2018 and for the period from the Class Z shares’ inception on June 30, 2014 through March 31, 2018 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that Class Z shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Focused Fund - Security Selection Only, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year period ended March 31, 2018 and for the period from the Class I shares’ inception on January 30, 2017 through March 31, 2018 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the S&P 500 Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and since inception. The Trustees also took into account the Fund’s relatively short performance history. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted any payments that were made from the Subadviser to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for AMG Yacktman Special Opportunities Fund, AMG Yacktman Focused Fund - Security Selection Only and Class N shares of AMG Yacktman Focused Fund. The Board also took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing

52

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25% for Class N shares. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2018 were both lower than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Focused Fund - Security Selection Only, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.08%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadviser has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

53

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	57

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063018 SAR071

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 6, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 6, 2018